(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Europe Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Europe Capital Appreciation Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Europe Cap App - CL A	14.89%	-0.67%	3.67%
Fidelity Adv Europe Cap App - CL A (incl. 5.75% sales charge)	8.28%	-6.38%	-2.29%
MSCI® Europe	5.81%	-12.01%	-11.54%
European Region Funds Average	6.53%	-12.60%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital InternationalSM  (MSCI Europe) Europe Index - a market capitalization-weighted index of over 500 equity securities of countries domiciled in 16 European countries that is designed to represent the performance of developed stock markets in Europe. To measure how Class A's performance stacked up against its peers, you can compare it to the European region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 192 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - CL A	-0.67%	1.08%
Fidelity Adv Europe Cap App - CL A (incl. 5.75% sales charge)	-6.38%	-0.68%
MSCI Europe	-12.01%	-3.57%
European Region Funds Average	-12.60%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Europe Capital Appreciation Fund - Class A on December 17, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have been $9,771 - a 2.29% decrease on the initial investment. For comparison, look at how the MSCI Europe Index did over the same period. With dividends reinvested, the same $10,000 would have been $8,846 - an 11.54% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Europe Capital Appreciation Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - CL T	14.86%	-0.87%	2.98%
Fidelity Adv Europe Cap App - CL T (incl. 3.50% sales charge)	10.84%	-4.34%	-0.62%
MSCI Europe	5.81%	-12.01%	-11.54%
European Region Funds Average	6.53%	-12.60%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International (MSCI Europe) Europe Index - a market capitalization-weighted index of over 500 equity securities of countries domiciled in 16 European countries that is designed to represent the performance of developed stock markets in Europe. To measure how Class T's performance stacked up against its peers, you can compare it to the European region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 192 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - CL T	-0.87%	0.88%
Fidelity Adv Europe Cap App - CL T (incl. 3.50% sales charge)	-4.34%	-0.19%
MSCI Europe	-12.01%	-3.57%
European Region Funds Average	-12.60%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Europe Capital Appreciation Fund - Class T on December 17, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have been $9,938 - a 0.62% decrease on the initial investment. For comparison, look at how the MSCI Europe Index did over the same period. With dividends reinvested, the same $10,000 would have been $8,846 - an 11.54% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Europe Capital Appreciation Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - CL B	14.63%	-1.37%	1.10%
Fidelity Adv Europe Cap App - CL B (incl. contingent deferred sales charge)	9.63%	-6.30%	-1.90%
MSCI Europe	5.81%	-12.01%	-11.54%
European Region Funds Average	6.53%	-12.60%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International (MSCI Europe) Europe Index - a market capitalization-weighted index of over 500 equity securities of countries domiciled in 16 European countries that is designed to represent the performance of developed stock markets in Europe. To measure how Class B's performance stacked up against its peers, you can compare it to the European region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 192 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - CL B	-1.37%	0.33%
Fidelity Adv Europe Cap App - CL B (incl. contingent deferred sales charge)	-6.30%	-0.57%
MSCI Europe	-12.01%	-3.57%
European Region Funds Average	-12.60%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Europe Capital Appreciation Fund - Class B on December 17, 1998, when the fund started. As the chart shows, by April 30, 2002, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $9,810 - a 1.90% decrease on the initial investment. For comparison, look at how the MSCI Europe Index did over the same period. With dividends reinvested, the same $10,000 would have been $8,846 - an 11.54% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Europe Capital Appreciation Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - CL C	14.48%	-1.36%	1.20%
Fidelity Adv Europe Cap App - CL C (incl. contingent deferred sales charge)	13.48%	-2.35%	1.20%
MSCI Europe	5.81%	-12.01%	-11.54%
European Region Funds Average	6.53%	-12.60%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International (MSCI Europe) Europe Index - a market capitalization-weighted index of over 500 equity securities of countries domiciled in 16 European countries that is designed to represent the performance of developed stock markets in Europe. To measure how Class C's performance stacked up against its peers, you can compare it to the European region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 192 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - CL C	-1.36%	0.35%
Fidelity Adv Europe Cap App - CL C (incl. contingent deferred sales charge)	-2.35%	0.35%
MSCI Europe	-12.01%	-3.57%
European Region Funds Average	-12.60%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Europe Capital Appreciation Fund - Class C on December 17, 1998, when the fund started. As the chart shows, by April 30, 2002, the value of the investment would have grown to $10,120 - a 1.20% increase on the initial investment. For comparison, look at how the MSCI Europe Index did over the same period. With dividends reinvested, the same $10,000 would have been $8,846 - an 11.54% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For the six-month period ending April 30, 2002, investing internationally became a much more attractive opportunity than it had been in the past few years. In fact, most stock markets around the world outperformed U.S. domestic equity benchmarks - an important point for investors seeking a diversified portfolio. Much of the rebound in international equity markets was due to the stabilization and incremental improvement of global economies. Emerging markets in Asia and Latin America were among the top performers. The Morgan Stanley Capital InternationalSM (MSCI®) All Country Asia Free ex Japan Index - an index of more than 450 stocks traded in 11 emerging Asian markets, excluding Japan - jumped 38.68% during the past six months. Meanwhile, the MSCI Emerging Markets Free-Latin America Index, which measures the performance of nearly 125 stocks traded in seven Latin American markets, was up 25.69%. Looking more broadly, the MSCI Europe, Australasia, Far East (EAFE®) Index - designed to represent the performance of stock markets outside the U.S. and Canada - gained a respectable 5.60%. Even Japan improved. While the nation's primary equity benchmark - the Tokyo Stock Exchange Index, or TOPIX - posted a slight decline of 2.13% for the overall six-month time frame, it leaped 16.60% in the final three months of the period.

(Portfolio Manager photograph)
An interview with Ian Hart, Portfolio Manager of Fidelity Advisor Europe Capital Appreciation Fund

Q. How did the fund perform, Ian?

A. For the six months ending April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 14.89%, 14.86%, 14.63% and 14.48%, respectively. By comparison, the Morgan Stanley Capital International Europe Index returned 5.81%, while the Lipper Inc. European region funds average returned 6.53%. For the 12 months ending April 30, 2002, the fund's Class A, Class T, Class B and Class C shares declined 0.67%, 0.87%, 1.37% and 1.36%, respectively, while the Morgan Stanley index fell 12.01% and the Lipper average returned -12.60%.

Q. How did the fund manage to outperform the index and the peer average during the past six months?

A. What it really came down to was positive stock selection across a variety of sectors in the more developed European markets. I try to manage the fund by focusing on individual companies and their growth potential, rather than by following macroeconomic trends. I also look for companies whose growth prospects are underappreciated by the market, which often gives me what I call the "double whammy" of appreciating earnings and expanding multiples. If you look back at the market for the past year or two, I think the unmistakable conclusion is that earnings and valuations really do matter. While I may tend to find particular value in certain sectors - as recently occurred mainly in the consumer area - I try to remain sector-agnostic and keep the fund open to any idea that looks like it can deliver good growth at an attractive valuation. If I found a lot of upside from the consumer sector, it's because that's where the good ideas happened to be.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. So, where in particular did you find your best ideas?

A. The biggest contributors to performance came from a variety of consumer-related names. SEB, a French manufacturer of domestic appliances, was grossly underappreciated by the market when I bought it, but began taking off as investors watched the company consistently deliver on its earnings. There were a number of similar stories where earnings growth drove undervalued stock prices higher: Pernod-Ricard, the French spirits company; the U.K.'s Diageo, the world's largest spirits company; BNP Paribas, the French financial services firm; and Anglo-Dutch consumer products giant Unilever, to name a few. The fund also found value from airline holdings British Airways and Lufthansa, whose prices came off historical lows in response to industry consolidation in Europe and a rebound in activity following the September 11 tragedy. As a successful play on the prospects of rising gold prices, Harmony Gold Mining, a U.K.-listed South African mining operation, also contributed nicely to overall fund performance.

Q. What individual holdings didn't perform as well as you'd hoped?

A. Laurus, the Dutch food retailer, was somewhat disappointing. I bought it at what I thought was a very cheap price based on its turnaround prospects, but the company decided to sell itself instead, and the deal was consummated at a price well under its then-current market value. That position has since been sold. 3i Group, the U.K.'s leading venture capital firm, also held back performance as the market became concerned about what it thought was the company's concentration in technology-related investments. I still liked this company's prospects, however, and used the falling stock price as an opportunity to add to the fund's 3i position. Novo-Nordisk, the Danish manufacturer of insulin products, also disappointed. The company issued an unexpected profit warning based on slowing sales growth and saw its stock price plummet. The fund no longer owns this stock.

Q. What's your outlook for the next six months, Ian?

A. I'm optimistic about our ability to find good stocks to invest in. As always, I work very closely with our more than 50 research analysts in London, as well as our analysts here in Boston, to identify stories with improving earnings and low valuations. If we can continue to find those good stories - and I believe there are plenty of them out there - then we've got the potential for that double whammy that I've been talking about, which can drive strong performance.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing mainly in equity securities of European issuers

Start date: December 17, 1998

Size: as of April 30, 2002, more than $26 million

Manager: Ian Hart, since 2000; joined Fidelity in 1994

3

Ian Hart talks about his approach to analyzing growth prospects:

"This is not a fund that pursues ideas based on sector performance or macroeconomic assumptions. It's a go-anywhere, diversified fund that employs a bottom-up approach to stock selection. I look for companies whose prospects for growth are strong or improving and have not yet been priced into their valuation. One of the techniques I tend to use is an upside/downside approach to analyzing growth prospects. For example, I might look at a company like Pernod-Ricard, the French spirits company, and say, sure, it would benefit from an improving macroeconomic environment because people would likely spend more on spirits and its top-line earnings would likely accelerate. But what's the potential downside if economic conditions remain less than ideal, as they were when I originally bought the stock? If my analysis suggests that there's limited downside, with a potentially promising upside, then I look to own the stock. It's always risky to make a bet on the explicit assumption that economic conditions will move in one direction or the other. The upside/downside approach, which combines an analysis of fundamentals together with valuation, is really a good discipline."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
TotalFinaElf SA Series B (France, Oil & Gas)	4.7	4.6
Pernod-Ricard (France, Beverages)	4.5	2.3
Trinity Mirror PLC (United Kingdom, Media)	3.3	2.7
British Airways PLC (United Kingdom, Airlines)	3.2	0.8
Unilever PLC (United Kingdom, Food Products)	3.1	2.5
	18.8
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.3	19.7
Financials	18.6	28.8
Consumer Staples	16.5	15.5
Industrials	10.2	2.9
Health Care	8.9	15.0
Top Five Countries as of April 30, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	29.7	33.4
France	21.6	19.7
Germany	7.4	10.2
Italy	7.0	3.0
Netherlands	6.2	8.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks 91.0%	Stocks 99.6%
Short-Term Investments and Net Other Assets 9.0%	Short-Term Investments and Net Other Assets 0.4%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value (Note 1)
Austria - 0.6%
VA Technologie AG	5,200	$ 158,752
Belgium - 0.8%
D'ieteren SA	400	79,947
KBC Bancassurance Holding NV	3,700	133,444
TOTAL BELGIUM		213,391
Croatia - 0.1%
Pliva D.D. unit	1,800	25,740
Denmark - 0.7%
Danske Bank AS	9,600	173,262
Finland - 0.5%
Instrumentarium Oyj	5,600	145,200
France - 21.6%
Aventis SA (France)	3,700	261,405
BIC Ste	4,000	156,292
BNP Paribas SA	11,646	608,124
Castorama Dubois Investissements SA	3,167	176,207
Christian Dior SA	3,500	141,010
Clarins SA	3,900	236,828
Club Mediterranee SA (a)	6,400	258,595
CNP Assurances	3,800	140,233
ILOG SA sponsored ADR (a)	11,600	121,568
Pernod-Ricard	12,900	1,190,422
Sanofi-Synthelabo SA	2,600	166,312
SEB SA	9,800	796,270
Technip-Coflexip SA	800	112,790
TotalFinaElf SA Series B	8,317	1,259,359
Valeo SA	2,400	102,634
TOTAL FRANCE		5,728,049
Germany - 7.1%
Adidas-Salomon AG	1,000	67,703
Deutsche Boerse AG	5,576	247,992
Deutsche Lufthansa AG (Reg.)	21,400	330,804
Douglas Holding AG	3,000	72,222
Fraport AG Frankfurt Airport Services Worldwide	3,487	78,044
Fresenius Medical Care AG sponsored ADR	1	20
Gehe AG	5,800	242,811
Hochtief AG	4,700	101,765
Infineon Technologies AG	5,600	101,842
Karstadt Quelle AG	7,300	221,811
Schering AG	3,895	237,226
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Sixt AG	6,700	$ 84,388
Zapf Creation AG	4,300	96,550
TOTAL GERMANY		1,883,178
Greece - 0.0%
Antenna TV SA sponsored ADR (a)	7,900	10,665
Ireland - 2.4%
Fyffes PLC (Ireland)	189,700	230,562
Independent News & Media PLC (Ireland)	84,400	159,569
Waterford Wedgwood PLC unit	380,800	246,841
TOTAL IRELAND		636,972
Italy - 7.0%
Amplifon Spa	500	10,565
Banca Nazionale del Lavoro (BNL)	290,700	660,574
Banca Popolare di Verona	16,800	208,574
Banca Populare di Novara	18,000	134,829
Benetton Group Spa sponsored ADR	15,600	439,140
Bulgari Spa	17,200	133,637
Cassa Di Risparmio Di Firenze	133,200	164,290
Davide Campari-Milano Spa	3,300	105,559
TOTAL ITALY		1,857,168
Luxembourg - 0.5%
Stolt Offshore SA (a)	7,700	67,758
Thiel Logistik AG (a)	5,400	57,367
TOTAL LUXEMBOURG		125,125
Netherlands - 6.2%
Gamma Holding NV	2,400	83,058
Hunter Douglas NV	14,200	473,018
ING Groep NV (Certificaten Van Aandelen)	9,130	240,838
Koninklijke KPN NV	10,300	46,644
Koninklijke Philips Electronics NV	6,054	186,786
Randstad Holdings NV	8,000	110,917
Royal Dutch Petroleum Co. (Hague Registry)	5,200	271,752
Samas Groep NV (Certificaten Van Aandelen)	10,400	79,587
Vopak NV	4,300	81,297
Wegener NV	9,300	78,788
TOTAL NETHERLANDS		1,652,685
Common Stocks - continued
	Shares	Value (Note 1)
Norway - 0.6%
Bergesen dy ASA (A Shares)	4,200	$ 87,902
Schibsted AS (B Shares)	7,200	78,341
TOTAL NORWAY		166,243
South Africa - 1.1%
Harmony Gold Mining Co. Ltd.	22,700	291,091
Spain - 4.9%
Altadis SA	22,000	464,267
Banco Santander Central Hispano SA	34,260	317,079
Campofrio Alimentacion SA	10,200	110,197
Campofrio Alimentacion SA rights 5/15/02 (a)	10,200	11,295
Corporacion Mapfre Compania Internacional de Reaseguros SA (Reg.)	25,000	168,581
Cortefiel SA	12,300	72,865
Sol Melia SA	20,000	148,550
TOTAL SPAIN		1,292,834
Sweden - 1.2%
Electrolux AB (B Shares)	18,391	306,630
Switzerland - 5.7%
Barry Callebaut AG	1,060	113,365
Credit Suisse Group (Reg.)	6,884	245,766
Forbo Holding AG (Reg.)	450	141,877
Kuoni Reisen Holding AG Class B (Reg.)	400	129,822
Novartis AG (Reg.)	5,974	250,948
PubliGroupe SA (Reg.)	400	100,767
Roche Holding AG (participation certificate)	3,888	295,037
Saurer AG (Reg.)	5,400	132,864
Sulzer AG (Reg.)	500	100,303
TOTAL SWITZERLAND		1,510,749
United Kingdom - 29.7%
3i Group PLC	69,200	697,896
Aberdeen Asset Management PLC	20,700	75,119
Autonomy Corp. PLC (a)	15,800	83,530
Avis Europe PLC	47,500	145,030
Bodycote International PLC	22,000	73,103
British Airways PLC	242,800	835,986
Carlton Communications PLC	72,600	261,873
Cordiant Communications Group PLC	83,200	113,980
De Vere Group PLC	14,400	78,962
Diageo PLC	58,400	775,372
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
EGG PLC (a)	32,400	$ 82,635
GlaxoSmithKline PLC	28,125	675,703
Johnston Press PLC	22,100	124,647
Lex Service PLC	10,000	77,096
Lloyds TSB Group PLC	51,500	592,193
Lonmin PLC	5,208	88,653
Maiden Group PLC	15,500	87,196
Morgan Crucible Co. PLC	27,100	71,684
Pizzaexpress PLC	9,200	90,236
Shanks Group PLC	60,500	151,657
SkyePharma PLC (a)	82,800	88,694
SMG PLC	102,300	232,584
Somerfield PLC (a)	119,700	235,509
Sportingbet PLC (a)	43,000	66,742
St. James's Place Capital PLC	18,000	69,518
Sygen International PLC (a)	91,118	67,726
Thistle Hotels PLC	40,900	83,153
Trinity Mirror PLC	127,500	876,134
Unilever PLC	89,800	820,548
W.H. Smith PLC	20,700	135,153
Xstrata PLC (a)	1,700	23,240
TOTAL UNITED KINGDOM		7,881,552
TOTAL COMMON STOCKS (Cost $21,259,447)		24,059,286
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Escada AG (non-vtg.) (Cost $80,917)	4,200	90,750
Money Market Funds - 1.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.85% (b) (Cost $360,251)	360,251	$ 360,251
TOTAL INVESTMENT PORTFOLIO - 92.4% (Cost $21,700,615)		24,510,287
NET OTHER ASSETS - 7.6%		2,004,335
NET ASSETS - 100%		$ 26,514,622
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $11,985,584 and $15,291,663, respectively.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $21,722,802. Net unrealized appreciation aggregated $2,787,485, of which $3,817,413 related to appreciated investment securities and $1,029,928 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $3,553,000 of which $635,000 and $2,918,000 will expire on October 31, 2007 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $21,700,615) - See accompanying schedule		$ 24,510,287
Receivable for investments sold		378,475
Receivable for fund shares sold		1,733,157
Dividends receivable		108,847
Interest receivable		488
Total assets		26,731,254
Liabilities
Payable for investments purchased	$ 70,823
Payable for fund shares redeemed	81,807
Accrued management fee	5,977
Distribution fees payable	14,120
Other payables and accrued expenses	43,905
Total liabilities		216,632
Net Assets		$ 26,514,622
Net Assets consist of:
Paid in capital		$ 29,149,875
Accumulated net investment (loss)		(123,964)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,318,252)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,806,963
Net Assets		$ 26,514,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,903,934 ÷ 280,722 shares)	$ 10.34
Maximum offering price per share (100/94.25 of $10.34)	$ 10.97
Class T: Net Asset Value and redemption price per share ($9,656,825 ÷ 939,690 shares)	$ 10.28
Maximum offering price per share (100/96.50 of $10.28)	$ 10.65
Class B: Net Asset Value and offering price per share ($7,228,205 ÷ 715,130 shares) A	$ 10.11
Class C: Net Asset Value and offering price per share ($4,318,957 ÷ 426,729 shares) A	$ 10.12
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,406,701 ÷ 231,008 shares)	$ 10.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 185,945
Interest		4,837
		190,782
Less foreign taxes withheld		(19,795)
Total income		170,987
Expenses
Management fee	$ 88,952
Transfer agent fees	53,538
Distribution fees	83,211
Accounting fees and expenses	30,277
Non-interested trustees' compensation	40
Custodian fees and expenses	35,337
Registration fees	49,316
Audit	16,836
Legal	400
Miscellaneous	661
Total expenses before reductions	358,568
Expense reductions	(63,617)	294,951
Net investment income (loss)		(123,964)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,421,360)
Foreign currency transactions	6,994
Total net realized gain (loss)		(1,414,366)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,922,257
Assets and liabilities in foreign currencies	(3,592)
Total change in net unrealized appreciation (depreciation)		4,918,665
Net gain (loss)		3,504,299
Net increase (decrease) in net assets resulting from operations		$ 3,380,335

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (123,964)	$ (90,695)
Net realized gain (loss)	(1,414,366)	(3,098,769)
Change in net unrealized appreciation (depreciation)	4,918,665	(3,696,249)
Net increase (decrease) in net assets resulting from operations	3,380,335	(6,885,713)
Share transactions - net increase (decrease)	(911,727)	(4,517,634)
Total increase (decrease) in net assets	2,468,608	(11,403,347)
Net Assets
Beginning of period	24,046,014	35,449,361
End of period (including accumulated net investment loss of $123,964 and $0, respectively)	$ 26,514,622	$ 24,046,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.00	$ 11.13	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.01	(.02)	.05
Net realized and unrealized gain (loss)	1.37	(2.14)	.62	.51
Total from investment operations	1.34	(2.13)	.60	.56
Distributions from net investment income	-	-	(.03)	-
Net asset value, end of period	$ 10.34	$ 9.00	$ 11.13	$ 10.56
Total Return B, C, D	14.89%	(19.14)%	5.67%	5.60%
Ratios to Average Net Assets F
Expenses before expense reductions	2.53% A	2.16%	1.97%	3.52% A
Expenses net of voluntary waivers, if any	2.00% A	2.00%	1.97%	2.00% A
Expenses net of all reductions	1.99% A	1.95%	1.93%	1.96% A
Net investment income (loss)	(.59)% A	.14%	(.14)%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,904	$ 2,577	$ 3,501	$ 2,060
Portfolio turnover rate	100% A	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 11.09	$ 10.54	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.01)	(.05)	.03
Net realized and unrealized gain (loss)	1.37	(2.13)	.62	.51
Total from investment operations	1.33	(2.14)	.57	.54
Distributions from net investment income	-	-	(.02)	-
Net asset value, end of period	$ 10.28	$ 8.95	$ 11.09	$ 10.54
Total Return B, C, D	14.86%	(19.30)%	5.40%	5.40%
Ratios to Average Net Assets F
Expenses before expense reductions	2.77% A	2.40%	2.24%	3.72% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.24%	2.25% A
Expenses net of all reductions	2.23% A	2.19%	2.20%	2.21% A
Net investment income (loss)	(.83)% A	(.10)%	(.41)%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,657	$ 9,749	$ 15,505	$ 12,343
Portfolio turnover rate	100% A	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 10.99	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.06)	(.11)	(.02)
Net realized and unrealized gain (loss)	1.35	(2.11)	.62	.50
Total from investment operations	1.29	(2.17)	.51	.48
Net asset value, end of period	$ 10.11	$ 8.82	$ 10.99	$ 10.48
Total Return B, C, D	14.63%	(19.75)%	4.87%	4.80%
Ratios to Average Net Assets F
Expenses before expense reductions	3.30% A	2.95%	2.81%	4.29% A
Expenses net of voluntary waivers, if any	2.75% A	2.75%	2.75%	2.75% A
Expenses net of all reductions	2.73% A	2.70%	2.71%	2.71% A
Net investment income (loss)	(1.33)% A	(.61)%	(.91)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,228	$ 6,507	$ 8,132	$ 3,765
Portfolio turnover rate	100% A	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.84	$ 11.01	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.06)	(.10)	(.02)
Net realized and unrealized gain (loss)	1.34	(2.11)	.62	.51
Total from investment operations	1.28	(2.17)	.52	.49
Net asset value, end of period	$ 10.12	$ 8.84	$ 11.01	$ 10.49
Total Return B, C, D	14.48%	(19.71)%	4.96%	4.90%
Ratios to Average Net Assets F
Expenses before expense reductions	3.18% A	2.80%	2.67%	4.16% A
Expenses net of voluntary waivers, if any	2.75% A	2.75%	2.67%	2.75% A
Expenses net of all reductions	2.73% A	2.70%	2.63%	2.71% A
Net investment income (loss)	(1.33)% A	(.61)%	(.84)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,319	$ 4,393	$ 7,117	$ 3,894
Portfolio turnover rate	100% A	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 11.16	$ 10.58	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.04	.02	.07
Net realized and unrealized gain (loss)	1.39	(2.15)	.61	.51
Total from investment operations	1.37	(2.11)	.63	.58
Distributions from net investment income	-	-	(.05)	-
Net asset value, end of period	$ 10.42	$ 9.05	$ 11.16	$ 10.58
Total Return B, C	15.14%	(18.91)%	5.94%	5.80%
Ratios to Average Net Assets E
Expenses before expense reductions	2.04% A	1.75%	1.70%	3.31% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.70%	1.75% A
Expenses net of all reductions	1.74% A	1.69%	1.66%	1.71% A
Net investment income (loss)	(.34)% A	.40%	.14%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,407	$ 820	$ 1,193	$ 838
Portfolio turnover rate	100% A	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the period December 17, 1998 (commencement of operations) to October 31, 1999.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Europe Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,446	$ 38
Class T	.25%	.25%	24,192	214
Class B	.75%	.25%	33,809	25,422
Class C	.75%	.25%	21,764	1,957
			$ 83,211	$ 27,631

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 5,995	$ 1,919
Class T	7,359	1,259
Class B	8,774	8,774*
Class C	590	590*
	$ 22,718	$ 12,542

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 6,342.46
Class T	21,844.45
Class B	16,505.49
Class C	7,886.36
Institutional Class	961.22
	$ 53,538

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,824 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.00%	$ 7,123
Class T	2.25%	25,159
Class B	2.75%	18,674
Class C	2.75%	9,328
Institutional Class	1.75%	1,222
		$ 61,506

Certain security trades were directed to brokers who paid $2,111 of the fund's expenses.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2002	2001	2002	2001
Class A Shares sold	236,734	655,078	$ 2,220,723	$ 6,713,667
Shares redeemed	(242,412)	(683,304)	(2,295,652)	(6,981,146)
Net increase (decrease)	(5,678)	(28,226)	$ (74,929)	$ (267,479)
Class T Shares sold	50,260	1,166,309	$ 484,994	$ 12,776,249
Shares redeemed	(199,795)	(1,475,080)	(1,929,558)	(15,555,028)
Net increase (decrease)	(149,535)	(308,771)	$ (1,444,564)	$ (2,778,779)
Class B Shares sold	103,317	303,986	$ 1,006,659	$ 3,163,138
Shares redeemed	(125,577)	(306,569)	(1,187,739)	(3,045,530)
Net increase (decrease)	(22,260)	(2,583)	$ (181,080)	$ 117,608
Class C Shares sold	30,177	212,140	$ 287,511	$ 2,159,797
Shares redeemed	(100,606)	(361,699)	(955,162)	(3,574,253)
Net increase (decrease)	(70,429)	(149,559)	$ (667,651)	$ (1,414,456)
Institutional Class Shares sold	488,541	13,115	$ 4,903,322	$ 135,502
Shares redeemed	(348,066)	(29,488)	(3,446,825)	(310,030)
Net increase (decrease)	140,475	(16,373)	$ 1,456,497	$ (174,528)

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Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AEUR-SANN-0602 156988
1.719687.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Europe Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

ASemiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Europe Capital Appreciation Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Europe Cap App - Inst CL	15.14%	-0.38%	4.66%
MSCI® Europe	5.81%	-12.01%	-11.54%
European Region Funds Average	6.53%	-12.60%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' return to the performance of the Morgan Stanley Capital InternationalSM  (MSCI Europe) Europe Index - a market capitalization-weighted index of over 500 equity securities of countries domiciled in 16 European countries that is designed to represent the performance of developed stock markets in Europe. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the European region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 192 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Europe Cap App - Inst CL	-0.38%	1.36%
MSCI Europe	-12.01%	-3.57%
European Region Funds Average	-12.60%	n/a*

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Europe Capital Appreciation Fund - Institutional Class on December 17, 1998, when the fund started. As the chart shows, by April 30, 2002, the value of the investment would have grown to $10,466 - a 4.66% increase on the initial investment. For comparison, look at how the MSCI Europe Index did over the same period. With dividends reinvested, the same $10,000 would have been $8,846 - an 11.54% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For the six-month period ending April 30, 2002, investing internationally became a much more attractive opportunity than it had been in the past few years. In fact, most stock markets around the world outperformed U.S. domestic equity benchmarks - an important point for investors seeking a diversified portfolio. Much of the rebound in international equity markets was due to the stabilization and incremental improvement of global economies. Emerging markets in Asia and Latin America were among the top performers. The Morgan Stanley Capital InternationalSM (MSCI®) All Country Asia Free ex Japan Index - an index of more than 450 stocks traded in 11 emerging Asian markets, excluding Japan - jumped 38.68% during the past six months. Meanwhile, the MSCI Emerging Markets Free-Latin America Index, which measures the performance of nearly 125 stocks traded in seven Latin American markets, was up 25.69%. Looking more broadly, the MSCI Europe, Australasia, Far East (EAFE®) Index - designed to represent the performance of stock markets outside the U.S. and Canada - gained a respectable 5.60%. Even Japan improved. While the nation's primary equity benchmark - the Tokyo Stock Exchange Index, or TOPIX - posted a slight decline of 2.13% for the overall six-month time frame, it leaped 16.60% in the final three months of the period.

(Portfolio Manager photograph)
An interview with Ian Hart, Portfolio Manager of Fidelity Advisor Europe Capital Appreciation Fund

Q. How did the fund perform, Ian?

A. For the six months ending April 30, 2002, the fund's Institutional Class shares returned 15.14%. By comparison, the Morgan Stanley Capital International Europe Index returned 5.81%, while the Lipper Inc. European region funds average returned 6.53%. For the 12 months ending April 30, 2002, the fund's Institutional Class shares declined 0.38%, while the Morgan Stanley index fell 12.01% and the Lipper average returned -12.60%.

Q. How did the fund manage to outperform the index and the peer average during the past six months?

A. What it really came down to was positive stock selection across a variety of sectors in the more developed European markets. I try to manage the fund by focusing on individual companies and their growth potential, rather than by following macroeconomic trends. I also look for companies whose growth prospects are underappreciated by the market, which often gives me what I call the "double whammy" of appreciating earnings and expanding multiples. If you look back at the market for the past year or two, I think the unmistakable conclusion is that earnings and valuations really do matter. While I may tend to find particular value in certain sectors - as recently occurred mainly in the consumer area - I try to remain sector-agnostic and keep the fund open to any idea that looks like it can deliver good growth at an attractive valuation. If I found a lot of upside from the consumer sector, it's because that's where the good ideas happened to be.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. So, where in particular did you find your best ideas?

A. The biggest contributors to performance came from a variety of consumer-related names. SEB, a French manufacturer of domestic appliances, was grossly underappreciated by the market when I bought it, but began taking off as investors watched the company consistently deliver on its earnings. There were a number of similar stories where earnings growth drove undervalued stock prices higher: Pernod-Ricard, the French spirits company; the U.K.'s Diageo, the world's largest spirits company; BNP Paribas, the French financial services firm; and Anglo-Dutch consumer products giant Unilever, to name a few. The fund also found value from airline holdings British Airways and Lufthansa, whose prices came off historical lows in response to industry consolidation in Europe and a rebound in activity following the September 11 tragedy. As a successful play on the prospects of rising gold prices, Harmony Gold Mining, a U.K.-listed South African mining operation, also contributed nicely to overall fund performance.

Q. What individual holdings didn't perform as well as you'd hoped?

A. Laurus, the Dutch food retailer, was somewhat disappointing. I bought it at what I thought was a very cheap price based on its turnaround prospects, but the company decided to sell itself instead, and the deal was consummated at a price well under its then-current market value. That position has since been sold. 3i Group, the U.K.'s leading venture capital firm, also held back performance as the market became concerned about what it thought was the company's concentration in technology-related investments. I still liked this company's prospects, however, and used the falling stock price as an opportunity to add to the fund's 3i position. Novo-Nordisk, the Danish manufacturer of insulin products, also disappointed. The company issued an unexpected profit warning based on slowing sales growth and saw its stock price plummet. The fund no longer owns this stock.

Q. What's your outlook for the next six months, Ian?

A. I'm optimistic about our ability to find good stocks to invest in. As always, I work very closely with our more than 50 research analysts in London, as well as our analysts here in Boston, to identify stories with improving earnings and low valuations. If we can continue to find those good stories - and I believe there are plenty of them out there - then we've got the potential for that double whammy that I've been talking about, which can drive strong performance.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing mainly in equity securities of European issuers

Start date: December 17, 1998

Size: as of April 30, 2002, more than $26 million

Manager: Ian Hart, since 2000; joined Fidelity in 1994

3

Ian Hart talks about his approach to analyzing growth prospects:

"This is not a fund that pursues ideas based on sector performance or macroeconomic assumptions. It's a go-anywhere, diversified fund that employs a bottom-up approach to stock selection. I look for companies whose prospects for growth are strong or improving and have not yet been priced into their valuation. One of the techniques I tend to use is an upside/downside approach to analyzing growth prospects. For example, I might look at a company like Pernod-Ricard, the French spirits company, and say, sure, it would benefit from an improving macroeconomic environment because people would likely spend more on spirits and its top-line earnings would likely accelerate. But what's the potential downside if economic conditions remain less than ideal, as they were when I originally bought the stock? If my analysis suggests that there's limited downside, with a potentially promising upside, then I look to own the stock. It's always risky to make a bet on the explicit assumption that economic conditions will move in one direction or the other. The upside/downside approach, which combines an analysis of fundamentals together with valuation, is really a good discipline."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
TotalFinaElf SA Series B (France, Oil & Gas)	4.7	4.6
Pernod-Ricard (France, Beverages)	4.5	2.3
Trinity Mirror PLC (United Kingdom, Media)	3.3	2.7
British Airways PLC (United Kingdom, Airlines)	3.2	0.8
Unilever PLC (United Kingdom, Food Products)	3.1	2.5
	18.8
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.3	19.7
Financials	18.6	28.8
Consumer Staples	16.5	15.5
Industrials	10.2	2.9
Health Care	8.9	15.0
Top Five Countries as of April 30, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	29.7	33.4
France	21.6	19.7
Germany	7.4	10.2
Italy	7.0	3.0
Netherlands	6.2	8.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks 91.0%	Stocks 99.6%
Short-Term Investments and Net Other Assets 9.0%	Short-Term Investments and Net Other Assets 0.4%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value (Note 1)
Austria - 0.6%
VA Technologie AG	5,200	$ 158,752
Belgium - 0.8%
D'ieteren SA	400	79,947
KBC Bancassurance Holding NV	3,700	133,444
TOTAL BELGIUM		213,391
Croatia - 0.1%
Pliva D.D. unit	1,800	25,740
Denmark - 0.7%
Danske Bank AS	9,600	173,262
Finland - 0.5%
Instrumentarium Oyj	5,600	145,200
France - 21.6%
Aventis SA (France)	3,700	261,405
BIC Ste	4,000	156,292
BNP Paribas SA	11,646	608,124
Castorama Dubois Investissements SA	3,167	176,207
Christian Dior SA	3,500	141,010
Clarins SA	3,900	236,828
Club Mediterranee SA (a)	6,400	258,595
CNP Assurances	3,800	140,233
ILOG SA sponsored ADR (a)	11,600	121,568
Pernod-Ricard	12,900	1,190,422
Sanofi-Synthelabo SA	2,600	166,312
SEB SA	9,800	796,270
Technip-Coflexip SA	800	112,790
TotalFinaElf SA Series B	8,317	1,259,359
Valeo SA	2,400	102,634
TOTAL FRANCE		5,728,049
Germany - 7.1%
Adidas-Salomon AG	1,000	67,703
Deutsche Boerse AG	5,576	247,992
Deutsche Lufthansa AG (Reg.)	21,400	330,804
Douglas Holding AG	3,000	72,222
Fraport AG Frankfurt Airport Services Worldwide	3,487	78,044
Fresenius Medical Care AG sponsored ADR	1	20
Gehe AG	5,800	242,811
Hochtief AG	4,700	101,765
Infineon Technologies AG	5,600	101,842
Karstadt Quelle AG	7,300	221,811
Schering AG	3,895	237,226
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Sixt AG	6,700	$ 84,388
Zapf Creation AG	4,300	96,550
TOTAL GERMANY		1,883,178
Greece - 0.0%
Antenna TV SA sponsored ADR (a)	7,900	10,665
Ireland - 2.4%
Fyffes PLC (Ireland)	189,700	230,562
Independent News & Media PLC (Ireland)	84,400	159,569
Waterford Wedgwood PLC unit	380,800	246,841
TOTAL IRELAND		636,972
Italy - 7.0%
Amplifon Spa	500	10,565
Banca Nazionale del Lavoro (BNL)	290,700	660,574
Banca Popolare di Verona	16,800	208,574
Banca Populare di Novara	18,000	134,829
Benetton Group Spa sponsored ADR	15,600	439,140
Bulgari Spa	17,200	133,637
Cassa Di Risparmio Di Firenze	133,200	164,290
Davide Campari-Milano Spa	3,300	105,559
TOTAL ITALY		1,857,168
Luxembourg - 0.5%
Stolt Offshore SA (a)	7,700	67,758
Thiel Logistik AG (a)	5,400	57,367
TOTAL LUXEMBOURG		125,125
Netherlands - 6.2%
Gamma Holding NV	2,400	83,058
Hunter Douglas NV	14,200	473,018
ING Groep NV (Certificaten Van Aandelen)	9,130	240,838
Koninklijke KPN NV	10,300	46,644
Koninklijke Philips Electronics NV	6,054	186,786
Randstad Holdings NV	8,000	110,917
Royal Dutch Petroleum Co. (Hague Registry)	5,200	271,752
Samas Groep NV (Certificaten Van Aandelen)	10,400	79,587
Vopak NV	4,300	81,297
Wegener NV	9,300	78,788
TOTAL NETHERLANDS		1,652,685
Common Stocks - continued
	Shares	Value (Note 1)
Norway - 0.6%
Bergesen dy ASA (A Shares)	4,200	$ 87,902
Schibsted AS (B Shares)	7,200	78,341
TOTAL NORWAY		166,243
South Africa - 1.1%
Harmony Gold Mining Co. Ltd.	22,700	291,091
Spain - 4.9%
Altadis SA	22,000	464,267
Banco Santander Central Hispano SA	34,260	317,079
Campofrio Alimentacion SA	10,200	110,197
Campofrio Alimentacion SA rights 5/15/02 (a)	10,200	11,295
Corporacion Mapfre Compania Internacional de Reaseguros SA (Reg.)	25,000	168,581
Cortefiel SA	12,300	72,865
Sol Melia SA	20,000	148,550
TOTAL SPAIN		1,292,834
Sweden - 1.2%
Electrolux AB (B Shares)	18,391	306,630
Switzerland - 5.7%
Barry Callebaut AG	1,060	113,365
Credit Suisse Group (Reg.)	6,884	245,766
Forbo Holding AG (Reg.)	450	141,877
Kuoni Reisen Holding AG Class B (Reg.)	400	129,822
Novartis AG (Reg.)	5,974	250,948
PubliGroupe SA (Reg.)	400	100,767
Roche Holding AG (participation certificate)	3,888	295,037
Saurer AG (Reg.)	5,400	132,864
Sulzer AG (Reg.)	500	100,303
TOTAL SWITZERLAND		1,510,749
United Kingdom - 29.7%
3i Group PLC	69,200	697,896
Aberdeen Asset Management PLC	20,700	75,119
Autonomy Corp. PLC (a)	15,800	83,530
Avis Europe PLC	47,500	145,030
Bodycote International PLC	22,000	73,103
British Airways PLC	242,800	835,986
Carlton Communications PLC	72,600	261,873
Cordiant Communications Group PLC	83,200	113,980
De Vere Group PLC	14,400	78,962
Diageo PLC	58,400	775,372
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
EGG PLC (a)	32,400	$ 82,635
GlaxoSmithKline PLC	28,125	675,703
Johnston Press PLC	22,100	124,647
Lex Service PLC	10,000	77,096
Lloyds TSB Group PLC	51,500	592,193
Lonmin PLC	5,208	88,653
Maiden Group PLC	15,500	87,196
Morgan Crucible Co. PLC	27,100	71,684
Pizzaexpress PLC	9,200	90,236
Shanks Group PLC	60,500	151,657
SkyePharma PLC (a)	82,800	88,694
SMG PLC	102,300	232,584
Somerfield PLC (a)	119,700	235,509
Sportingbet PLC (a)	43,000	66,742
St. James's Place Capital PLC	18,000	69,518
Sygen International PLC (a)	91,118	67,726
Thistle Hotels PLC	40,900	83,153
Trinity Mirror PLC	127,500	876,134
Unilever PLC	89,800	820,548
W.H. Smith PLC	20,700	135,153
Xstrata PLC (a)	1,700	23,240
TOTAL UNITED KINGDOM		7,881,552
TOTAL COMMON STOCKS (Cost $21,259,447)		24,059,286
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Escada AG (non-vtg.) (Cost $80,917)	4,200	90,750
Money Market Funds - 1.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.85% (b) (Cost $360,251)	360,251	$ 360,251
TOTAL INVESTMENT PORTFOLIO - 92.4% (Cost $21,700,615)		24,510,287
NET OTHER ASSETS - 7.6%		2,004,335
NET ASSETS - 100%		$ 26,514,622
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $11,985,584 and $15,291,663, respectively.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $21,722,802. Net unrealized appreciation aggregated $2,787,485, of which $3,817,413 related to appreciated investment securities and $1,029,928 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $3,553,000 of which $635,000 and $2,918,000 will expire on October 31, 2007 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $21,700,615) - See accompanying schedule		$ 24,510,287
Receivable for investments sold		378,475
Receivable for fund shares sold		1,733,157
Dividends receivable		108,847
Interest receivable		488
Total assets		26,731,254
Liabilities
Payable for investments purchased	$ 70,823
Payable for fund shares redeemed	81,807
Accrued management fee	5,977
Distribution fees payable	14,120
Other payables and accrued expenses	43,905
Total liabilities		216,632
Net Assets		$ 26,514,622
Net Assets consist of:
Paid in capital		$ 29,149,875
Accumulated net investment (loss)		(123,964)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,318,252)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,806,963
Net Assets		$ 26,514,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,903,934 ÷ 280,722 shares)	$ 10.34
Maximum offering price per share (100/94.25 of $10.34)	$ 10.97
Class T: Net Asset Value and redemption price per share ($9,656,825 ÷ 939,690 shares)	$ 10.28
Maximum offering price per share (100/96.50 of $10.28)	$ 10.65
Class B: Net Asset Value and offering price per share ($7,228,205 ÷ 715,130 shares) A	$ 10.11
Class C: Net Asset Value and offering price per share ($4,318,957 ÷ 426,729 shares) A	$ 10.12
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,406,701 ÷ 231,008 shares)	$ 10.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 185,945
Interest		4,837
		190,782
Less foreign taxes withheld		(19,795)
Total income		170,987
Expenses
Management fee	$ 88,952
Transfer agent fees	53,538
Distribution fees	83,211
Accounting fees and expenses	30,277
Non-interested trustees' compensation	40
Custodian fees and expenses	35,337
Registration fees	49,316
Audit	16,836
Legal	400
Miscellaneous	661
Total expenses before reductions	358,568
Expense reductions	(63,617)	294,951
Net investment income (loss)		(123,964)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,421,360)
Foreign currency transactions	6,994
Total net realized gain (loss)		(1,414,366)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,922,257
Assets and liabilities in foreign currencies	(3,592)
Total change in net unrealized appreciation (depreciation)		4,918,665
Net gain (loss)		3,504,299
Net increase (decrease) in net assets resulting from operations		$ 3,380,335

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (123,964)	$ (90,695)
Net realized gain (loss)	(1,414,366)	(3,098,769)
Change in net unrealized appreciation (depreciation)	4,918,665	(3,696,249)
Net increase (decrease) in net assets resulting from operations	3,380,335	(6,885,713)
Share transactions - net increase (decrease)	(911,727)	(4,517,634)
Total increase (decrease) in net assets	2,468,608	(11,403,347)
Net Assets
Beginning of period	24,046,014	35,449,361
End of period (including accumulated net investment loss of $123,964 and $0, respectively)	$ 26,514,622	$ 24,046,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.00	$ 11.13	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.01	(.02)	.05
Net realized and unrealized gain (loss)	1.37	(2.14)	.62	.51
Total from investment operations	1.34	(2.13)	.60	.56
Distributions from net investment income	-	-	(.03)	-
Net asset value, end of period	$ 10.34	$ 9.00	$ 11.13	$ 10.56
Total Return B, C, D	14.89%	(19.14)%	5.67%	5.60%
Ratios to Average Net Assets F
Expenses before expense reductions	2.53% A	2.16%	1.97%	3.52% A
Expenses net of voluntary waivers, if any	2.00% A	2.00%	1.97%	2.00% A
Expenses net of all reductions	1.99% A	1.95%	1.93%	1.96% A
Net investment income (loss)	(.59)% A	.14%	(.14)%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,904	$ 2,577	$ 3,501	$ 2,060
Portfolio turnover rate	100% A	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 11.09	$ 10.54	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.01)	(.05)	.03
Net realized and unrealized gain (loss)	1.37	(2.13)	.62	.51
Total from investment operations	1.33	(2.14)	.57	.54
Distributions from net investment income	-	-	(.02)	-
Net asset value, end of period	$ 10.28	$ 8.95	$ 11.09	$ 10.54
Total Return B, C, D	14.86%	(19.30)%	5.40%	5.40%
Ratios to Average Net Assets F
Expenses before expense reductions	2.77% A	2.40%	2.24%	3.72% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.24%	2.25% A
Expenses net of all reductions	2.23% A	2.19%	2.20%	2.21% A
Net investment income (loss)	(.83)% A	(.10)%	(.41)%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,657	$ 9,749	$ 15,505	$ 12,343
Portfolio turnover rate	100% A	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 10.99	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.06)	(.11)	(.02)
Net realized and unrealized gain (loss)	1.35	(2.11)	.62	.50
Total from investment operations	1.29	(2.17)	.51	.48
Net asset value, end of period	$ 10.11	$ 8.82	$ 10.99	$ 10.48
Total Return B, C, D	14.63%	(19.75)%	4.87%	4.80%
Ratios to Average Net Assets F
Expenses before expense reductions	3.30% A	2.95%	2.81%	4.29% A
Expenses net of voluntary waivers, if any	2.75% A	2.75%	2.75%	2.75% A
Expenses net of all reductions	2.73% A	2.70%	2.71%	2.71% A
Net investment income (loss)	(1.33)% A	(.61)%	(.91)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,228	$ 6,507	$ 8,132	$ 3,765
Portfolio turnover rate	100% A	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.84	$ 11.01	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.06)	(.10)	(.02)
Net realized and unrealized gain (loss)	1.34	(2.11)	.62	.51
Total from investment operations	1.28	(2.17)	.52	.49
Net asset value, end of period	$ 10.12	$ 8.84	$ 11.01	$ 10.49
Total Return B, C, D	14.48%	(19.71)%	4.96%	4.90%
Ratios to Average Net Assets F
Expenses before expense reductions	3.18% A	2.80%	2.67%	4.16% A
Expenses net of voluntary waivers, if any	2.75% A	2.75%	2.67%	2.75% A
Expenses net of all reductions	2.73% A	2.70%	2.63%	2.71% A
Net investment income (loss)	(1.33)% A	(.61)%	(.84)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,319	$ 4,393	$ 7,117	$ 3,894
Portfolio turnover rate	100% A	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 11.16	$ 10.58	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.04	.02	.07
Net realized and unrealized gain (loss)	1.39	(2.15)	.61	.51
Total from investment operations	1.37	(2.11)	.63	.58
Distributions from net investment income	-	-	(.05)	-
Net asset value, end of period	$ 10.42	$ 9.05	$ 11.16	$ 10.58
Total Return B, C	15.14%	(18.91)%	5.94%	5.80%
Ratios to Average Net Assets E
Expenses before expense reductions	2.04% A	1.75%	1.70%	3.31% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.70%	1.75% A
Expenses net of all reductions	1.74% A	1.69%	1.66%	1.71% A
Net investment income (loss)	(.34)% A	.40%	.14%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,407	$ 820	$ 1,193	$ 838
Portfolio turnover rate	100% A	85%	151%	164% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the period December 17, 1998 (commencement of operations) to October 31, 1999.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Europe Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,446	$ 38
Class T	.25%	.25%	24,192	214
Class B	.75%	.25%	33,809	25,422
Class C	.75%	.25%	21,764	1,957
			$ 83,211	$ 27,631

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 5,995	$ 1,919
Class T	7,359	1,259
Class B	8,774	8,774*
Class C	590	590*
	$ 22,718	$ 12,542

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 6,342.46
Class T	21,844.45
Class B	16,505.49
Class C	7,886.36
Institutional Class	961.22
	$ 53,538

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,824 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.00%	$ 7,123
Class T	2.25%	25,159
Class B	2.75%	18,674
Class C	2.75%	9,328
Institutional Class	1.75%	1,222
		$ 61,506

Certain security trades were directed to brokers who paid $2,111 of the fund's expenses.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2002	2001	2002	2001
Class A Shares sold	236,734	655,078	$ 2,220,723	$ 6,713,667
Shares redeemed	(242,412)	(683,304)	(2,295,652)	(6,981,146)
Net increase (decrease)	(5,678)	(28,226)	$ (74,929)	$ (267,479)
Class T Shares sold	50,260	1,166,309	$ 484,994	$ 12,776,249
Shares redeemed	(199,795)	(1,475,080)	(1,929,558)	(15,555,028)
Net increase (decrease)	(149,535)	(308,771)	$ (1,444,564)	$ (2,778,779)
Class B Shares sold	103,317	303,986	$ 1,006,659	$ 3,163,138
Shares redeemed	(125,577)	(306,569)	(1,187,739)	(3,045,530)
Net increase (decrease)	(22,260)	(2,583)	$ (181,080)	$ 117,608
Class C Shares sold	30,177	212,140	$ 287,511	$ 2,159,797
Shares redeemed	(100,606)	(361,699)	(955,162)	(3,574,253)
Net increase (decrease)	(70,429)	(149,559)	$ (667,651)	$ (1,414,456)
Institutional Class Shares sold	488,541	13,115	$ 4,903,322	$ 135,502
Shares redeemed	(348,066)	(29,488)	(3,446,825)	(310,030)
Net increase (decrease)	140,475	(16,373)	$ 1,456,497	$ (174,528)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AEURI-SANN-0602 156989
1.719688.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Japan

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Japan Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Japan - CL A	3.34%	-23.82%	16.02%
Fidelity Adv Japan - CL A (incl. 5.75% sales charge)	-2.60%	-28.20%	9.34%
TOPIX	-2.13%	-23.10%	-7.91%
Japanese Funds Average	-0.20%	-25.02%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Tokyo Stock Exchange Index (TOPIX) - a market capitalization-weighted index of over 1,400 stocks traded in the Japanese market. To measure how Class A's performance stacked up against its peers, you can compare it to the Japanese funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 55 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Japan - CL A	-23.82%	4.51%
Fidelity Adv Japan - CL A (incl. 5.75% sales charge)	-28.20%	2.69%
TOPIX	-23.10%	-2.42%
Japanese Funds Average	-25.02%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Japan Fund - Class A on December 17, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have grown to $10,934 - a 9.34% increase on the initial investment. For comparison, look at how the Tokyo Stock Exchange Index (TOPIX) did over the same period. With dividends reinvested, the same $10,000 would have been $9,209 - a 7.91% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Japan Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Japan - CL T	2.95%	-24.24%	14.64%
Fidelity Adv Japan - CL T (incl. 3.50% sales charge)	-0.65%	-26.89%	10.62%
TOPIX	-2.13%	-23.10%	-7.91%
Japanese Funds Average	-0.20%	-25.02%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Tokyo Stock Exchange Index (TOPIX) - a market capitalization-weighted index of over 1,400 stocks traded in the Japanese market. To measure how Class T's performance stacked up against its peers, you can compare it to the Japanese funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 55 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Japan - CL T	-24.24%	4.14%
Fidelity Adv Japan - CL T (incl. 3.50% sales charge)	-26.89%	3.04%
TOPIX	-23.10%	-2.42%
Japanese Funds Average	-25.02%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Japan Fund - Class T on December 17, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have grown to $11,062 - a 10.62% increase on the initial investment. For comparison, look at how the Tokyo Stock Exchange Index (TOPIX) did over the same period. With dividends reinvested, the same $10,000 would have been $9,209 - a 7.91% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Japan Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5%, and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Japan - CL B	2.68%	-24.64%	12.62%
Fidelity Adv Japan - CL B (incl. contingent deferred sales charge)	-2.32%	-28.40%	9.62%
TOPIX	-2.13%	-23.10%	-7.91%
Japanese Funds Average	-0.20%	-25.02%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Tokyo Stock Exchange Index (TOPIX) - a market capitalization-weighted index of over 1,400 stocks traded in the Japanese market. To measure how Class B's performance stacked up against its peers, you can compare it to the Japanese funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 55 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Japan - CL B	-24.64%	3.59%
Fidelity Adv Japan - CL B (incl. contingent deferred sales charge)	-28.40%	2.76%
TOPIX	-23.10%	-2.42%
Japanese Funds Average	-25.02%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Japan Fund - Class B on December 17, 1998, when the fund started. As the chart shows, by April 30, 2002, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $10,962 - a 9.62% increase on the initial investment. For comparison, look at how the Tokyo Stock Exchange Index (TOPIX) did over the same period. With dividends reinvested, the same $10,000 would have been $9,209 - a 7.91% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Japan Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Japan - CL C	2.67%	-24.53%	13.11%
Fidelity Adv Japan - CL C (incl. contingent deferred sales charge)	1.67%	-25.28%	13.11%
TOPIX	-2.13%	-23.10%	-7.91%
Japanese Funds Average	-0.20%	-25.02%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Tokyo Stock Exchange Index (TOPIX) - a market capitalization-weighted index of over 1,400 stocks traded in the Japanese market. To measure how Class C's performance stacked up against its peers, you can compare it to the Japanese funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 55 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Japan - CL C	-24.53%	3.72%
Fidelity Adv Japan - CL C (incl. contingent deferred sales charge)	-25.28%	3.72%
TOPIX	-23.10%	-2.42%
Japanese Funds Average	-25.02%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Japan Fund - Class C on December 17, 1998, when the fund started. As the chart shows, by April 30, 2002, the value of the investment would have grown to $11,311 - a 13.11% increase on the initial investment. For comparison, look at how the Tokyo Stock Exchange Index (TOPIX) did over the same period. With dividends reinvested, the same $10,000 would have been $9,209 - a 7.91% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For the six-month period ending April 30, 2002, investing internationally became a much more attractive opportunity than it had been in the past few years. In fact, most stock markets around the world outperformed U.S. domestic equity benchmarks - an important point for investors seeking a diversified portfolio. Much of the rebound in international equity markets was due to the stabilization and incremental improvement of global economies. Emerging markets in Asia and Latin America were among the top performers. The Morgan Stanley Capital InternationalSM (MSCI®) All Country Asia Free ex Japan Index - an index of more than 450 stocks traded in 11 emerging Asian markets, excluding Japan - jumped 38.68% during the past six months. Meanwhile, the MSCI Emerging Markets Free-Latin America Index, which measures the performance of 125 stocks traded in seven Latin American markets, was up 25.69%. Looking more broadly, the MSCI Europe, Australasia, Far East (EAFE®) Index - designed to represent the performance of stock markets outside the U.S. and Canada - gained a respectable 5.60%. Even Japan improved. While the nation's primary equity benchmark - the Tokyo Stock Exchange Index, or TOPIX - posted a slight decline of 2.13% for the overall six-month time frame, it leaped 16.60% in the final three months of the period.

(Portfolio Manager photograph)
An interview with William Kennedy, Portfolio Manager of Fidelity Advisor Japan Fund

Q. How did the fund perform, Bill?

A. For the six months ending April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 3.34%, 2.95%, 2.68% and 2.67%, respectively. Those results beat the -2.13% return of the Tokyo Stock Exchange Index (TOPIX) and the -0.20% mark posted by the Lipper Inc. Japanese funds average. For the 12 months ending April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned -23.82%, -24.24%, -24.64% and -24.53%, respectively. Meanwhile, the TOPIX and the Lipper average had returns of -23.10% and -25.02%, respectively.

Q. What enabled the fund to outperform the index and the Lipper average during the six-month period?

A. Most of our outperformance occurred in the first half of the period. The massive sell-off triggered by September 11 struck when the Japanese market was already trading near long-term cyclical trough levels and created some very attractive opportunities to invest in globally competitive companies. Overweighting high-quality exporters in technology and auto manufacturing was especially helpful to the fund's relative performance. As the rally progressed and many of these holdings had strong runs - appreciating 50% from their recent bottoms - I reduced our exposure and adopted a less aggressive stance. As in the United States, a lot of the rally in the Japanese market was due to investors' anticipation of improving earnings, and I thought many export stocks might take a breather while waiting for their earnings to catch up with their share prices.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Where did you invest the money that you took off the table in the export sector?

A. I put more money into companies tied to Japan's domestic economy - for example, retail and non-bank financial stocks. Industrial production and some other Japanese economic indicators appeared to have stabilized, and I thought that if there was improvement in the U.S. and other global economies, some of that growth might filter through to Japan.

Q. Which stocks made positive contributions to the fund's performance?

A. Nissan Motor was the top contributor. The company continued to execute well on its restructuring plan, which included cutting costs and introducing a slew of new models that have been popular with consumers. As a result, Nissan increased its market share in both Japan and the U.S. Tokyo Electron also helped our performance. This semiconductor capital equipment company was trading at roughly half of the valuation of its most prominent U.S. rival, yet it was technologically comparable and gaining market share globally. The situation was similar for Rohm, a maker of semiconductors for personal computers, cellular phones and audiovisual products. The company manufactures a lot of integrated circuits for specific applications, which is a business with high profit margins. Rohm's valuation was attractive, and the company was gaining market share and positioning itself well for the next expansion in the business cycle.

Q. Which stocks detracted from performance?

A. Bank stock Mizuho Holdings topped the list of detractors. As a group, banks did not do well during the period, as the Koizumi government's popularity slipped considerably and with it the inclination to implement much-needed reforms in the banking sector. NTT DoCoMo was another detractor. Slowing growth hampered most cellular service providers during the period. Additionally, NTT DoCoMo's long-dominant market position began to erode, as competitors offered more attractive service packages. Konami, an electronic gaming company, issued a profit warning and saw sales of one of its popular card games peak sooner than expected.

Q. What's your outlook, Bill?

A. The prospects for a global economic recovery depend in large part on what happens in the United States, where we have seen some cause for optimism. First-quarter growth in U.S. GDP, or gross domestic product, was a robust 5.6%. While that pace is not expected to continue, even moderate U.S. growth in the 2% to 3% range would be good for Japanese exports. The domestic economy in Japan still has its share of problems that the government has failed to address with any substantive reforms. However, with valuations so low, there are opportunities in domestic stocks, too. Disciplined adherence to our growth and value parameters should provide helpful guidance as we navigate the second half of 2002.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing mainly in equity securities of Japanese issuers

Start date: December 17, 1998

Size: as of April 30, 2002, more than $42 million

Manager: William Kennedy, since 2000; joined Fidelity in 1994

3

Bill Kennedy on valuations in the Japanese stock market:

"Notwithstanding the recent rally, both the share prices and earnings of Japanese companies have been weak for more than a decade, with stocks trading near the lower end of their 20-year historical valuation range. However, share prices have fallen much further than earnings on a percentage basis. The situation is much different than in the U.S. and Europe, where valuations in growth sectors such as technology and telecommunications are still relatively high by historical standards. The comparative weakness in Japanese stock prices derives largely from investors' concerns about that country's stagnant economy.

"There are certain sectors, such as technology and autos, in which the top-tier Japanese companies are competitive with their peers anywhere in the world when you look at operating margins, returns on equity, market share, technological sophistication and other valuation measures. I view them as more than Japanese companies - they are globally competitive firms that happen to be based in Japan. At the end of the day, I think the most effective way to invest in Japan right now is to ignore all the ´noise' about the economy and focus on finding superior companies, many of which I believe are bargains compared with their rivals overseas."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
NTT DoCoMo, Inc.	4.9	5.6
Toyota Motor Corp.	3.4	3.6
Nomura Holdings, Inc.	3.0	2.8
Hoya Corp.	2.9	2.2
Nissan Motor Co. Ltd.	2.5	2.0
Canon, Inc.	2.5	1.3
Honda Motor Co. Ltd.	2.5	1.6
Takeda Chemical Industries Ltd.	2.4	4.2
Sony Corp.	2.4	0.9
Daiwa Securities Group, Inc.	2.4	1.8
	28.9
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.3	18.1
Information Technology	23.8	21.6
Financials	18.5	23.2
Industrials	6.7	3.7
Telecommunication Services	5.2	7.4
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks 91.5%	Stocks 93.9%
Short-Term Investments and Net Other Assets 8.5%	Short-Term Investments and Net Other Assets 6.1%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 24.3%
Auto Components - 0.5%
Bridgestone Corp.	15,000	$ 211,302
Automobiles - 8.4%
Honda Motor Co. Ltd.	23,400	1,061,892
Nissan Motor Co. Ltd.	140,000	1,090,600
Toyota Motor Corp.	52,800	1,447,512
		3,600,004
Hotels, Restaurants & Leisure - 0.7%
Kappa Create Co. Ltd.	5,300	300,537
Household Durables - 5.6%
Funai Electric Co. Ltd.	4,200	442,999
Nintendo Co. Ltd.	5,200	728,065
Sharp Corp.	14,000	193,948
Sony Corp.	19,200	1,040,640
		2,405,652
Leisure Equipment & Products - 4.0%
Bandai Co. Ltd.	9,100	278,889
Fuji Photo Film Co. Ltd.	13,000	412,570
Heiwa Corp.	14,300	211,897
Konami Corp.	33,300	839,235
		1,742,591
Media - 0.5%
Asahi National Broadcasting Co.	103	196,290
Multiline Retail - 2.0%
Don Quijote Co. Ltd.	3,900	303,360
Ito-Yokado Co. Ltd.	11,000	541,615
		844,975
Specialty Retail - 2.4%
Aoyama Trading Co. Ltd.	14,600	140,935
Shimachu Co. Ltd.	10,500	161,714
United Arrows Ltd.	4,600	122,371
Yamada Denki Co. Ltd.	8,200	630,180
		1,055,200
Textiles, Apparel & Luxury Goods - 0.2%
Tokyo Style Co. Ltd.	9,000	80,367
TOTAL CONSUMER DISCRETIONARY		10,436,918
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 3.3%
Food & Drug Retailing - 1.1%
Seven Eleven Japan Co. Ltd.	13,000	$ 486,388
Food Products - 0.3%
Yakult Honsha Co. Ltd.	14,000	141,459
Household Products - 1.3%
Kao Corp.	19,000	370,955
Uni-Charm Corp.	6,200	162,523
		533,478
Personal Products - 0.6%
Kose Corp.	8,100	247,612
TOTAL CONSUMER STAPLES		1,408,937
FINANCIALS - 18.5%
Banks - 4.0%
Mitsubishi Tokyo Finance Group, Inc. (MTFG)	113	786,480
Mizuho Holdings, Inc.	182	379,403
Sumitomo Mitsui Banking Corp.	121,000	538,363
		1,704,246
Diversified Financials - 14.5%
Aeon Credit Service Ltd.	7,100	418,069
Credit Saison Co. Ltd.	31,300	735,268
Daiwa Securities Group, Inc.	151,000	1,034,778
JAFCO Co. Ltd.	6,500	518,240
Nikko Cordial Corp.	168,000	757,934
Nomura Holdings, Inc.	92,000	1,280,958
ORIX Corp.	10,100	836,691
Sumitomo Trust & Banking Ltd.	111,000	497,324
Takefuji Corp.	2,020	145,812
		6,225,074
TOTAL FINANCIALS		7,929,320
HEALTH CARE - 4.9%
Health Care Providers & Services - 0.5%
Japan Medical Dynamic Marketing, Inc.	7,500	219,936
Pharmaceuticals - 4.4%
Daiichi Pharmaceutical Co. Ltd.	37,000	720,947
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Kissei Pharmaceutical Co. Ltd.	8,000	$ 109,894
Takeda Chemical Industries Ltd.	24,000	1,049,160
		1,880,001
TOTAL HEALTH CARE		2,099,937
INDUSTRIALS - 6.7%
Air Freight & Logistics - 0.5%
Yamato Transport Co. Ltd.	13,000	220,442
Commercial Services & Supplies - 0.5%
Ines Corp.	27,300	199,186
Construction & Engineering - 1.1%
JGC Corp.	34,000	239,343
Okumura Corp.	83,000	210,470
		449,813
Electrical Equipment - 1.5%
Mitsubishi Electric Corp.	14,000	65,121
Nitto Denko Corp.	18,000	592,253
		657,374
Machinery - 2.9%
Hino Motors Ltd. (a)	31,000	83,191
SMC Corp.	3,200	382,825
THK Co. Ltd.	39,000	773,569
		1,239,585
Road & Rail - 0.2%
Nippon Express Co. Ltd.	24,000	104,356
TOTAL INDUSTRIALS		2,870,756
INFORMATION TECHNOLOGY - 23.8%
Computers & Peripherals - 0.8%
Fujitsu Ltd.	27,000	214,219
Toshiba Corp.	32,000	149,098
		363,317
Electronic Equipment & Instruments - 8.1%
Citizen Electronics Co. Ltd.	3,100	220,636
Hitachi Chemical Co. Ltd.	43,700	552,029
Hoya Corp.	16,900	1,256,721
Kyocera Corp.	3,700	251,540
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Murata Manufacturing Co. Ltd.	5,800	$ 366,786
Nichicon Corp.	25,600	341,108
Omron Corp.	18,000	270,504
Yokogawa Electric Corp.	29,000	240,464
		3,499,788
IT Consulting & Services - 1.0%
CSK Corp.	7,000	208,541
Hitachi Information Systems Co. Ltd.	7,300	220,885
		429,426
Office Electronics - 4.2%
Canon, Inc.	28,000	1,088,080
Ricoh Co. Ltd.	39,000	726,548
		1,814,628
Semiconductor Equipment & Products - 9.4%
Advantest Corp.	7,800	561,217
Disco Corp.	2,900	181,137
Nikon Corp.	23,000	300,023
Rohm Co. Ltd.	5,500	819,267
Samsung Electronics Co. Ltd.	300	88,906
Shinko Electric Industries Co.Ltd.	7,000	190,028
Taiwan Semiconductor Manufacturing Co. Ltd.	100,000	252,380
Tokyo Electron Ltd.	7,700	553,423
UMC Japan (a)	82	905,725
United Microelectronics Corp.	116,000	177,329
		4,029,435
Software - 0.3%
Nippon System Development Co. Ltd.	2,800	109,334
TOTAL INFORMATION TECHNOLOGY		10,245,928
MATERIALS - 4.8%
Chemicals - 4.6%
JSR Corp.	18,000	141,273
Nissan Chemical Industries Co. Ltd.	103,000	578,454
Shin-Etsu Chemical Co. Ltd.	18,100	744,781
Sumitomo Bakelite Co. Ltd.	55,000	419,259
Sumitomo Chemical Co. Ltd.	25,000	105,593
		1,989,360
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.2%
Nippon Unipac Holding	10	$ 57,094
TOTAL MATERIALS		2,046,454
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 0.3%
Nippon Telegraph & Telephone Corp.	37	146,890
Wireless Telecommunication Services - 4.9%
NTT DoCoMo, Inc.	166	419,648
NTT DoCoMo, Inc. New (a)	664	1,688,923
		2,108,571
TOTAL TELECOMMUNICATION SERVICES		2,255,461
TOTAL COMMON STOCKS (Cost $41,953,025)		39,293,711
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 1.85% (b) (Cost $3,346,833)	3,346,833	3,346,833
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $45,299,858)		42,640,544
NET OTHER ASSETS - 0.7%		313,300
NET ASSETS - 100%		$ 42,953,844
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $22,480,061 and $19,515,173, respectively.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $46,144,943. Net unrealized depreciation aggregated $3,504,399, of which $3,616,393 related to appreciated investment securities and $7,120,792 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $21,507,000 of which $4,503,000 and $17,004,000 will expire on October 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $773,180) (cost $45,299,858) - See accompanying schedule		$ 42,640,544
Foreign currency held at value (cost $6,393)		6,360
Receivable for investments sold		1,460,013
Receivable for fund shares sold		531,708
Dividends receivable		119,299
Interest receivable		5,420
Other receivables		1,745
Total assets		44,765,089
Liabilities
Payable to custodian bank	$ 41,750
Payable for investments purchased	769,743
Payable for fund shares redeemed	84,464
Accrued management fee	28,876
Distribution fees payable	22,785
Other payables and accrued expenses	29,787
Collateral on securities loaned, at value	833,840
Total liabilities		1,811,245
Net Assets		$ 42,953,844
Net Assets consist of:
Paid in capital		$ 72,171,532
Accumulated net investment (loss)		(397,763)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,166,922)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,653,003)
Net Assets		$ 42,953,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,909,515 ÷ 371,697 shares)	$ 10.52
Maximum offering price per share (100/94.25 of $10.52)	$ 11.16
Class T: Net Asset Value and redemption price per share ($9,978,930 ÷ 952,926 shares)	$ 10.47
Maximum offering price per share (100/96.50 of $10.47)	$ 10.85
Class B: Net Asset Value and offering price per share ($12,938,441 ÷ 1,250,882 shares) A	$ 10.34
Class C: Net Asset Value and offering price per share ($9,032,845 ÷ 868,479 shares) A	$ 10.40
Institutional Class: Net Asset Value, offering price and redemption price per share ($7,094,113 ÷ 670,194 shares)	$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 116,399
Interest		18,333
Security lending		7,203
		141,935
Less foreign taxes withheld		(17,479)
Total income		124,456
Expenses
Management fee	$ 140,150
Transfer agent fees	100,914
Distribution fees	128,988
Accounting and security lending fees	30,571
Non-interested trustees' compensation	63
Custodian fees and expenses	25,940
Registration fees	51,641
Audit	16,271
Legal	1,882
Miscellaneous	2,375
Total expenses before reductions	498,795
Expense reductions	(38,064)	460,731
Net investment income (loss)		(336,275)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(3,698,754)
Foreign currency transactions	6,349
Total net realized gain (loss)		(3,692,405)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,233,396
Assets and liabilities in foreign currencies	7,754
Total change in net unrealized appreciation (depreciation)		5,241,150
Net gain (loss)		1,548,745
Net increase (decrease) in net assets resulting from operations		$ 1,212,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (336,275)	$ (1,015,560)
Net realized gain (loss)	(3,692,405)	(16,483,243)
Change in net unrealized appreciation (depreciation)	5,241,150	(13,829,624)
Net increase (decrease) in net assets resulting from operations	1,212,470	(31,328,427)
Distributions to shareholders from net investment income	-	(6,767,247)
Share transactions - net increase (decrease)	4,687,169	(32,908,096)
Total increase (decrease) in net assets	5,899,639	(71,003,770)
Net Assets
Beginning of period	37,054,205	108,057,975
End of period (including accumulated net investment loss of $397,763 and distributions in excess of net investment income of $61,488, respectively)	$ 42,953,844	$ 37,054,205

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 17.78	$ 19.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.07)	(.15)	(.16)	(.13)
Net realized and unrealized gain (loss)	.41	(6.13)	(.76)	9.17
Total from investment operations	.34	(6.28)	(.92)	9.04
Distributions from net investment income	-	(1.32)	(.04)	-
Distributions in excess of net investment income	-	-	(.08)	-
Distributions from net realized gain	-	-	(.22)	-
Total distributions	-	(1.32)	(.34)	-
Net asset value, end of period	$ 10.52	$ 10.18	$ 17.78	$ 19.04
Total ReturnB, C, G	3.34%	(37.89)%	(5.07)%	90.40%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.24%A	1.88%	1.44%	2.43%A
Expenses net of voluntary waivers, if any	2.00%A	1.88%	1.44%	2.02%A
Expenses net of all reductions	1.99%A	1.84%	1.42%	2.01%A
Net investment income (loss)	(1.35)%A	(1.10)%	(.76)%	(1.04)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,910	$ 4,204	$ 18,657	$ 7,130
Portfolio turnover rate	108%A	123%	169%	152%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. E For the period December 17, 1998 (commencement of operations) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 17.72	$ 19.01	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.08)	(.20)	(.21)	(.17)
Net realized and unrealized gain (loss)	.38	(6.14)	(.75)	9.18
Total from investment operations	.30	(6.34)	(.96)	9.01
Distributions from net investment income	-	(1.21)	(.03)	-
Distributions in excess of net investment income	-	-	(.08)	-
Distributions from net realized gain	-	-	(.22)	-
Total distributions	-	(1.21)	(.33)	-
Net asset value, end of period	$ 10.47	$ 10.17	$ 17.72	$ 19.01
Total ReturnB, C, G	2.95%	(38.16)%	(5.29)%	90.10%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.55%A	2.25%	1.71%	2.63%A
Expenses net of voluntary waivers, if any	2.25%A	2.25%	1.71%	2.27%A
Expenses net of all reductions	2.24%A	2.21%	1.69%	2.26%A
Net investment income (loss)	(1.60)%A	(1.48)%	(1.03)%	(1.29)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,979	$ 10,363	$ 29,840	$ 25,682
Portfolio turnover rate	108%A	123%	169%	152%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. E For the period December 17, 1998 (commencement of operations) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 17.55	$ 18.92	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.10)	(.26)	(.32)	(.23)
Net realized and unrealized gain (loss)	.37	(6.09)	(.74)	9.15
Total from investment operations	.27	(6.35)	(1.06)	8.92
Distributions from net investment income	-	(1.13)	(.03)	-
Distributions in excess of net investment income	-	-	(.06)	-
Distributions from net realized gain	-	-	(.22)	-
Total distributions	-	(1.13)	(.31)	-
Net asset value, end of period	$ 10.34	$ 10.07	$ 17.55	$ 18.92
Total ReturnB, C, G	2.68%	(38.44)%	(5.83)%	89.20%
Ratios to Average Net AssetsF
Expenses before expense reductions	3.01%A	2.74%	2.25%	3.18%A
Expenses net of voluntary waivers, if any	2.75%A	2.74%	2.25%	2.78%A
Expenses net of all reductions	2.74%A	2.71%	2.23%	2.77%A
Net investment income (loss)	(2.10)%A	(1.97)%	(1.57)%	(1.79)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,938	$ 13,523	$ 31,334	$ 20,667
Portfolio turnover rate	108%A	123%	169%	152%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the contingent deferred sales charge. D Calculated based on average shares outstanding during the period. E For the period December 17, 1998 (commencement of operations) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.13	$ 17.58	$ 18.93	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.10)	(.24)	(.31)	(.24)
Net realized and unrealized gain (loss)	.37	(6.10)	(.73)	9.17
Total from investment operations	.27	(6.34)	(1.04)	8.93
Distributions from net investment income	-	(1.11)	(.03)	-
Distributions in excess of net investment income	-	-	(.06)	-
Distributions from net realized gain	-	-	(.22)	-
Total distributions	-	(1.11)	(.31)	-
Net asset value, end of period	$ 10.40	$ 10.13	$ 17.58	$ 18.93
Total ReturnB, C, G	2.67%	(38.27)%	(5.72)%	89.30%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.80%A	2.59%	2.16%	3.11%A
Expenses net of voluntary waivers, if any	2.75%A	2.59%	2.16%	2.78%A
Expenses net of all reductions	2.74%A	2.55%	2.15%	2.76%A
Net investment income (loss)	(2.10)%A	(1.81)%	(1.49)%	(1.79)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,033	$ 8,170	$ 25,481	$ 22,213
Portfolio turnover rate	108%A	123%	169%	152%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the contingent deferred sales charge. D Calculated based on average shares outstanding during the period. E For the period December 17, 1998 (commencement of operations) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.25	$ 17.88	$ 19.09	$ 10.00
Income from Investment Operations
Net investment income (loss)C	(.04)	(.10)	(.09)	(.10)
Net realized and unrealized gain (loss)	.38	(6.16)	(.77)	9.19
Total from investment operations	.34	(6.26)	(.86)	9.09
Distributions from net investment income	-	(1.37)	(.04)	-
Distributions in excess of net investment income	-	-	(.09)	-
Distributions from net realized gain	-	-	(.22)	-
Total distributions	-	(1.37)	(.35)	-
Net asset value, end of period	$ 10.59	$ 10.25	$ 17.88	$ 19.09
Total ReturnB, F	3.32%	(37.64)%	(4.75)%	90.90%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.58%A	1.48%	1.13%	2.15%A
Expenses net of voluntary waivers, if any	1.58%A	1.48%	1.13%	1.77%A
Expenses net of all reductions	1.57%A	1.44%	1.11%	1.76%A
Net investment income (loss)	(.92)%A	(.70)%	(.45)%	(.78)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,094	$ 795	$ 2,746	$ 2,986
Portfolio turnover rate	108%A	123%	169%	152%A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D For the period December 17, 1998 (commencement of operations) to October 31, 1999. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Japan Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transaction, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,594	$ 57
Class T	.25%	.25%	23,776	146
Class B	.75%	.25%	61,532	46,276
Class C	.75%	.25%	39,086	1,645
			$ 128,988	$ 48,124

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 5,383	$ 3,716
Class T	8,567	1,305
Class B	29,408	29,408*
Class C	3,321	3,321*
	$ 46,679	$ 37,750

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 10,906.59
Class T	31,395.66
Class B	37,862.61
Class C	16,073.41
Institutional Class	4,678.18
	$ 100,914

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $21,409 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.00%	$ 4,341
Class T	2.25%	14,383
Class B	2.75%	15,794
Class C	2.75%	1,957
		$ 36,475

Certain security trades were directed to brokers who paid $1,589 of the fund's expenses.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2002	Year ended October 31, 2001
From net investment income
Class A	$ -	$ 1,141,481
Class T	-	1,911,044
Class B	-	1,937,149
Class C	-	1,578,383
Institutional Class	-	199,190
	$ -	$ 6,767,247

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2002	Year ended October 30, 2001	Six months ended April 30, 2002	Year ended October 30, 2001

Class A Shares sold	380,567	2,200,331	$ 3,796,123	$ 28,533,320
Reinvestment of distributions	-	50,101	-	779,564
Shares redeemed	(421,677)	(2,887,127)	(4,247,283)	(38,264,795)
Net increase (decrease)	(41,110)	(636,695)	$ (451,160)	$ (8,951,911)
Class T Shares sold	186,067	790,087	$ 1,858,794	$ 10,239,140
Reinvestment of distributions	-	107,190	-	1,672,163
Shares redeemed	(251,831)	(1,562,822)	(2,462,469)	(20,887,055)
Net increase (decrease)	(65,764)	(655,545)	$ (603,675)	$ (8,975,752)
Class B Shares sold	127,834	147,387	$ 1,275,596	$ 2,025,153
Reinvestment of distributions	-	98,313	-	1,524,831
Shares redeemed	(219,266)	(689,130)	(2,124,611)	(9,205,078)
Net increase (decrease)	(91,432)	(443,430)	$ (849,015)	$ (5,655,094)
Class C Shares sold	348,583	571,471	$ 3,500,347	$ 7,140,286
Reinvestment of distributions	-	64,549	-	1,005,033
Shares redeemed	(286,787)	(1,278,875)	(2,798,914)	(16,436,394)
Net increase (decrease)	61,796	(642,855)	$ 701,433	$ (8,291,075)
Institutional Class Shares sold	980,776	347,644	$ 9,823,877	$ 4,386,620
Reinvestment of distributions	-	4,209	-	65,701
Shares redeemed	(388,208)	(427,819)	(3,934,291)	(5,486,585)
Net increase (decrease)	592,568	(75,966)	$ 5,889,586	$ (1,034,264)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AJAF-SANN-0602 156931
1.719835.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Japan

Fund - Institutional Class

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Japan Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Japan - Inst CL	3.32%	-23.70%	17.15%
TOPIX	-2.13%	-23.10%	-7.91%
Japanese Funds Average	-0.20%	-25.02%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Tokyo Stock Exchange Index (TOPIX) - a market capitalization-weighted index of over 1,400 stocks traded in the Japanese market. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the Japanese funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 55 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Japan - Inst CL	-23.70%	4.81%
TOPIX	-23.10%	-2.42%
Japanese Funds Average	-25.02%	n/a*

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Japan Fund - Institutional Class on December 17, 1998, when the fund started. As the chart shows, by April 30, 2002, the value of the investment would have grown to $11,715 - a 17.15% increase on the initial investment. For comparison, look at how the Tokyo Stock Exchange Index (TOPIX) did over the same period. With dividends reinvested, the same $10,000 would have been $9,209 - a 7.91% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For the six-month period ending April 30, 2002, investing internationally became a much more attractive opportunity than it had been in the past few years. In fact, most stock markets around the world outperformed U.S. domestic equity benchmarks - an important point for investors seeking a diversified portfolio. Much of the rebound in international equity markets was due to the stabilization and incremental improvement of global economies. Emerging markets in Asia and Latin America were among the top performers. The Morgan Stanley Capital InternationalSM (MSCI®) All Country Asia Free ex Japan Index - an index of more than 450 stocks traded in 11 emerging Asian markets, excluding Japan - jumped 38.68% during the past six months. Meanwhile, the MSCI Emerging Markets Free-Latin America Index, which measures the performance of 125 stocks traded in seven Latin American markets, was up 25.69%. Looking more broadly, the MSCI Europe, Australasia, Far East (EAFE®) Index - designed to represent the performance of stock markets outside the U.S. and Canada - gained a respectable 5.60%. Even Japan improved. While the nation's primary equity benchmark - the Tokyo Stock Exchange Index, or TOPIX - posted a slight decline of 2.13% for the overall six-month time frame, it leaped 16.60% in the final three months of the period.

(Portfolio Manager photograph)
An interview with William Kennedy, Portfolio Manager of Fidelity Advisor Japan Fund

Q. How did the fund perform, Bill?

A. For the six months ending April 30, 2002, the fund's Institutional Class shares returned 3.32%. That result beat the -2.13% return of the Tokyo Stock Exchange Index (TOPIX) and the -0.20% mark posted by the Lipper Inc. Japanese funds average. For the 12 months ending April 30, 2002, the fund's Institutional Class shares returned -23.70%, while the TOPIX and the Lipper average had returns of -23.10% and -25.02%, respectively.

Q. What enabled the fund to outperform the index and the Lipper average during the six-month period?

A. Most of our outperformance occurred in the first half of the period. The massive sell-off triggered by September 11 struck when the Japanese market was already trading near long-term cyclical trough levels and created some very attractive opportunities to invest in globally competitive companies. Overweighting high-quality exporters in technology and auto manufacturing was especially helpful to the fund's relative performance. As the rally progressed and many of these holdings had strong runs - appreciating 50% from their recent bottoms - I reduced our exposure and adopted a less aggressive stance. As in the United States, a lot of the rally in the Japanese market was due to investors' anticipation of improving earnings, and I thought many export stocks might take a breather while waiting for their earnings to catch up with their share prices.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Where did you invest the money that you took off the table in the export sector?

A. I put more money into companies tied to Japan's domestic economy - for example, retail and non-bank financial stocks. Industrial production and some other Japanese economic indicators appeared to have stabilized, and I thought that if there was improvement in the U.S. and other global economies, some of that growth might filter through to Japan.

Q. Which stocks made positive contributions to the fund's performance?

A. Nissan Motor was the top contributor. The company continued to execute well on its restructuring plan, which included cutting costs and introducing a slew of new models that have been popular with consumers. As a result, Nissan increased its market share in both Japan and the U.S. Tokyo Electron also helped our performance. This semiconductor capital equipment company was trading at roughly half of the valuation of its most prominent U.S. rival, yet it was technologically comparable and gaining market share globally. The situation was similar for Rohm, a maker of semiconductors for personal computers, cellular phones and audiovisual products. The company manufactures a lot of integrated circuits for specific applications, which is a business with high profit margins. Rohm's valuation was attractive, and the company was gaining market share and positioning itself well for the next expansion in the business cycle.

Q. Which stocks detracted from performance?

A. Bank stock Mizuho Holdings topped the list of detractors. As a group, banks did not do well during the period, as the Koizumi government's popularity slipped considerably and with it the inclination to implement much-needed reforms in the banking sector. NTT DoCoMo was another detractor. Slowing growth hampered most cellular service providers during the period. Additionally, NTT DoCoMo's long-dominant market position began to erode, as competitors offered more attractive service packages. Konami, an electronic gaming company, issued a profit warning and saw sales of one of its popular card games peak sooner than expected.

Q. What's your outlook, Bill?

A. The prospects for a global economic recovery depend in large part on what happens in the United States, where we have seen some cause for optimism. First-quarter growth in U.S. GDP, or gross domestic product, was a robust 5.6%. While that pace is not expected to continue, even moderate U.S. growth in the 2% to 3% range would be good for Japanese exports. The domestic economy in Japan still has its share of problems that the government has failed to address with any substantive reforms. However, with valuations so low, there are opportunities in domestic stocks, too. Disciplined adherence to our growth and value parameters should provide helpful guidance as we navigate the second half of 2002.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing mainly in equity securities of Japanese issuers

Start date: December 17, 1998

Size: as of April 30, 2002, more than $42 million

Manager: William Kennedy, since 2000; joined Fidelity in 1994

3

Bill Kennedy on valuations in the Japanese stock market:

"Notwithstanding the recent rally, both the share prices and earnings of Japanese companies have been weak for more than a decade, with stocks trading near the lower end of their 20-year historical valuation range. However, share prices have fallen much further than earnings on a percentage basis. The situation is much different than in the U.S. and Europe, where valuations in growth sectors such as technology and telecommunications are still relatively high by historical standards. The comparative weakness in Japanese stock prices derives largely from investors' concerns about that country's stagnant economy.

"There are certain sectors, such as technology and autos, in which the top-tier Japanese companies are competitive with their peers anywhere in the world when you look at operating margins, returns on equity, market share, technological sophistication and other valuation measures. I view them as more than Japanese companies - they are globally competitive firms that happen to be based in Japan. At the end of the day, I think the most effective way to invest in Japan right now is to ignore all the ´noise' about the economy and focus on finding superior companies, many of which I believe are bargains compared with their rivals overseas."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
NTT DoCoMo, Inc.	4.9	5.6
Toyota Motor Corp.	3.4	3.6
Nomura Holdings, Inc.	3.0	2.8
Hoya Corp.	2.9	2.2
Nissan Motor Co. Ltd.	2.5	2.0
Canon, Inc.	2.5	1.3
Honda Motor Co. Ltd.	2.5	1.6
Takeda Chemical Industries Ltd.	2.4	4.2
Sony Corp.	2.4	0.9
Daiwa Securities Group, Inc.	2.4	1.8
	28.9
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.3	18.1
Information Technology	23.8	21.6
Financials	18.5	23.2
Industrials	6.7	3.7
Telecommunication Services	5.2	7.4
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks 91.5%	Stocks 93.9%
Short-Term Investments and Net Other Assets 8.5%	Short-Term Investments and Net Other Assets 6.1%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 24.3%
Auto Components - 0.5%
Bridgestone Corp.	15,000	$ 211,302
Automobiles - 8.4%
Honda Motor Co. Ltd.	23,400	1,061,892
Nissan Motor Co. Ltd.	140,000	1,090,600
Toyota Motor Corp.	52,800	1,447,512
		3,600,004
Hotels, Restaurants & Leisure - 0.7%
Kappa Create Co. Ltd.	5,300	300,537
Household Durables - 5.6%
Funai Electric Co. Ltd.	4,200	442,999
Nintendo Co. Ltd.	5,200	728,065
Sharp Corp.	14,000	193,948
Sony Corp.	19,200	1,040,640
		2,405,652
Leisure Equipment & Products - 4.0%
Bandai Co. Ltd.	9,100	278,889
Fuji Photo Film Co. Ltd.	13,000	412,570
Heiwa Corp.	14,300	211,897
Konami Corp.	33,300	839,235
		1,742,591
Media - 0.5%
Asahi National Broadcasting Co.	103	196,290
Multiline Retail - 2.0%
Don Quijote Co. Ltd.	3,900	303,360
Ito-Yokado Co. Ltd.	11,000	541,615
		844,975
Specialty Retail - 2.4%
Aoyama Trading Co. Ltd.	14,600	140,935
Shimachu Co. Ltd.	10,500	161,714
United Arrows Ltd.	4,600	122,371
Yamada Denki Co. Ltd.	8,200	630,180
		1,055,200
Textiles, Apparel & Luxury Goods - 0.2%
Tokyo Style Co. Ltd.	9,000	80,367
TOTAL CONSUMER DISCRETIONARY		10,436,918
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 3.3%
Food & Drug Retailing - 1.1%
Seven Eleven Japan Co. Ltd.	13,000	$ 486,388
Food Products - 0.3%
Yakult Honsha Co. Ltd.	14,000	141,459
Household Products - 1.3%
Kao Corp.	19,000	370,955
Uni-Charm Corp.	6,200	162,523
		533,478
Personal Products - 0.6%
Kose Corp.	8,100	247,612
TOTAL CONSUMER STAPLES		1,408,937
FINANCIALS - 18.5%
Banks - 4.0%
Mitsubishi Tokyo Finance Group, Inc. (MTFG)	113	786,480
Mizuho Holdings, Inc.	182	379,403
Sumitomo Mitsui Banking Corp.	121,000	538,363
		1,704,246
Diversified Financials - 14.5%
Aeon Credit Service Ltd.	7,100	418,069
Credit Saison Co. Ltd.	31,300	735,268
Daiwa Securities Group, Inc.	151,000	1,034,778
JAFCO Co. Ltd.	6,500	518,240
Nikko Cordial Corp.	168,000	757,934
Nomura Holdings, Inc.	92,000	1,280,958
ORIX Corp.	10,100	836,691
Sumitomo Trust & Banking Ltd.	111,000	497,324
Takefuji Corp.	2,020	145,812
		6,225,074
TOTAL FINANCIALS		7,929,320
HEALTH CARE - 4.9%
Health Care Providers & Services - 0.5%
Japan Medical Dynamic Marketing, Inc.	7,500	219,936
Pharmaceuticals - 4.4%
Daiichi Pharmaceutical Co. Ltd.	37,000	720,947
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Kissei Pharmaceutical Co. Ltd.	8,000	$ 109,894
Takeda Chemical Industries Ltd.	24,000	1,049,160
		1,880,001
TOTAL HEALTH CARE		2,099,937
INDUSTRIALS - 6.7%
Air Freight & Logistics - 0.5%
Yamato Transport Co. Ltd.	13,000	220,442
Commercial Services & Supplies - 0.5%
Ines Corp.	27,300	199,186
Construction & Engineering - 1.1%
JGC Corp.	34,000	239,343
Okumura Corp.	83,000	210,470
		449,813
Electrical Equipment - 1.5%
Mitsubishi Electric Corp.	14,000	65,121
Nitto Denko Corp.	18,000	592,253
		657,374
Machinery - 2.9%
Hino Motors Ltd. (a)	31,000	83,191
SMC Corp.	3,200	382,825
THK Co. Ltd.	39,000	773,569
		1,239,585
Road & Rail - 0.2%
Nippon Express Co. Ltd.	24,000	104,356
TOTAL INDUSTRIALS		2,870,756
INFORMATION TECHNOLOGY - 23.8%
Computers & Peripherals - 0.8%
Fujitsu Ltd.	27,000	214,219
Toshiba Corp.	32,000	149,098
		363,317
Electronic Equipment & Instruments - 8.1%
Citizen Electronics Co. Ltd.	3,100	220,636
Hitachi Chemical Co. Ltd.	43,700	552,029
Hoya Corp.	16,900	1,256,721
Kyocera Corp.	3,700	251,540
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Murata Manufacturing Co. Ltd.	5,800	$ 366,786
Nichicon Corp.	25,600	341,108
Omron Corp.	18,000	270,504
Yokogawa Electric Corp.	29,000	240,464
		3,499,788
IT Consulting & Services - 1.0%
CSK Corp.	7,000	208,541
Hitachi Information Systems Co. Ltd.	7,300	220,885
		429,426
Office Electronics - 4.2%
Canon, Inc.	28,000	1,088,080
Ricoh Co. Ltd.	39,000	726,548
		1,814,628
Semiconductor Equipment & Products - 9.4%
Advantest Corp.	7,800	561,217
Disco Corp.	2,900	181,137
Nikon Corp.	23,000	300,023
Rohm Co. Ltd.	5,500	819,267
Samsung Electronics Co. Ltd.	300	88,906
Shinko Electric Industries Co.Ltd.	7,000	190,028
Taiwan Semiconductor Manufacturing Co. Ltd.	100,000	252,380
Tokyo Electron Ltd.	7,700	553,423
UMC Japan (a)	82	905,725
United Microelectronics Corp.	116,000	177,329
		4,029,435
Software - 0.3%
Nippon System Development Co. Ltd.	2,800	109,334
TOTAL INFORMATION TECHNOLOGY		10,245,928
MATERIALS - 4.8%
Chemicals - 4.6%
JSR Corp.	18,000	141,273
Nissan Chemical Industries Co. Ltd.	103,000	578,454
Shin-Etsu Chemical Co. Ltd.	18,100	744,781
Sumitomo Bakelite Co. Ltd.	55,000	419,259
Sumitomo Chemical Co. Ltd.	25,000	105,593
		1,989,360
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.2%
Nippon Unipac Holding	10	$ 57,094
TOTAL MATERIALS		2,046,454
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 0.3%
Nippon Telegraph & Telephone Corp.	37	146,890
Wireless Telecommunication Services - 4.9%
NTT DoCoMo, Inc.	166	419,648
NTT DoCoMo, Inc. New (a)	664	1,688,923
		2,108,571
TOTAL TELECOMMUNICATION SERVICES		2,255,461
TOTAL COMMON STOCKS (Cost $41,953,025)		39,293,711
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 1.85% (b) (Cost $3,346,833)	3,346,833	3,346,833
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $45,299,858)		42,640,544
NET OTHER ASSETS - 0.7%		313,300
NET ASSETS - 100%		$ 42,953,844
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $22,480,061 and $19,515,173, respectively.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $46,144,943. Net unrealized depreciation aggregated $3,504,399, of which $3,616,393 related to appreciated investment securities and $7,120,792 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $21,507,000 of which $4,503,000 and $17,004,000 will expire on October 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $773,180) (cost $45,299,858) - See accompanying schedule		$ 42,640,544
Foreign currency held at value (cost $6,393)		6,360
Receivable for investments sold		1,460,013
Receivable for fund shares sold		531,708
Dividends receivable		119,299
Interest receivable		5,420
Other receivables		1,745
Total assets		44,765,089
Liabilities
Payable to custodian bank	$ 41,750
Payable for investments purchased	769,743
Payable for fund shares redeemed	84,464
Accrued management fee	28,876
Distribution fees payable	22,785
Other payables and accrued expenses	29,787
Collateral on securities loaned, at value	833,840
Total liabilities		1,811,245
Net Assets		$ 42,953,844
Net Assets consist of:
Paid in capital		$ 72,171,532
Accumulated net investment (loss)		(397,763)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,166,922)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,653,003)
Net Assets		$ 42,953,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,909,515 ÷ 371,697 shares)	$ 10.52
Maximum offering price per share (100/94.25 of $10.52)	$ 11.16
Class T: Net Asset Value and redemption price per share ($9,978,930 ÷ 952,926 shares)	$ 10.47
Maximum offering price per share (100/96.50 of $10.47)	$ 10.85
Class B: Net Asset Value and offering price per share ($12,938,441 ÷ 1,250,882 shares) A	$ 10.34
Class C: Net Asset Value and offering price per share ($9,032,845 ÷ 868,479 shares) A	$ 10.40
Institutional Class: Net Asset Value, offering price and redemption price per share ($7,094,113 ÷ 670,194 shares)	$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 116,399
Interest		18,333
Security lending		7,203
		141,935
Less foreign taxes withheld		(17,479)
Total income		124,456
Expenses
Management fee	$ 140,150
Transfer agent fees	100,914
Distribution fees	128,988
Accounting and security lending fees	30,571
Non-interested trustees' compensation	63
Custodian fees and expenses	25,940
Registration fees	51,641
Audit	16,271
Legal	1,882
Miscellaneous	2,375
Total expenses before reductions	498,795
Expense reductions	(38,064)	460,731
Net investment income (loss)		(336,275)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(3,698,754)
Foreign currency transactions	6,349
Total net realized gain (loss)		(3,692,405)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,233,396
Assets and liabilities in foreign currencies	7,754
Total change in net unrealized appreciation (depreciation)		5,241,150
Net gain (loss)		1,548,745
Net increase (decrease) in net assets resulting from operations		$ 1,212,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (336,275)	$ (1,015,560)
Net realized gain (loss)	(3,692,405)	(16,483,243)
Change in net unrealized appreciation (depreciation)	5,241,150	(13,829,624)
Net increase (decrease) in net assets resulting from operations	1,212,470	(31,328,427)
Distributions to shareholders from net investment income	-	(6,767,247)
Share transactions - net increase (decrease)	4,687,169	(32,908,096)
Total increase (decrease) in net assets	5,899,639	(71,003,770)
Net Assets
Beginning of period	37,054,205	108,057,975
End of period (including accumulated net investment loss of $397,763 and distributions in excess of net investment income of $61,488, respectively)	$ 42,953,844	$ 37,054,205

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 17.78	$ 19.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.07)	(.15)	(.16)	(.13)
Net realized and unrealized gain (loss)	.41	(6.13)	(.76)	9.17
Total from investment operations	.34	(6.28)	(.92)	9.04
Distributions from net investment income	-	(1.32)	(.04)	-
Distributions in excess of net investment income	-	-	(.08)	-
Distributions from net realized gain	-	-	(.22)	-
Total distributions	-	(1.32)	(.34)	-
Net asset value, end of period	$ 10.52	$ 10.18	$ 17.78	$ 19.04
Total ReturnB, C, G	3.34%	(37.89)%	(5.07)%	90.40%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.24%A	1.88%	1.44%	2.43%A
Expenses net of voluntary waivers, if any	2.00%A	1.88%	1.44%	2.02%A
Expenses net of all reductions	1.99%A	1.84%	1.42%	2.01%A
Net investment income (loss)	(1.35)%A	(1.10)%	(.76)%	(1.04)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,910	$ 4,204	$ 18,657	$ 7,130
Portfolio turnover rate	108%A	123%	169%	152%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. E For the period December 17, 1998 (commencement of operations) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 17.72	$ 19.01	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.08)	(.20)	(.21)	(.17)
Net realized and unrealized gain (loss)	.38	(6.14)	(.75)	9.18
Total from investment operations	.30	(6.34)	(.96)	9.01
Distributions from net investment income	-	(1.21)	(.03)	-
Distributions in excess of net investment income	-	-	(.08)	-
Distributions from net realized gain	-	-	(.22)	-
Total distributions	-	(1.21)	(.33)	-
Net asset value, end of period	$ 10.47	$ 10.17	$ 17.72	$ 19.01
Total ReturnB, C, G	2.95%	(38.16)%	(5.29)%	90.10%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.55%A	2.25%	1.71%	2.63%A
Expenses net of voluntary waivers, if any	2.25%A	2.25%	1.71%	2.27%A
Expenses net of all reductions	2.24%A	2.21%	1.69%	2.26%A
Net investment income (loss)	(1.60)%A	(1.48)%	(1.03)%	(1.29)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,979	$ 10,363	$ 29,840	$ 25,682
Portfolio turnover rate	108%A	123%	169%	152%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. E For the period December 17, 1998 (commencement of operations) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 17.55	$ 18.92	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.10)	(.26)	(.32)	(.23)
Net realized and unrealized gain (loss)	.37	(6.09)	(.74)	9.15
Total from investment operations	.27	(6.35)	(1.06)	8.92
Distributions from net investment income	-	(1.13)	(.03)	-
Distributions in excess of net investment income	-	-	(.06)	-
Distributions from net realized gain	-	-	(.22)	-
Total distributions	-	(1.13)	(.31)	-
Net asset value, end of period	$ 10.34	$ 10.07	$ 17.55	$ 18.92
Total ReturnB, C, G	2.68%	(38.44)%	(5.83)%	89.20%
Ratios to Average Net AssetsF
Expenses before expense reductions	3.01%A	2.74%	2.25%	3.18%A
Expenses net of voluntary waivers, if any	2.75%A	2.74%	2.25%	2.78%A
Expenses net of all reductions	2.74%A	2.71%	2.23%	2.77%A
Net investment income (loss)	(2.10)%A	(1.97)%	(1.57)%	(1.79)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,938	$ 13,523	$ 31,334	$ 20,667
Portfolio turnover rate	108%A	123%	169%	152%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the contingent deferred sales charge. D Calculated based on average shares outstanding during the period. E For the period December 17, 1998 (commencement of operations) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.13	$ 17.58	$ 18.93	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.10)	(.24)	(.31)	(.24)
Net realized and unrealized gain (loss)	.37	(6.10)	(.73)	9.17
Total from investment operations	.27	(6.34)	(1.04)	8.93
Distributions from net investment income	-	(1.11)	(.03)	-
Distributions in excess of net investment income	-	-	(.06)	-
Distributions from net realized gain	-	-	(.22)	-
Total distributions	-	(1.11)	(.31)	-
Net asset value, end of period	$ 10.40	$ 10.13	$ 17.58	$ 18.93
Total ReturnB, C, G	2.67%	(38.27)%	(5.72)%	89.30%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.80%A	2.59%	2.16%	3.11%A
Expenses net of voluntary waivers, if any	2.75%A	2.59%	2.16%	2.78%A
Expenses net of all reductions	2.74%A	2.55%	2.15%	2.76%A
Net investment income (loss)	(2.10)%A	(1.81)%	(1.49)%	(1.79)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,033	$ 8,170	$ 25,481	$ 22,213
Portfolio turnover rate	108%A	123%	169%	152%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effect of the contingent deferred sales charge. D Calculated based on average shares outstanding during the period. E For the period December 17, 1998 (commencement of operations) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.25	$ 17.88	$ 19.09	$ 10.00
Income from Investment Operations
Net investment income (loss)C	(.04)	(.10)	(.09)	(.10)
Net realized and unrealized gain (loss)	.38	(6.16)	(.77)	9.19
Total from investment operations	.34	(6.26)	(.86)	9.09
Distributions from net investment income	-	(1.37)	(.04)	-
Distributions in excess of net investment income	-	-	(.09)	-
Distributions from net realized gain	-	-	(.22)	-
Total distributions	-	(1.37)	(.35)	-
Net asset value, end of period	$ 10.59	$ 10.25	$ 17.88	$ 19.09
Total ReturnB, F	3.32%	(37.64)%	(4.75)%	90.90%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.58%A	1.48%	1.13%	2.15%A
Expenses net of voluntary waivers, if any	1.58%A	1.48%	1.13%	1.77%A
Expenses net of all reductions	1.57%A	1.44%	1.11%	1.76%A
Net investment income (loss)	(.92)%A	(.70)%	(.45)%	(.78)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,094	$ 795	$ 2,746	$ 2,986
Portfolio turnover rate	108%A	123%	169%	152%A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D For the period December 17, 1998 (commencement of operations) to October 31, 1999. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Japan Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

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1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transaction, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,594	$ 57
Class T	.25%	.25%	23,776	146
Class B	.75%	.25%	61,532	46,276
Class C	.75%	.25%	39,086	1,645
			$ 128,988	$ 48,124

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 5,383	$ 3,716
Class T	8,567	1,305
Class B	29,408	29,408*
Class C	3,321	3,321*
	$ 46,679	$ 37,750

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 10,906.59
Class T	31,395.66
Class B	37,862.61
Class C	16,073.41
Institutional Class	4,678.18
	$ 100,914

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $21,409 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.00%	$ 4,341
Class T	2.25%	14,383
Class B	2.75%	15,794
Class C	2.75%	1,957
		$ 36,475

Certain security trades were directed to brokers who paid $1,589 of the fund's expenses.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2002	Year ended October 31, 2001
From net investment income
Class A	$ -	$ 1,141,481
Class T	-	1,911,044
Class B	-	1,937,149
Class C	-	1,578,383
Institutional Class	-	199,190
	$ -	$ 6,767,247

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2002	Year ended October 30, 2001	Six months ended April 30, 2002	Year ended October 30, 2001

Class A Shares sold	380,567	2,200,331	$ 3,796,123	$ 28,533,320
Reinvestment of distributions	-	50,101	-	779,564
Shares redeemed	(421,677)	(2,887,127)	(4,247,283)	(38,264,795)
Net increase (decrease)	(41,110)	(636,695)	$ (451,160)	$ (8,951,911)
Class T Shares sold	186,067	790,087	$ 1,858,794	$ 10,239,140
Reinvestment of distributions	-	107,190	-	1,672,163
Shares redeemed	(251,831)	(1,562,822)	(2,462,469)	(20,887,055)
Net increase (decrease)	(65,764)	(655,545)	$ (603,675)	$ (8,975,752)
Class B Shares sold	127,834	147,387	$ 1,275,596	$ 2,025,153
Reinvestment of distributions	-	98,313	-	1,524,831
Shares redeemed	(219,266)	(689,130)	(2,124,611)	(9,205,078)
Net increase (decrease)	(91,432)	(443,430)	$ (849,015)	$ (5,655,094)
Class C Shares sold	348,583	571,471	$ 3,500,347	$ 7,140,286
Reinvestment of distributions	-	64,549	-	1,005,033
Shares redeemed	(286,787)	(1,278,875)	(2,798,914)	(16,436,394)
Net increase (decrease)	61,796	(642,855)	$ 701,433	$ (8,291,075)
Institutional Class Shares sold	980,776	347,644	$ 9,823,877	$ 4,386,620
Reinvestment of distributions	-	4,209	-	65,701
Shares redeemed	(388,208)	(427,819)	(3,934,291)	(5,486,585)
Net increase (decrease)	592,568	(75,966)	$ 5,889,586	$ (1,034,264)

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AJAFI-SANN-0602 156932
1.719836.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Korea
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Korea Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on July 3, 2000. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after June 30, 2000. Returns between October 31, 1994 and June 30, 2000 are those of Fidelity Advisor Korea Fund, Inc., (the Closed-End Fund). On June 30, 2000, the Closed-End Fund reorganized as an open-end fund through a transfer of all its assets and liabilities to Fidelity® Advisor Korea Fund (the fund). Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class A shares' total expenses, including its 0.25% 12b-1 fee, had been reflected in the Closed-End Fund's performance, Class A's returns prior to July 3, 2000 may have been lower. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - CL A	66.57%	52.04%	34.95%	-16.03%
Fidelity Adv Korea - CL A (incl. 5.75% sales charge)	56.99%	43.30%	27.19%	-20.86%
KOSPI	59.34%	50.95%	-15.24%	-50.25%
Pacific Region ex Japan Funds Average	36.00%	13.42%	-21.15%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Korea Composite Stock Price Index (KOSPI) - a market capitalization-weighted index of all common stocks listed on the Korean Stock Exchange. To measure how Class A's performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 71 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - CL A	52.04%	6.18%	-2.30%
Fidelity Adv Korea - CL A (incl. 5.75% sales charge)	43.30%	4.93%	-3.07%
KOSPI	50.95%	-3.25%	-8.89%
Pacific Region ex Japan Funds Average	13.42%	-5.34%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Korea Fund - Class A on October 31, 1994, when the Closed-End Fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have been $7,914 - a 20.86% decrease on the initial investment. For comparison, look at how the Korea Composite Stock Price Index did over the same period. With dividends reinvested, the same $10,000 would have been $4,975 - a 50.25% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Korea Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on July 3, 2000. Class T shares bear a 0.50% 12b-1 fee that is reflected in returns after June 30, 2000. Returns between October 31, 1994 and June 30, 2000 are those of Fidelity Advisor Korea Fund, Inc., (the Closed-End Fund). On June 30, 2000, the Closed-End Fund reorganized as an open-end fund through a transfer of all of its assets and liabilities to the fund. Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class T shares' total expenses, including its 0.50% 12b-1 fee, had been reflected in the Closed-End Fund's performance, Class T's returns prior to July 3, 2000 may have been lower. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - CL T	66.42%	51.64%	34.22%	-16.48%
Fidelity Adv Korea - CL T (incl. 3.50% sales charge)	60.59%	46.33%	29.52%	-19.40%
KOSPI	59.34%	50.95%	-15.24%	-50.25%
Pacific Region ex Japan Funds Average	36.00%	13.42%	-21.15%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Korea Composite Stock Price Index (KOSPI) - a market capitalization-weighted index of all common stocks listed on the Korean Stock Exchange. To measure how Class T's performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 71 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - CL T	51.64%	6.06%	-2.37%
Fidelity Adv Korea - CL T (incl. 3.50% sales charge)	46.33%	5.31%	-2.84%
KOSPI	50.95%	-3.25%	-8.89%
Pacific Region ex Japan Funds Average	13.42%	-5.34%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Korea Fund - Class T on October 31, 1994, when the Closed-End Fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have been $8,060 - a 19.40% decrease on the initial investment. For comparison, look at how the Korea Composite Stock Price Index did over the same period. With dividends reinvested, the same $10,000 would have been $4,975 - a 50.25% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Korea Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 2000. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 30, 2000. Returns between October 31, 1994 and June 30, 2000 are those of Fidelity Advisor Korea Fund, Inc., (the Closed-End Fund). On June 30, 2000, the Closed-End Fund reorganized as an open-end fund through a transfer of all of its assets and liabilities to the fund. Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class B shares' total expenses, including its 1.00% 12b-1 fee, had been reflected in the Closed-End Fund's performance, Class B's returns, prior to July 3, 2000 may have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five year and life of fund total return figures are 5%, 5%, 2%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - CL B	66.16%	51.10%	33.01%	-17.23%
Fidelity Adv Korea - CL B (incl. contingent deferred sales charge)	61.16%	46.10%	31.01%	-17.23%
KOSPI	59.34%	50.95%	-15.24%	-50.25%
Pacific Region ex Japan Funds Average	36.00%	13.42%	-21.15%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Korea Composite Stock Price Index (KOSPI) - a market capitalization-weighted index of all common stocks listed on the Korean Stock Exchange. To measure how Class B's performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 71 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - CL B	51.10%	5.87%	-2.49%
Fidelity Adv Korea - CL B (incl. contingent deferred sales charge)	46.10%	5.55%	-2.49%
KOSPI	50.95%	-3.25%	-8.89%
Pacific Region ex Japan Funds Average	13.42%	-5.34%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Korea Fund - Class B on October 31, 1994, when the Closed-End Fund started. As the chart shows, by April 30, 2002, the value of the investment would have been $8,277 - a 17.23% decrease on the initial investment. For comparison, look at how the Korea Composite Stock Price Index did over the same period. With dividends reinvested, the same $10,000 would have been $4,975 - a 50.25% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Korea Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on July 3, 2000. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after June 30, 2000. Returns between October 31, 1994 and June 30, 2000 are those of Fidelity Advisor Korea Fund, Inc., (the Closed-End Fund). On June 30, 2000, the Closed-End Fund reorganized as an open-end fund through a transfer of all of its assets and liabilities to the fund. Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class C shares' total expenses, including its 1.00% 12b-1 fee, had been reflected in the Closed-End Fund's performance, Class C's returns, prior to July 3, 2000 may have been lower. Class C shares' contingent deferred sales charges included in the past six months, past one year, past five year and life of fund total return figures are 1%, 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - CL C	66.16%	51.10%	33.01%	-17.23%
Fidelity Adv Korea - CL C (incl. contingent deferred sales charge)	65.16%	50.10%	33.01%	-17.23%
KOSPI	59.34%	50.95%	-15.24%	-50.25%
Pacific Region ex Japan Funds Average	36.00%	13.42%	-21.15%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Korea Composite Stock Price Index (KOSPI) - a market capitalization-weighted index of all common stocks listed on the Korean Stock Exchange. To measure how Class C's performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 71 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - CL C	51.10%	5.87%	-2.49%
Fidelity Adv Korea - CL C (incl. contingent deferred sales charge)	50.10%	5.87%	-2.49%
KOSPI	50.95%	-3.25%	-8.89%
Pacific Region ex Japan Funds Average	13.42%	-5.34%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Korea Fund - Class C on October 31, 1994, when the Closed-End Fund started. As the chart shows, by April 30, 2002, the value of the investment would have been $8,277 - a 17.23% decrease on the initial investment. For comparison, look at how the Korea Composite Stock Price Index did over the same period. With dividends reinvested, the same $10,000 would have been $4,975 - a 50.25% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
Note to shareholders: Agus Tandiono became Portfolio Manager of Fidelity Advisor Korea Fund on March 1, 2002.

Q. How did the fund perform, Agus?

A. Extremely well. For the six months ending April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 66.57%, 66.42%, 66.16% and 66.16%, respectively. During the same period, the Korea Composite Stock Price Index (KOSPI) returned 59.34%. For the 12 months ending April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 52.04%, 51.64%, 51.10% and 51.10%, respectively, compared with 50.95% for the KOSPI.

Q. What factors drove the fund's outstanding absolute and relative performance during the six-month period?

A. The fund's relative performance was aided by our overweightings in Samsung Electronics and some other stocks that had exceptionally strong runs. We owned both exporters and stocks leveraged to the domestic economy that did well. A cyclical recovery led by Samsung Electronics, the most heavily weighted stock in the index, was responsible for the outsized absolute returns. Foreign buyers flooded into the market, as lower interest rates in the U.S. and Europe led many investors to anticipate stronger demand for South Korean exports. Falling rates also were a factor in speeding up the domestic economy's growth, which was expected to reach 5% to 6% for all of 2002. The combination of vibrant domestic growth and improving prospects for exports triggered aggressive buying of Korean stocks. Consolidation in some important industries, such as cellular phone service and banking, was another factor driving share prices higher, as the remaining players were expected to benefit from cost synergies and greater market share. In South Korea, shareholder-owned banks compete with banks owned by the government, and the trend has been for the former to take market share from government-owned institutions. Industry consolidation among shareholder-owned banks was expected to accelerate this trend.

Q. What significant changes did you make since taking over the fund in March?

A. I increased our exposure to financials and the auto sector, while reducing more defensive plays in utilities and steel. Along with the trend toward greater industry consolidation, I expected banks to deliver stronger earnings and loan growth, as well as lower provisioning, or write-downs, for bad loans. In addition, I added to positions in securities brokerages, which I expected to benefit from higher trading volume in the broader South Korean equity market. I was attracted to the auto sector by the likelihood of stronger export demand from the U.S. and Europe amid forecasts for accelerating growth in those economies and a weakening of the South Korean currency, which facilitated foreign purchases of domestic products and services.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. The fund held approximately 21% of its assets in Samsung Electronics at the end of the period. Why such a huge position in one stock?

A. The position wasn't as large as it might seem - at least, compared with the benchmark. Samsung Electronics was already a substantial part of the index as the period began, and price appreciation brought it up to roughly 18% of the index at the end of the period. So 21% was definitely an overweighting, but not a disproportionate one if you consider the stock's weighting in the KOSPI. As for my reasons, all three of the company's primary businesses - DRAM (dynamic random access memory), cellular handsets and flat screen monitors - did well during the period. DRAM prices improved dramatically, while demand for the company's cellular handsets, which offer sophisticated data processing and color capabilities, remained strong. Moreover, consumers preferred flat screen monitors over conventional ones for their smaller footprint and lower radiation emissions. This combination of factors led to Samsung Electronics being the fund's top performer as well as its largest holding.

Q. Which other stocks were particularly helpful to the fund's performance?

A. Kookmin Bank also was a positive contributor. Near the end of 2001, the company merged with Housing & Commercial Bank to form one of the largest banks in Asia, with the new company retaining the Kookmin name. Solid loan growth also helped this stock's performance. Hyundai Motor was another strong stock, as the company took market share away from its competitors and introduced new models that consumers liked. Shinsegae, owner of both luxury department stores and discount outlets, benefited from an upturn in domestic consumption after many smaller competitors went out of business during the recent downturn.

Q. Which holdings detracted from performance?

A. The fund had no substantial detractors, but LG Electronics had a modestly negative impact on performance. The maker of household electronics was hurt by its extensive investments in dot-com and telecommunications companies that went bust or did poorly during the period. Recently, the company announced a restructuring plan that would break it into two separate entities. Cellular provider KT Freetel struggled under the weight of a soft market for telecom products and services. Finally, the poor performance of steel manufacturer POSCO reflected weaker demand and lower steel prices during the period.

Q. What's your outlook, Agus?

A. In the short term, we could see the South Korean market take a breather, especially in view of the outperformance of the benchmark's most dominant component, Samsung Electronics. Over the longer term, if lower interest rates stimulate a recovery in the U.S., demand for South Korean exports would likely continue to improve. Additionally, there is a presidential election scheduled for later this year, and historically there has been a tendency for newly elected officials to implement pro-business reforms. I will attempt to add value by selecting companies with compelling business plans; strong balance sheets and cash flows; progressive, shareholder-friendly managements; and dominant or rapidly improving market positions.

Semiannual Report

Note to shareholders: Fidelity Advisor Korea Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Korean market. As of April 30, 2002, the fund did not have more than 25% of its total assets invested in any one industry.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term capital appreciation by normally investing at least 80% of assets in securities of Korean issuers and other investments that are tied economically to Korea

Start date: October 31, 1994 (Closed-End Fund)

Size: as of April 30, 2002, more than $23 million

Manager: Agus Tandiono, since March 2002; joined Fidelity in 1995

3

Agus Tandiono on the evolution of corporate governance in South Korea:

"Foreign ownership of South Korean stocks recently hit an all-time high at approximately 42%. This has had a beneficial effect on corporate governance - that is, who controls a company and for what purposes. In the past, many large Korean companies were controlled by families who often sacrificed minority shareholders' well-being for their own gains. This resulted in lower valuations for Korean firms compared with their global peers, as investors sought to compensate for the higher risk of the nation's investments.

"That situation is now changing. Foreign investors are more demanding about the quantity and quality of information they receive from top management. As a result, more companies now have investor relations personnel to facilitate the dissemination of important financial data. Information is also flowing in the other direction - management is listening to investors' requests. Thus, we're seeing more effective capital management through methods such as selling non-core assets, share buybacks and dividend increases. There are still plenty of exceptions, but the trend is a healthy one that should benefit investors, companies and ultimately the entire South Korean economy."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	21.0	21.4
SK Telecom Co. Ltd.	7.6	15.2
KT Corp.	7.4	10.5
Kookmin Bank	7.0	4.9
Samsung Electro-Mechanics Co. Ltd.	4.7	3.0
Shinhan Financial Group Co. Ltd.	4.5	4.7
Hyundai Motor Co. Ltd.	3.6	3.2
Korea Electric Power Corp.	2.8	5.7
Samsung Fire & Marine Insurance Co. Ltd.	2.5	1.5
POSCO	2.5	4.9
	63.6
Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.2	27.8
Financials	20.4	17.7
Telecommunication Services	15.7	25.7
Consumer Discretionary	14.7	9.5
Materials	5.8	8.1
Industrials	4.5	1.6
Utilities	2.8	5.7
Energy	2.2	2.0
Consumer Staples	0.8	1.9
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks 95.1%	Stocks 100.0%
Short-Term Investments and Net Other Assets 4.9%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.9%
Hyundai Mobis	18,900	$ 464,802
Automobiles - 5.8%
Hyundai Motor Co. Ltd.	23,250	865,787
Kia Motors Corp. (a)	50,000	517,843
		1,383,630
Household Durables - 2.5%
LG Electronics Investment Co.	1,500	66,214
LG Electronics, Inc. (a)	13,500	534,135
		600,349
Media - 1.2%
Cheil Communications, Inc.	1,400	190,070
LG Ad, Inc.	7,630	95,597
		285,667
Multiline Retail - 2.2%
Shinsegae Co. Ltd.	3,150	524,185
Textiles, Apparel & Lux. Goods - 1.1%
Cheil Industries, Inc.	23,250	275,970
TOTAL CONSUMER DISCRETIONARY		3,534,603
CONSUMER STAPLES - 0.8%
Beverages - 0.5%
Lotte Chilsung Beverage Co. Ltd.	223	127,157
Food Products - 0.3%
Lotte Confectionery Co. Ltd.	140	70,597
TOTAL CONSUMER STAPLES		197,754
ENERGY - 2.2%
Oil & Gas - 2.2%
S-Oil Corp.	11,160	220,343
SK Corp.	20,000	299,457
		519,800
FINANCIALS - 20.4%
Banks - 13.1%
Hana Bank	30,000	393,328
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Kookmin Bank	36,478	$ 1,666,838
Shinhan Financial Group Co. Ltd.	80,000	1,086,113
		3,146,279
Diversified Financials - 4.8%
Daishin Securities Co. Ltd.	10,900	197,451
Good Morning Securities Co. Ltd. (a)	60,000	286,268
KTB network Co. Ltd.	90,000	333,049
Samsung Securities Co. Ltd. (a)	9,750	329,034
		1,145,802
Insurance - 2.5%
Samsung Fire & Marine Insurance Co. Ltd.	9,000	610,939
TOTAL FINANCIALS		4,903,020
INDUSTRIALS - 4.5%
Airlines - 1.0%
Korean Air (a)	15,000	233,902
Construction & Engineering - 0.7%
Daelim Industrial Co.	13,210	160,898
Machinery - 1.6%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	57,100	394,251
Marine - 1.2%
Hanjin Shipping Co. Ltd.	50,800	285,725
TOTAL INDUSTRIALS		1,074,776
INFORMATION TECHNOLOGY - 28.2%
Electronic Equipment & Instruments - 7.2%
Dae Duck Electronics Co. Ltd.	28,740	332,216
Samsung Electro-Mechanics Co. Ltd.	19,070	1,127,334
Samsung SDI Co. Ltd.	3,000	261,831
		1,721,381
Semiconductor Equipment & Products - 21.0%
Samsung Electronics Co. Ltd.	17,000	5,038,013
TOTAL INFORMATION TECHNOLOGY		6,759,394
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 5.8%
Chemicals - 2.6%
Honam Petrochemical Corp.	18,600	$ 265,508
LG Chemical Ltd.	12,000	364,003
		629,511
Metals & Mining - 2.5%
POSCO	6,000	598,138
Paper & Forest Products - 0.7%
Hansol Paper Co. Ltd.	30,200	155,803
TOTAL MATERIALS		1,383,452
TELECOMMUNICATION SERVICES - 15.7%
Diversified Telecommunication Services - 7.4%
KT Corp. (a)	39,000	1,760,899
Wireless Telecommunication Services - 8.3%
KT Freetel Co. Ltd.	6,000	179,674
SK Telecom Co. Ltd.	9,300	1,814,546
		1,994,220
TOTAL TELECOMMUNICATION SERVICES		3,755,119
UTILITIES - 2.8%
Electric Utilities - 2.8%
Korea Electric Power Corp.	35,000	665,244
TOTAL COMMON STOCKS (Cost $10,531,216)		22,793,162
Nonconvertible Bonds - 0.0%
Moody's Ratings (unaudited)			Principal Amount
FINANCIALS - 0.0%
Banks - 0.0%
Shinhan Bank 0% 12/2/48 (Cost $3,760)	-	KRW	64,930,000	86
Money Market Funds - 4.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.85% (b) (Cost $997,558)	997,558	$ 997,558
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $11,532,534)		23,790,806
NET OTHER ASSETS - 0.7%		172,098
NET ASSETS - 100%		$ 23,962,904
Currency Abbreviations
KRW	-	Korean won
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,859,908 and $4,261,958, respectively.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $11,530,383. Net unrealized appreciation aggregated $12,260,423, of which $12,675,316 related to appreciated investment securities and $414,893 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $21,399,000 of which $7,770,000, $12,115,000 and $1,514,000 will expire on October 31, 2005, 2006 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $11,532,534) - See accompanying schedule		$ 23,790,806
Receivable for fund shares sold		386,720
Dividends receivable		2,494
Interest receivable		1,298
Total assets		24,181,318
Liabilities
Payable to custodian bank	$ 41,418
Payable for investments purchased	101,654
Payable for fund shares redeemed	15,593
Accrued management fee	2,769
Distribution fees payable	7,379
Other payables and accrued expenses	49,601
Total liabilities		218,414
Net Assets		$ 23,962,904
Net Assets consist of:
Paid in capital		$ 31,133,233
Accumulated net investment (loss)		(26,815)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,401,860)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,258,346
Net Assets		$ 23,962,904

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,082,227 ÷ 1,530,233 shares)	$ 11.16
Maximum offering price per share (100/94.25 of $11.16)	$ 11.84
Class T: Net Asset Value and redemption price per share ($2,624,029 ÷ 236,429 shares)	$ 11.10
Maximum offering price per share (100/96.50 of $11.10)	$ 11.50
Class B: Net Asset Value and offering price per share ($1,296,648 ÷ 117,924 shares) A	$ 11.00
Class C: Net Asset Value and offering price per share ($2,386,353 ÷ 216,914 shares) A	$ 11.00
Institutional Class: Net Asset Value, offering price and redemption price per share ($573,647 ÷ 51,141 shares)	$ 11.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 205,560
Interest		5,238
		210,798
Less foreign taxes withheld		(34,142)
Total income		176,656
Expenses
Management fee	$ 77,456
Transfer agent fees	29,803
Distribution fees	30,742
Accounting fees and expenses	30,835
Non-interested trustees' compensation	28
Custodian fees and expenses	13,161
Registration fees	37,912
Audit	34,844
Legal	701
Miscellaneous	1,194
Total expenses before reductions	256,676
Expense reductions	(53,205)	203,471
Net investment income (loss)		(26,815)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,095,758
Foreign currency transactions	(15,411)
Total net realized gain (loss)		2,080,347
Change in net unrealized appreciation (depreciation) on: Investment securities	6,547,528
Assets and liabilities in foreign currencies	74
Total change in net unrealized appreciation (depreciation)		6,547,602
Net gain (loss)		8,627,949
Net increase (decrease) in net assets resulting from operations		$ 8,601,134

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (26,815)	$ (9,866)
Net realized gain (loss)	2,080,347	(855,304)
Change in net unrealized appreciation (depreciation)	6,547,602	(361,191)
Net increase (decrease) in net assets resulting from operations	8,601,134	(1,226,361)
Share transactions - net increase (decrease)	2,809,655	(6,228,993)
Redemption fees	-	31,777
Total increase (decrease) in net assets	11,410,789	(7,423,577)
Net Assets
Beginning of period	12,552,115	19,975,692
End of period (including accumulated net investment loss of $26,815 and $0, respectively)	$ 23,962,904	$ 12,552,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2002	Year ended October 31,	One month ended October 31,	Years ended September 30,
	(Unaudited)	2001	2000	2000 H	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 6.70	$ 7.38	$ 8.99	$ 10.78	$ 3.67	$ 7.26	$ 10.71
Income from Investment Operations
Net investment income (loss) F	(.01)	-	(.01)	(.09)	(.04)	(.05)	(.06)
Net realized and unrealized gain (loss)	4.47	(.69)	(1.62)	(1.97)	7.15	(3.54)	(3.14)
Total from investment operations	4.46	(.69)	(1.63)	(2.06)	7.11	(3.59)	(3.20)
Dilution resulting from common stock issued through rights offering	-	-	-	-	-	-	(.19)
Offering expense	-	-	-	-	-	-	(.06)
Redemption fees added to paid in capitalF	-	.01	.02	.27	-	-	-
Net asset value, end of period	$ 11.16	$ 6.70	$ 7.38	$ 8.99	$ 10.78 J	$ 3.67	$ 7.26
Total Return B,C,D	66.57%	(9.21)%	(17.91)%	(16.60)%	193.73%	(49.45)%	(28.08)% E
Ratios to Average Net Assets G
Expenses before expense reductions	2.62% A	3.31%	2.31% A	1.97%	1.75%	2.32%	1.88%
Expenses net of voluntary waivers, if any	2.10% A	2.10%	2.10% A	1.91%	1.75%	2.32%	1.88%
Expenses net of all reductions	2.09% A	2.08%	2.10% A	1.89%	1.61% I	2.30%	1.88%
Net investment income (loss)	(.21)% A	(.04)%	(1.71)% A	(.73)%	(.42)%	(1.22)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,082	$ 11,747	$ 19,279	$ 25,017	$ 60,601	$ 22,915	$ 45,312
Portfolio turnover rate	48% A	36%	121% A	39%	58%	65%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total return does not include the effect of sales charges. E Total return does not include the effect of dilution. F Calculated based on average shares outstanding during the period. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Prior to July 3, 2000 the fund operated as a closed-end investment company. Shares of the fund existing at the time of its conversion to an open-ended management company were exchanged for Class A shares. I Includes reimbursement of $.01 per share from the custodian for an adjustment to prior period's fees. J The fund incurred expenses of $.01 per share in connection with its repurchase offer which were offset by redemption fees collected as part of the repurchase offer.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Year ended October 31,	One month ended October 31,	Year ended September 30,
	(Unaudited)	2001	2000	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 7.37	$ 8.99	$ 12.58
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.01)	(.03)
Net realized and unrealized gain (loss)	4.45	(.69)	(1.62) H	(3.87)H
Total from investment operations	4.43	(.71)	(1.63)	(3.90)
Redemption fees added to paid in capitalE	-	.01	.01 H	.31H
Net asset value, end of period	$ 11.10	$ 6.67	$ 7.37	$ 8.99
Total Return B,C,D	66.42%	(9.50)%	(18.02)%	(28.54)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.17% A	4.22%	2.50%A	2.55% A
Expenses net of voluntary waivers, if any	2.35% A	2.35%	2.35%A	2.35% A
Expenses net of all reductions	2.34% A	2.33%	2.35%A	2.32% A
Net investment income (loss)	(.46)% A	(.29)%	(1.96)%A	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,624	$ 343	$ 473	$ 108
Portfolio turnover rate	48% A	36%	121%A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of sales charges. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per-share amounts have been reclassified to permit comparison with current year presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Year ended October 31,	One month ended October 31,	Year ended September 30,
	(Unaudited)	2001	2000	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.62	$ 7.36	$ 8.98	$ 12.58
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.02)	(.04)
Net realized and unrealized gain (loss)	4.43	(.69)	(1.62) H	(3.89)H
Total from investment operations	4.38	(.74)	(1.64)	(3.93)
Redemption fees added to paid in capitalE	-	-	.02 H	.33H
Net asset value, end of period	$ 11.00	$ 6.62	$ 7.36	$ 8.98
Total Return B,C, D	66.16%	(10.05)%	(18.04)%	(28.62)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.60% A	4.66%	2.96%A	3.03% A
Expenses net of voluntary waivers, if any	2.85% A	2.85%	2.85%A	2.85% A
Expenses net of all reductions	2.84% A	2.83%	2.85%A	2.83% A
Net investment income (loss)	(.96)% A	(.79)%	(2.45)%A	(1.67)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,297	$ 282	$ 83	$ 80
Portfolio turnover rate	48% A	36%	121%A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of contingent deferred sales charges. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per-share amounts have been reclassified to permit comparison with current year presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Year ended October 31,	One month ended October 31,	Year ended September 30,
	(Unaudited)	2001	2000	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.62	$ 7.36	$ 8.98	$ 12.58
Income from Investment Operations
Net investment income (loss)E	(.05)	(.06)	(.02)	(.04)
Net realized and unrealized gain (loss)	4.43	(.69)	(1.62) H	(3.89)H
Total from investment operations	4.38	(.75)	(1.64)	(3.93)
Redemption fees added to paid in capitalE	-	.01	.02 H	.33H
Net asset value, end of period	$ 11.00	$ 6.62	$ 7.36	$ 8.98
Total Return B,C,D	66.16%	(10.05)%	(18.04)%	(28.62)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.55% A	4.41%	2.91% A	3.01% A
Expenses net of voluntary waivers, if any	2.85% A	2.85%	2.85% A	2.85% A
Expenses net of all reductions	2.84% A	2.83%	2.85% A	2.82% A
Net investment income (loss)	(.96)% A	(.79)%	(2.46)% A	(1.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,386	$ 127	$ 82	$ 90
Portfolio turnover rate	48% A	36%	121% A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of contingent deferred sales charges. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per-share amounts have been reclassified to permit comparison with current year presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Year ended October 31,	One month ended October 31,	Year ended September 30,
	(Unaudited)	2001	2000	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.72	$ 7.39	$ 8.99	$ 12.58
Income from Investment Operations
Net investment income (loss) D	-	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	4.50	(.69)	(1.63) G	(3.67) G
Total from investment operations	4.50	(.68)	(1.64)	(3.68)
Redemption fees added to paid in capitalD	-	.01	.04 G	.09 G
Net asset value, end of period	$ 11.22	$ 6.72	$ 7.39	$ 8.99
Total Return B,C	66.96%	(9.07)%	(17.80)%	(28.54)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.35% A	3.08%	1.77%A	2.54% A
Expenses net of voluntary waivers, if any	1.85% A	1.85%	1.77%A	1.85% A
Expenses net of all reductions	1.84% A	1.83%	1.77%A	1.84% A
Net investment income (loss)	.04% A	.21%	(1.38)%A	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 574	$ 53	$ 59	$ 71
Portfolio turnover rate	48% A	36%	121%A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Per-share amounts have been reclassified to permit comparison with current year presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Korea Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

The fund invests in new securities offered by some foreign companies by making applications in the public offering. Either all, or a portion, of the issue price is paid at the time of the application and recorded as application money for new issues. Upon allotment, this amount, plus the remaining amount of issue price, is recorded as cost of investments.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .55% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .83% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 19,233	$ 5,955
Class T	.25%	.25%	3,544	108
Class B	.75%	.25%	3,052	2,366
Class C	.75%	.25%	4,913	2,472
			$ 30,742	$ 10,901

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 11,266	$ 4,958
Class T	3,066	639
Class B	365	365*
Class C	1,112	1,112*
	$ 15,809	$ 7,074

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 21,308	.28*
Class T	4,164	.58*
Class B	1,596	.52*
Class C	2,358	.47*
Institutional Class	377	.26*
	$ 29,803

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,713 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.10%	$ 40,452
Class T	2.35%	5,916
Class B	2.85%	2,333
Class C	2.85%	3,527
Institutional Class	1.85%	739
		$ 52,967

Certain security trades were directed to brokers who paid $238 of the fund's expenses.

7. Other Information.

At the end of the period, FMR or its affiliates was the owner of record of 15% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2002	2001	2002	2001
Class A Shares sold	299,231	586,238	$ 3,061,399	$ 4,362,176
Shares redeemed	(522,984)	(1,444,190)	(5,145,033)	(10,818,280)
Net increase (decrease)	(223,753)	(857,952)	$ (2,083,634)	$ (6,456,104)
Class T Shares sold	286,153	331,181	$ 2,693,831	$ 2,369,681
Shares redeemed	(101,144)	(343,960)	(972,324)	(2,446,860)
Net increase (decrease)	185,009	(12,779)	$ 1,721,507	$ (77,179)
Class B Shares sold	107,687	87,304	$ 1,105,406	$ 635,903
Shares redeemed	(32,315)	(56,049)	(313,591)	(401,198)
Net increase (decrease)	75,372	31,255	$ 791,815	$ 234,705
Class C Shares sold	230,640	12,876	$ 2,287,249	$ 98,253
Shares redeemed	(32,885)	(4,857)	(321,241)	(35,250)
Net increase (decrease)	197,755	8,019	$ 1,966,008	$ 63,003
Institutional Class Shares sold	140,925	17,942	$ 1,423,696	$ 137,067
Shares redeemed	(97,734)	(17,942)	(1,009,737)	(130,485)
Net increase (decrease)	43,191	-	$ 413,959	$ 6,582

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AKOR-SANN-0602 156939
1.757237.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Korea
Fund - Institutional Class

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Korea Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 2000. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns between October 31, 1994 and June 30, 2000 are those of Fidelity Advisor Korea Fund, Inc., (the Closed-End Fund). On June 30, 2000, the Closed-End Fund reorganized as an open-end fund through a transfer of all of its assets and liabilities to Fidelity® Advisor Korea Fund (the fund). Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End fund. If the effect of Institutional Class expenses was reflected, returns may be lower than shown because Institutional Class shares of the fund may have higher total expenses than the Closed-End Fund. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - Inst CL	66.96%	52.65%	35.67%	-15.58%
KOSPI	59.34%	50.95%	-15.24%	-50.25%
Pacific Region ex Japan Funds Average	36.00%	13.42%	-21.15%	n/a*

Cumulative total returns show Institutional Class performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Korea Composite Stock Price Index (KOSPI) - a market capitalization-weighted index of all common stocks listed on the Korean Stock Exchange. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 71 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Korea - Inst CL	52.65%	6.29%	-2.23%
KOSPI	50.95%	-3.25%	-8.89%
Pacific Region ex Japan Funds Average	13.42%	-5.34%	n/a*

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares' had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Korea Fund - Institutional Class on October 31, 1994, when the Closed-End Fund started. As the chart shows, by April 30, 2002, the value of the investment would have been $8,442 - a 15.58% decrease on the initial investment. For comparison, look at how the Korea Composite Stock Price Index did over the same period. With dividends reinvested, the same $10,000 would have been $4,975 - a 50.25% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

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Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
Note to shareholders: Agus Tandiono became Portfolio Manager of Fidelity Advisor Korea Fund on March 1, 2002.

Q. How did the fund perform, Agus?

A. Extremely well. For the six months ending April 30, 2002, the fund's Institutional Class shares returned 66.96%. During the same period, the Korea Composite Stock Price Index (KOSPI) returned 59.34%. For the 12 months ending April 30, 2002, the fund's Institutional Class shares returned 52.65%, compared with 50.95% for the KOSPI.

Q. What factors drove the fund's outstanding absolute and relative performance during the six-month period?

A. The fund's relative performance was aided by our overweightings in Samsung Electronics and some other stocks that had exceptionally strong runs. We owned both exporters and stocks leveraged to the domestic economy that did well. A cyclical recovery led by Samsung Electronics, the most heavily weighted stock in the index, was responsible for the outsized absolute returns. Foreign buyers flooded into the market, as lower interest rates in the U.S. and Europe led many investors to anticipate stronger demand for South Korean exports. Falling rates also were a factor in speeding up the domestic economy's growth, which was expected to reach 5% to 6% for all of 2002. The combination of vibrant domestic growth and improving prospects for exports triggered aggressive buying of Korean stocks. Consolidation in some important industries, such as cellular phone service and banking, was another factor driving share prices higher, as the remaining players were expected to benefit from cost synergies and greater market share. In South Korea, shareholder-owned banks compete with banks owned by the government, and the trend has been for the former to take market share from government-owned institutions. Industry consolidation among shareholder-owned banks was expected to accelerate this trend.

Q. What significant changes did you make since taking over the fund in March?

A. I increased our exposure to financials and the auto sector, while reducing more defensive plays in utilities and steel. Along with the trend toward greater industry consolidation, I expected banks to deliver stronger earnings and loan growth, as well as lower provisioning, or write-downs, for bad loans. In addition, I added to positions in securities brokerages, which I expected to benefit from higher trading volume in the broader South Korean equity market. I was attracted to the auto sector by the likelihood of stronger export demand from the U.S. and Europe amid forecasts for accelerating growth in those economies and a weakening of the South Korean currency, which facilitated foreign purchases of domestic products and services.

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Fund Talk: The Manager's Overview - continued

Q. The fund held approximately 21% of its assets in Samsung Electronics at the end of the period. Why such a huge position in one stock?

A. The position wasn't as large as it might seem - at least, compared with the benchmark. Samsung Electronics was already a substantial part of the index as the period began, and price appreciation brought it up to roughly 18% of the index at the end of the period. So 21% was definitely an overweighting, but not a disproportionate one if you consider the stock's weighting in the KOSPI. As for my reasons, all three of the company's primary businesses - DRAM (dynamic random access memory), cellular handsets and flat screen monitors - did well during the period. DRAM prices improved dramatically, while demand for the company's cellular handsets, which offer sophisticated data processing and color capabilities, remained strong. Moreover, consumers preferred flat screen monitors over conventional ones for their smaller footprint and lower radiation emissions. This combination of factors led to Samsung Electronics being the fund's top performer as well as its largest holding.

Q. Which other stocks were particularly helpful to the fund's performance?

A. Kookmin Bank also was a positive contributor. Near the end of 2001, the company merged with Housing & Commercial Bank to form one of the largest banks in Asia, with the new company retaining the Kookmin name. Solid loan growth also helped this stock's performance. Hyundai Motor was another strong stock, as the company took market share away from its competitors and introduced new models that consumers liked. Shinsegae, owner of both luxury department stores and discount outlets, benefited from an upturn in domestic consumption after many smaller competitors went out of business during the recent downturn.

Q. Which holdings detracted from performance?

A. The fund had no substantial detractors, but LG Electronics had a modestly negative impact on performance. The maker of household electronics was hurt by its extensive investments in dot-com and telecommunications companies that went bust or did poorly during the period. Recently, the company announced a restructuring plan that would break it into two separate entities. Cellular provider KT Freetel struggled under the weight of a soft market for telecom products and services. Finally, the poor performance of steel manufacturer POSCO reflected weaker demand and lower steel prices during the period.

Q. What's your outlook, Agus?

A. In the short term, we could see the South Korean market take a breather, especially in view of the outperformance of the benchmark's most dominant component, Samsung Electronics. Over the longer term, if lower interest rates stimulate a recovery in the U.S., demand for South Korean exports would likely continue to improve. Additionally, there is a presidential election scheduled for later this year, and historically there has been a tendency for newly elected officials to implement pro-business reforms. I will attempt to add value by selecting companies with compelling business plans; strong balance sheets and cash flows; progressive, shareholder-friendly managements; and dominant or rapidly improving market positions.

Semiannual Report

Note to shareholders: Fidelity Advisor Korea Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Korean market. As of April 30, 2002, the fund did not have more than 25% of its total assets invested in any one industry.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term capital appreciation by normally investing at least 80% of assets in securities of Korean issuers and other investments that are tied economically to Korea

Start date: October 31, 1994 (Closed-End Fund)

Size: as of April 30, 2002, more than $23 million

Manager: Agus Tandiono, since March 2002; joined Fidelity in 1995

3

Agus Tandiono on the evolution of corporate governance in South Korea:

"Foreign ownership of South Korean stocks recently hit an all-time high at approximately 42%. This has had a beneficial effect on corporate governance - that is, who controls a company and for what purposes. In the past, many large Korean companies were controlled by families who often sacrificed minority shareholders' well-being for their own gains. This resulted in lower valuations for Korean firms compared with their global peers, as investors sought to compensate for the higher risk of the nation's investments.

"That situation is now changing. Foreign investors are more demanding about the quantity and quality of information they receive from top management. As a result, more companies now have investor relations personnel to facilitate the dissemination of important financial data. Information is also flowing in the other direction - management is listening to investors' requests. Thus, we're seeing more effective capital management through methods such as selling non-core assets, share buybacks and dividend increases. There are still plenty of exceptions, but the trend is a healthy one that should benefit investors, companies and ultimately the entire South Korean economy."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	21.0	21.4
SK Telecom Co. Ltd.	7.6	15.2
KT Corp.	7.4	10.5
Kookmin Bank	7.0	4.9
Samsung Electro-Mechanics Co. Ltd.	4.7	3.0
Shinhan Financial Group Co. Ltd.	4.5	4.7
Hyundai Motor Co. Ltd.	3.6	3.2
Korea Electric Power Corp.	2.8	5.7
Samsung Fire & Marine Insurance Co. Ltd.	2.5	1.5
POSCO	2.5	4.9
	63.6
Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.2	27.8
Financials	20.4	17.7
Telecommunication Services	15.7	25.7
Consumer Discretionary	14.7	9.5
Materials	5.8	8.1
Industrials	4.5	1.6
Utilities	2.8	5.7
Energy	2.2	2.0
Consumer Staples	0.8	1.9
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks 95.1%	Stocks 100.0%
Short-Term Investments and Net Other Assets 4.9%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.9%
Hyundai Mobis	18,900	$ 464,802
Automobiles - 5.8%
Hyundai Motor Co. Ltd.	23,250	865,787
Kia Motors Corp. (a)	50,000	517,843
		1,383,630
Household Durables - 2.5%
LG Electronics Investment Co.	1,500	66,214
LG Electronics, Inc. (a)	13,500	534,135
		600,349
Media - 1.2%
Cheil Communications, Inc.	1,400	190,070
LG Ad, Inc.	7,630	95,597
		285,667
Multiline Retail - 2.2%
Shinsegae Co. Ltd.	3,150	524,185
Textiles, Apparel & Lux. Goods - 1.1%
Cheil Industries, Inc.	23,250	275,970
TOTAL CONSUMER DISCRETIONARY		3,534,603
CONSUMER STAPLES - 0.8%
Beverages - 0.5%
Lotte Chilsung Beverage Co. Ltd.	223	127,157
Food Products - 0.3%
Lotte Confectionery Co. Ltd.	140	70,597
TOTAL CONSUMER STAPLES		197,754
ENERGY - 2.2%
Oil & Gas - 2.2%
S-Oil Corp.	11,160	220,343
SK Corp.	20,000	299,457
		519,800
FINANCIALS - 20.4%
Banks - 13.1%
Hana Bank	30,000	393,328
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Kookmin Bank	36,478	$ 1,666,838
Shinhan Financial Group Co. Ltd.	80,000	1,086,113
		3,146,279
Diversified Financials - 4.8%
Daishin Securities Co. Ltd.	10,900	197,451
Good Morning Securities Co. Ltd. (a)	60,000	286,268
KTB network Co. Ltd.	90,000	333,049
Samsung Securities Co. Ltd. (a)	9,750	329,034
		1,145,802
Insurance - 2.5%
Samsung Fire & Marine Insurance Co. Ltd.	9,000	610,939
TOTAL FINANCIALS		4,903,020
INDUSTRIALS - 4.5%
Airlines - 1.0%
Korean Air (a)	15,000	233,902
Construction & Engineering - 0.7%
Daelim Industrial Co.	13,210	160,898
Machinery - 1.6%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	57,100	394,251
Marine - 1.2%
Hanjin Shipping Co. Ltd.	50,800	285,725
TOTAL INDUSTRIALS		1,074,776
INFORMATION TECHNOLOGY - 28.2%
Electronic Equipment & Instruments - 7.2%
Dae Duck Electronics Co. Ltd.	28,740	332,216
Samsung Electro-Mechanics Co. Ltd.	19,070	1,127,334
Samsung SDI Co. Ltd.	3,000	261,831
		1,721,381
Semiconductor Equipment & Products - 21.0%
Samsung Electronics Co. Ltd.	17,000	5,038,013
TOTAL INFORMATION TECHNOLOGY		6,759,394
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 5.8%
Chemicals - 2.6%
Honam Petrochemical Corp.	18,600	$ 265,508
LG Chemical Ltd.	12,000	364,003
		629,511
Metals & Mining - 2.5%
POSCO	6,000	598,138
Paper & Forest Products - 0.7%
Hansol Paper Co. Ltd.	30,200	155,803
TOTAL MATERIALS		1,383,452
TELECOMMUNICATION SERVICES - 15.7%
Diversified Telecommunication Services - 7.4%
KT Corp. (a)	39,000	1,760,899
Wireless Telecommunication Services - 8.3%
KT Freetel Co. Ltd.	6,000	179,674
SK Telecom Co. Ltd.	9,300	1,814,546
		1,994,220
TOTAL TELECOMMUNICATION SERVICES		3,755,119
UTILITIES - 2.8%
Electric Utilities - 2.8%
Korea Electric Power Corp.	35,000	665,244
TOTAL COMMON STOCKS (Cost $10,531,216)		22,793,162
Nonconvertible Bonds - 0.0%
Moody's Ratings (unaudited)			Principal Amount
FINANCIALS - 0.0%
Banks - 0.0%
Shinhan Bank 0% 12/2/48 (Cost $3,760)	-	KRW	64,930,000	86
Money Market Funds - 4.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.85% (b) (Cost $997,558)	997,558	$ 997,558
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $11,532,534)		23,790,806
NET OTHER ASSETS - 0.7%		172,098
NET ASSETS - 100%		$ 23,962,904
Currency Abbreviations
KRW	-	Korean won
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,859,908 and $4,261,958, respectively.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $11,530,383. Net unrealized appreciation aggregated $12,260,423, of which $12,675,316 related to appreciated investment securities and $414,893 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $21,399,000 of which $7,770,000, $12,115,000 and $1,514,000 will expire on October 31, 2005, 2006 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $11,532,534) - See accompanying schedule		$ 23,790,806
Receivable for fund shares sold		386,720
Dividends receivable		2,494
Interest receivable		1,298
Total assets		24,181,318
Liabilities
Payable to custodian bank	$ 41,418
Payable for investments purchased	101,654
Payable for fund shares redeemed	15,593
Accrued management fee	2,769
Distribution fees payable	7,379
Other payables and accrued expenses	49,601
Total liabilities		218,414
Net Assets		$ 23,962,904
Net Assets consist of:
Paid in capital		$ 31,133,233
Accumulated net investment (loss)		(26,815)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,401,860)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,258,346
Net Assets		$ 23,962,904

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,082,227 ÷ 1,530,233 shares)	$ 11.16
Maximum offering price per share (100/94.25 of $11.16)	$ 11.84
Class T: Net Asset Value and redemption price per share ($2,624,029 ÷ 236,429 shares)	$ 11.10
Maximum offering price per share (100/96.50 of $11.10)	$ 11.50
Class B: Net Asset Value and offering price per share ($1,296,648 ÷ 117,924 shares) A	$ 11.00
Class C: Net Asset Value and offering price per share ($2,386,353 ÷ 216,914 shares) A	$ 11.00
Institutional Class: Net Asset Value, offering price and redemption price per share ($573,647 ÷ 51,141 shares)	$ 11.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 205,560
Interest		5,238
		210,798
Less foreign taxes withheld		(34,142)
Total income		176,656
Expenses
Management fee	$ 77,456
Transfer agent fees	29,803
Distribution fees	30,742
Accounting fees and expenses	30,835
Non-interested trustees' compensation	28
Custodian fees and expenses	13,161
Registration fees	37,912
Audit	34,844
Legal	701
Miscellaneous	1,194
Total expenses before reductions	256,676
Expense reductions	(53,205)	203,471
Net investment income (loss)		(26,815)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,095,758
Foreign currency transactions	(15,411)
Total net realized gain (loss)		2,080,347
Change in net unrealized appreciation (depreciation) on: Investment securities	6,547,528
Assets and liabilities in foreign currencies	74
Total change in net unrealized appreciation (depreciation)		6,547,602
Net gain (loss)		8,627,949
Net increase (decrease) in net assets resulting from operations		$ 8,601,134

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (26,815)	$ (9,866)
Net realized gain (loss)	2,080,347	(855,304)
Change in net unrealized appreciation (depreciation)	6,547,602	(361,191)
Net increase (decrease) in net assets resulting from operations	8,601,134	(1,226,361)
Share transactions - net increase (decrease)	2,809,655	(6,228,993)
Redemption fees	-	31,777
Total increase (decrease) in net assets	11,410,789	(7,423,577)
Net Assets
Beginning of period	12,552,115	19,975,692
End of period (including accumulated net investment loss of $26,815 and $0, respectively)	$ 23,962,904	$ 12,552,115

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2002	Year ended October 31,	One month ended October 31,	Years ended September 30,
	(Unaudited)	2001	2000	2000 H	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 6.70	$ 7.38	$ 8.99	$ 10.78	$ 3.67	$ 7.26	$ 10.71
Income from Investment Operations
Net investment income (loss) F	(.01)	-	(.01)	(.09)	(.04)	(.05)	(.06)
Net realized and unrealized gain (loss)	4.47	(.69)	(1.62)	(1.97)	7.15	(3.54)	(3.14)
Total from investment operations	4.46	(.69)	(1.63)	(2.06)	7.11	(3.59)	(3.20)
Dilution resulting from common stock issued through rights offering	-	-	-	-	-	-	(.19)
Offering expense	-	-	-	-	-	-	(.06)
Redemption fees added to paid in capitalF	-	.01	.02	.27	-	-	-
Net asset value, end of period	$ 11.16	$ 6.70	$ 7.38	$ 8.99	$ 10.78 J	$ 3.67	$ 7.26
Total Return B,C,D	66.57%	(9.21)%	(17.91)%	(16.60)%	193.73%	(49.45)%	(28.08)% E
Ratios to Average Net Assets G
Expenses before expense reductions	2.62% A	3.31%	2.31% A	1.97%	1.75%	2.32%	1.88%
Expenses net of voluntary waivers, if any	2.10% A	2.10%	2.10% A	1.91%	1.75%	2.32%	1.88%
Expenses net of all reductions	2.09% A	2.08%	2.10% A	1.89%	1.61% I	2.30%	1.88%
Net investment income (loss)	(.21)% A	(.04)%	(1.71)% A	(.73)%	(.42)%	(1.22)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,082	$ 11,747	$ 19,279	$ 25,017	$ 60,601	$ 22,915	$ 45,312
Portfolio turnover rate	48% A	36%	121% A	39%	58%	65%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total return does not include the effect of sales charges. E Total return does not include the effect of dilution. F Calculated based on average shares outstanding during the period. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Prior to July 3, 2000 the fund operated as a closed-end investment company. Shares of the fund existing at the time of its conversion to an open-ended management company were exchanged for Class A shares. I Includes reimbursement of $.01 per share from the custodian for an adjustment to prior period's fees. J The fund incurred expenses of $.01 per share in connection with its repurchase offer which were offset by redemption fees collected as part of the repurchase offer.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Year ended October 31,	One month ended October 31,	Year ended September 30,
	(Unaudited)	2001	2000	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 7.37	$ 8.99	$ 12.58
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.01)	(.03)
Net realized and unrealized gain (loss)	4.45	(.69)	(1.62) H	(3.87)H
Total from investment operations	4.43	(.71)	(1.63)	(3.90)
Redemption fees added to paid in capitalE	-	.01	.01 H	.31H
Net asset value, end of period	$ 11.10	$ 6.67	$ 7.37	$ 8.99
Total Return B,C,D	66.42%	(9.50)%	(18.02)%	(28.54)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.17% A	4.22%	2.50%A	2.55% A
Expenses net of voluntary waivers, if any	2.35% A	2.35%	2.35%A	2.35% A
Expenses net of all reductions	2.34% A	2.33%	2.35%A	2.32% A
Net investment income (loss)	(.46)% A	(.29)%	(1.96)%A	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,624	$ 343	$ 473	$ 108
Portfolio turnover rate	48% A	36%	121%A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of sales charges. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per-share amounts have been reclassified to permit comparison with current year presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Year ended October 31,	One month ended October 31,	Year ended September 30,
	(Unaudited)	2001	2000	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.62	$ 7.36	$ 8.98	$ 12.58
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.02)	(.04)
Net realized and unrealized gain (loss)	4.43	(.69)	(1.62) H	(3.89)H
Total from investment operations	4.38	(.74)	(1.64)	(3.93)
Redemption fees added to paid in capitalE	-	-	.02 H	.33H
Net asset value, end of period	$ 11.00	$ 6.62	$ 7.36	$ 8.98
Total Return B,C, D	66.16%	(10.05)%	(18.04)%	(28.62)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.60% A	4.66%	2.96%A	3.03% A
Expenses net of voluntary waivers, if any	2.85% A	2.85%	2.85%A	2.85% A
Expenses net of all reductions	2.84% A	2.83%	2.85%A	2.83% A
Net investment income (loss)	(.96)% A	(.79)%	(2.45)%A	(1.67)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,297	$ 282	$ 83	$ 80
Portfolio turnover rate	48% A	36%	121%A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of contingent deferred sales charges. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per-share amounts have been reclassified to permit comparison with current year presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Year ended October 31,	One month ended October 31,	Year ended September 30,
	(Unaudited)	2001	2000	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.62	$ 7.36	$ 8.98	$ 12.58
Income from Investment Operations
Net investment income (loss)E	(.05)	(.06)	(.02)	(.04)
Net realized and unrealized gain (loss)	4.43	(.69)	(1.62) H	(3.89)H
Total from investment operations	4.38	(.75)	(1.64)	(3.93)
Redemption fees added to paid in capitalE	-	.01	.02 H	.33H
Net asset value, end of period	$ 11.00	$ 6.62	$ 7.36	$ 8.98
Total Return B,C,D	66.16%	(10.05)%	(18.04)%	(28.62)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.55% A	4.41%	2.91% A	3.01% A
Expenses net of voluntary waivers, if any	2.85% A	2.85%	2.85% A	2.85% A
Expenses net of all reductions	2.84% A	2.83%	2.85% A	2.82% A
Net investment income (loss)	(.96)% A	(.79)%	(2.46)% A	(1.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,386	$ 127	$ 82	$ 90
Portfolio turnover rate	48% A	36%	121% A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of contingent deferred sales charges. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per-share amounts have been reclassified to permit comparison with current year presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Year ended October 31,	One month ended October 31,	Year ended September 30,
	(Unaudited)	2001	2000	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.72	$ 7.39	$ 8.99	$ 12.58
Income from Investment Operations
Net investment income (loss) D	-	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	4.50	(.69)	(1.63) G	(3.67) G
Total from investment operations	4.50	(.68)	(1.64)	(3.68)
Redemption fees added to paid in capitalD	-	.01	.04 G	.09 G
Net asset value, end of period	$ 11.22	$ 6.72	$ 7.39	$ 8.99
Total Return B,C	66.96%	(9.07)%	(17.80)%	(28.54)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.35% A	3.08%	1.77%A	2.54% A
Expenses net of voluntary waivers, if any	1.85% A	1.85%	1.77%A	1.85% A
Expenses net of all reductions	1.84% A	1.83%	1.77%A	1.84% A
Net investment income (loss)	.04% A	.21%	(1.38)%A	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 574	$ 53	$ 59	$ 71
Portfolio turnover rate	48% A	36%	121%A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Per-share amounts have been reclassified to permit comparison with current year presentation.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Korea Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

The fund invests in new securities offered by some foreign companies by making applications in the public offering. Either all, or a portion, of the issue price is paid at the time of the application and recorded as application money for new issues. Upon allotment, this amount, plus the remaining amount of issue price, is recorded as cost of investments.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .55% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .83% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 19,233	$ 5,955
Class T	.25%	.25%	3,544	108
Class B	.75%	.25%	3,052	2,366
Class C	.75%	.25%	4,913	2,472
			$ 30,742	$ 10,901

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 11,266	$ 4,958
Class T	3,066	639
Class B	365	365*
Class C	1,112	1,112*
	$ 15,809	$ 7,074

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 21,308	.28*
Class T	4,164	.58*
Class B	1,596	.52*
Class C	2,358	.47*
Institutional Class	377	.26*
	$ 29,803

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,713 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.10%	$ 40,452
Class T	2.35%	5,916
Class B	2.85%	2,333
Class C	2.85%	3,527
Institutional Class	1.85%	739
		$ 52,967

Certain security trades were directed to brokers who paid $238 of the fund's expenses.

7. Other Information.

At the end of the period, FMR or its affiliates was the owner of record of 15% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2002	2001	2002	2001
Class A Shares sold	299,231	586,238	$ 3,061,399	$ 4,362,176
Shares redeemed	(522,984)	(1,444,190)	(5,145,033)	(10,818,280)
Net increase (decrease)	(223,753)	(857,952)	$ (2,083,634)	$ (6,456,104)
Class T Shares sold	286,153	331,181	$ 2,693,831	$ 2,369,681
Shares redeemed	(101,144)	(343,960)	(972,324)	(2,446,860)
Net increase (decrease)	185,009	(12,779)	$ 1,721,507	$ (77,179)
Class B Shares sold	107,687	87,304	$ 1,105,406	$ 635,903
Shares redeemed	(32,315)	(56,049)	(313,591)	(401,198)
Net increase (decrease)	75,372	31,255	$ 791,815	$ 234,705
Class C Shares sold	230,640	12,876	$ 2,287,249	$ 98,253
Shares redeemed	(32,885)	(4,857)	(321,241)	(35,250)
Net increase (decrease)	197,755	8,019	$ 1,966,008	$ 63,003
Institutional Class Shares sold	140,925	17,942	$ 1,423,696	$ 137,067
Shares redeemed	(97,734)	(17,942)	(1,009,737)	(130,485)
Net increase (decrease)	43,191	-	$ 413,959	$ 6,582

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Manhattan Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AKORI-SANN-0602 156940
1.757238.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Overseas

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Overseas Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. Prior to December 1, 1992, Fidelity® Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Overseas - CL A	7.44%	-15.38%	12.75%	88.01%
Fidelity Adv Overseas - CL A (incl. 5.75% sales charge)	1.26%	-20.25%	6.27%	77.20%
MSCI® EAFE®	5.60%	-13.70%	8.00%	78.75%
International Funds Average	7.10%	-12.91%	12.19%	88.60%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East Index (MSCI® EAFE®) - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how Class A's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 834 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Overseas - CL A	-15.38%	2.43%	6.52%
Fidelity Adv Overseas - CL A (incl. 5.75% sales charge)	-20.25%	1.22%	5.89%
MSCI EAFE	-13.70%	1.55%	5.98%
International Funds Average	-12.91%	2.02%	6.31%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Overseas Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class A on April 30, 1992, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have grown to $17,720 - a 77.20% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $17,875 - a 78.75% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Overseas Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Overseas - CL T	7.32%	-15.60%	11.82%	86.63%
Fidelity Adv Overseas - CL T (incl. 3.50% sales charge)	3.57%	-18.55%	7.91%	80.09%
MSCI EAFE	5.60%	-13.70%	8.00%	78.75%
International Funds Average	7.10%	-12.91%	12.19%	88.60%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how Class T's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 834 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Overseas - CL T	-15.60%	2.26%	6.44%
Fidelity Adv Overseas - CL T (incl. 3.50% sales charge)	-18.55%	1.53%	6.06%
MSCI EAFE	-13.70%	1.55%	5.98%
International Funds Average	-12.91%	2.02%	6.31%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Overseas Fund - Class T
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class T on April 30, 1992, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have grown to $18,009 - an 80.09% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $17,875 - a 78.75% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Overseas Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five year, and past 10 year total return figures are 5%, 5%, 2%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Overseas - CL B	7.05%	-16.08%	8.54%	79.14%
Fidelity Adv Overseas - CL B (incl. contingent deferred sales charge)	2.05%	-20.27%	6.82%	79.14%
MSCI EAFE	5.60%	-13.70%	8.00%	78.75%
International Funds Average	7.10%	-12.91%	12.19%	88.60%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how Class B's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 834 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Overseas - CL B	-16.08%	1.65%	6.00%
Fidelity Adv Overseas - CL B (incl. contingent deferred sales charge)	-20.27%	1.33%	6.00%
MSCI EAFE	-13.70%	1.55%	5.98%
International Funds Average	-12.91%	2.02%	6.31%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Overseas Fund - Class B
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class B on April 30, 1992. As the chart shows, by April 30, 2002, the value of the investment would have grown to $17,914 - a 79.14% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $17,875 - a 78.75% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Overseas Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between July 3, 1995 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five year, and past 10 year total return figures are 1%, 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Overseas - CL C	6.93%	-16.02%	8.66%	79.34%
Fidelity Adv Overseas - CL C (incl. contingent deferred sales charge)	5.93%	-16.86%	8.66%	79.34%
MSCI EAFE	5.60%	-13.70%	8.00%	78.75%
International Funds Average	7.10%	-12.91%	12.19%	88.60%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how Class C's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 786 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Overseas - CL C	-16.02%	1.67%	6.01%
Fidelity Adv Overseas - CL C (incl. contingent deferred sales charge)	-16.86%	1.67%	6.01%
MSCI EAFE	-13.70%	1.55%	5.98%
International Funds Average	-12.91%	2.02%	6.31%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Overseas Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class C on April 30, 1992. As the chart shows, by April 30, 2002 the value of the investment would have grown to $17,934 - a 79.34% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $17,875 - a 78.75% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For the six-month period ending April 30, 2002, investing internationally became a much more attractive opportunity than it had been in the past few years. In fact, most stock markets around the world outperformed U.S. domestic equity benchmarks - an important point for investors seeking a diversified portfolio. Much of the rebound in international equity markets was due to the stabilization and incremental improvement of global economies. Emerging markets in Asia and Latin America were among the top performers. The Morgan Stanley Capital InternationalSM (MSCI®) All Country Asia Free ex Japan Index - an index of more than 450 stocks traded in 11 emerging Asian markets, excluding Japan - jumped 38.68% during the past six months. Meanwhile, the MSCI Emerging Markets Free-Latin America Index, which measures the performance of nearly 125 stocks traded in seven Latin American markets, was up 25.69%. Looking more broadly, the MSCI Europe, Australasia, Far East (EAFE®) Index - designed to represent the performance of stock markets outside the U.S. and Canada - gained a respectable 5.60%. Even Japan improved. While the nation's primary equity benchmark - the Tokyo Stock Exchange Index, or TOPIX - posted a slight decline of 2.13% for the overall six-month time frame, it leaped 16.60% in the final three months of the period.

(Portfolio Manager photograph)
An interview with Rick Mace, Portfolio Manager of Fidelity Advisor Overseas Fund

Q. How did the fund perform, Rick?

A. For the six-month period that ended April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 7.44%, 7.32%, 7.05% and 6.93%, respectively. During the same period, the Morgan Stanley Capital International (MSCI) EAFE Index, a broad measure of stock performance in Europe, Australasia and the Far East, returned 5.60%, while the Lipper Inc. international funds average returned 7.10%. For the 12-month period ending April 30, 2002, the fund's Class A, Class T, Class B and Class C shares declined 15.38%, 15.60%, 16.08% and 16.02%, respectively, while the MSCI EAFE index and peer group average fell 13.70% and 12.91%, respectively.

Q. Why did the fund outperform its index and perform in line with its Lipper peer group during the six-month period?

A. The major factor was my decision to overweight cyclically oriented technology stocks that were leveraged to an economic recovery. My emphasis on Japanese export-dependent electronic component makers, such as Rohm and Murata, paid off handsomely. These companies were viewed as potential beneficiaries of what many investors anticipated as a forthcoming economic rebound in the U.S. - Japan's biggest market. Asian semiconductor companies that depend heavily on U.S. sales, such as South Korea's Samsung Electronics, Taiwan Semiconductor and Japan's Tokyo Electron, also significantly enhanced our relative return, as did U.S.-based semiconductor maker Micron Technology. Elsewhere, overweighting Japanese financials with large brokerage and underwriting operations, such as Daiwa Securities and Nomura Holdings, was helpful as these companies also benefited from an improving global economic outlook.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Those strategies help explain why the fund's weighting in Japan increased from six months ago . . .

A. That's true. I bolstered some of our Japanese semiconductor positions as my conviction about the industry's cyclical rebound grew stronger, but much of the increase was due to price appreciation. Japanese stock prices also moved higher for another reason. March 31 is the fiscal-year end for many Japanese companies. A few weeks prior to this date, the government enacted a new law that put short-selling restrictions on equity trading. The short-selling limits caused some upward pricing pressure, and Japanese stocks rallied during the weeks leading up to March 31.

Q. What other strategies did you pursue?

A. I trimmed or eliminated some technology holdings in the U.S., Taiwan and South Korea, as well as some U.S. metal producers, such as Alcoa and Phelps Dodge, earlier this year to lock in profits. I also reduced our sizable overweighting of AstraZeneca - a company that has a promising cholesterol-lowering drug called Crestor currently pending regulatory approval - to a neutral positioning versus the index. I cut our AstraZeneca positioning in April after favorable rulings by the U.S. Food and Drug Administration (FDA) for Crestor's competitors were seen as compromising the drug's future market share potential. AstraZeneca did not significantly help or hurt the fund's performance during the past six months.

Q. What holdings hurt the fund's performance?

A. U.S.-based pharmaceutical giant Bristol-Myers Squibb, which I sold off entirely, was hurt by the FDA's refusal to accept an application for approval of a promising colorectal cancer drug co-sponsored with ImClone Systems, among other factors. Elsewhere, it wasn't helpful to have overweighted selected well-capitalized telecom companies, such as the U.K.'s Vofafone. Despite its strong market positioning and financial stability, Vodafone was hurt by the sector's overall weakening fundamentals, but I remained optimistic about the company's long-term outlook. Additionally, Irish drugmaker Elan, another big detractor, suffered after the company warned of lower profits for 2002 due to the delay of new products and concerns about its accounting practices.

Q. What's your outlook, Rick?

A. Toward the end of the period, I broadened the portfolio a bit with some additional holdings to diversify the fund's risk. I made this decision because I wasn't fully convinced the global economy would expand significantly in the near term and, if it doesn't, equity market volatility is likely to continue. If a company misses Wall Street's quarterly earnings estimate in this uncertain economic environment, its stock typically gets pummeled. Therefore, shareholders should expect that, outside of the individual largest positions that represent my strongest convictions, the fund's makeup is likely to remain a bit more diversified - unless economic conditions change for the better.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks growth of capital primarily through investments in foreign securities

Start date: April 23, 1990

Size: as of April 30, 2002, more than $1.5 billion

Manager: Rick Mace, since 1996; joined Fidelity in 1987

3

Rick Mace on the semiconductor industry:

"An excellent indicator of how the semiconductor business is doing is outsourcing company Taiwan Semiconductor Manufacturing (TSMC), a company that manufacturers turn to when they don't have the capacity to meet demand. TSMC's capacity utilization was running at about 112% at the peak of the semiconductor cycle in March 2000. Then, suddenly, the company's orders dried up and its capacity utilization plunged to roughly 40%, the result of its end users having overstocked inventory to avoid product shortfalls. The liquidation of this buildup took six to 12 months, leading to a slowdown in orders to TSMC and other outsourcers.

"Recently, our analysts learned that TSMC's own inventory was down to a two-week lead time, though it slipped shortly thereafter to four weeks - still an improvement compared to a year ago. I believe that TSMC's inventories will experience this type of volatility during the second quarter of 2002, but the company's orders may be consistently stronger during the second half of this year.

"Our studies indicate that it typically takes 18 months after the U.S. Federal Reserve Board starts cutting rates and nine months after the economy bottoms for corporate capital spending - which drives semiconductor orders and pricing - to pick up."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
TotalFinaElf SA Series B (France, Oil & Gas)	2.9	2.7
Nomura Holdings, Inc. (Japan, Diversified Financials)	2.6	1.5
Nikko Cordial Corp. (Japan, Diversified Financials)	2.5	1.5
Alcan, Inc. (Canada, Metals & Mining)	2.4	1.2
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.3	1.8
	12.7
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	19.5
Information Technology	13.5	16.2
Health Care	10.4	12.0
Energy	8.6	6.0
Consumer Discretionary	6.9	6.3
Top Five Countries as of April 30, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	27.5	20.5
United Kingdom	15.8	15.2
France	7.7	7.9
Switzerland	7.4	6.1
Netherlands	5.4	5.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks, Investment Companies and Equity Futures 86.8%	Stocks, Investment Companies and Equity Futures 82.7%
Bonds 0.0%	Bonds 1.4%
Short-Term Investments and Net Other Assets 13.2%	Short-Term Investments and Net Other Assets 15.9%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.2%
	Shares	Value (Note 1) (000s)
Australia - 1.0%
BRL Hardy Ltd.	491,699	$ 2,568
News Corp. Ltd. sponsored ADR	561,500	12,443
QBE Insurance Group Ltd.	120,800	475
TOTAL AUSTRALIA		15,486
Bermuda - 0.0%
Tsakos Energy Navigation Ltd.	40,100	610
Canada - 4.5%
Alcan, Inc.	988,200	36,476
Barrick Gold Corp.	66,600	1,344
Canadian Natural Resources Ltd.	124,200	4,117
EnCana Corp.	100,600	3,162
Placer Dome, Inc.	102,800	1,222
Suncor Energy, Inc.	247,900	8,613
Talisman Energy, Inc.	321,500	13,732
TOTAL CANADA		68,666
Denmark - 0.2%
Novo-Nordisk AS Series B	101,000	2,961
Finland - 0.7%
Nokia Corp.	641,900	10,437
France - 7.7%
Aventis SA (France)	239,814	16,943
AXA SA	534,560	11,334
BNP Paribas SA	532,090	27,784
Pernod-Ricard	61,100	5,638
Sanofi-Synthelabo SA	111,200	7,113
Technip-Coflexip SA	14,600	2,058
TotalFinaElf SA Series B	289,496	43,838
Vivendi Universal SA	88,600	2,823
TOTAL FRANCE		117,531
Germany - 3.7%
Allianz AG (Reg.)	70,100	16,500
BASF AG	212,700	9,106
Deutsche Boerse AG	100,374	4,464
Deutsche Lufthansa AG (Reg.)	296,000	4,576
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	36,800	9,111
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
SAP AG	27,100	$ 3,528
Schering AG	133,800	8,149
TOTAL GERMANY		55,434
Hong Kong - 1.6%
CNOOC Ltd.	2,885,500	3,811
Hutchison Whampoa Ltd.	1,967,700	17,282
Johnson Electric Holdings Ltd.	2,567,900	3,885
TOTAL HONG KONG		24,978
Ireland - 0.5%
Elan Corp. PLC sponsored ADR (a)	614,200	7,297
Italy - 1.2%
Telecom Italia Spa	1,295,828	10,297
Unicredito Italiano Spa	1,561,100	7,245
TOTAL ITALY		17,542
Japan - 25.0%
Advantest Corp.	159,500	11,476
Canon, Inc.	367,000	14,262
Credit Saison Co. Ltd.	422,200	9,918
Daiwa Securities Group, Inc.	5,061,000	34,682
Fujitsu Ltd.	867,500	6,883
Hoya Corp.	32,800	2,439
Ito-Yokado Co. Ltd.	356,400	17,548
JAFCO Co. Ltd.	171,600	13,682
Japan Telecom Co. Ltd.	874	2,583
Konami Corp.	54,000	1,361
Kyocera Corp.	166,900	11,346
Matsushita Electric Industrial Co. Ltd.	346,200	4,691
Mitsubishi Electric Corp.	2,510,100	11,676
Mizuho Holdings, Inc.	1,487	3,100
Murata Manufacturing Co. Ltd.	179,000	11,320
NEC Corp.	647,000	4,982
Nikko Cordial Corp.	8,484,000	38,276
Nikon Corp.	719,000	9,379
Nintendo Co. Ltd.	10,200	1,428
Nippon Telegraph & Telephone Corp.	2,518	9,996
Nissan Motor Co. Ltd.	1,636,500	12,748
Nomura Holdings, Inc.	2,842,000	39,570
Omron Corp.	572,000	8,596
ORIX Corp.	258,900	21,447
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Ricoh Co. Ltd.	144,000	$ 2,683
Rohm Co. Ltd.	99,100	14,762
Sony Corp.	244,400	13,246
Sumitomo Electric Industries Ltd.	504,000	3,587
Takeda Chemical Industries Ltd.	377,900	16,520
Tokyo Electron Ltd.	165,300	11,881
Toshiba Corp.	1,994,000	9,291
Toyota Motor Corp.	136,200	3,734
TOTAL JAPAN		379,093
Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	33,400	9,898
Mexico - 1.1%
Grupo Televisa SA de CV sponsored ADR (a)	189,700	8,574
Telefonos de Mexico SA de CV sponsored ADR	216,100	8,177
TOTAL MEXICO		16,751
Netherlands - 5.4%
Akzo Nobel NV	238,400	10,240
ASML Holding NV (a)	486,100	11,028
ING Groep NV (Certificaten Van Aandelen)	660,146	17,414
Koninklijke Philips Electronics NV	288,500	8,901
Royal Dutch Petroleum Co. (Hague Registry)	146,600	7,661
STMicroelectronics NV (NY Shares)	81,600	2,512
Unilever NV (Certificaten Van Aandelen)	288,000	18,539
VNU NV	163,100	4,919
TOTAL NETHERLANDS		81,214
Norway - 0.5%
Norsk Hydro AS	80,200	3,944
Statoil ASA	461,800	3,926
TOTAL NORWAY		7,870
Singapore - 0.8%
Chartered Semiconductor Manufacturing Ltd. ADR (a)	370,100	9,493
United Overseas Bank Ltd.	326,261	2,587
TOTAL SINGAPORE		12,080
Common Stocks - continued
	Shares	Value (Note 1) (000s)
South Africa - 0.1%
Gold Fields Ltd. sponsored ADR	75,500	$ 914
Harmony Gold Mining Co. Ltd.	61,800	792
TOTAL SOUTH AFRICA		1,706
Spain - 1.9%
Altadis SA	216,800	4,575
Banco Popular Espanol SA (Reg.)	151,500	6,207
Banco Santander Central Hispano SA	1,124,960	10,412
Telefonica SA	711,654	7,612
TOTAL SPAIN		28,806
Switzerland - 7.4%
Credit Suisse Group (Reg.)	551,302	19,682
Nestle SA (Reg.)	86,702	20,528
Novartis AG (Reg.)	613,430	25,768
Roche Holding AG (participation certificate)	156,530	11,878
Swiss Reinsurance Co. (Reg.)	80,391	8,126
UBS AG (Reg.)	355,244	17,152
Zurich Financial Services AG	37,310	8,696
TOTAL SWITZERLAND		111,830
Taiwan - 1.0%
Siliconware Precision Industries Co. Ltd.	3,769,620	3,555
Taiwan Semiconductor Manufacturing Co. Ltd.	1,825,231	4,607
United Microelectronics Corp.	4,838,490	7,397
TOTAL TAIWAN		15,559
United Kingdom - 15.8%
Abbey National PLC	322,700	5,131
Anglo American PLC ADR	105,300	1,648
AstraZeneca PLC (United Kingdom)	491,400	22,875
BAA PLC	268,100	2,520
BHP Billiton PLC	992,200	5,307
BP PLC	3,282,300	27,790
BT Group PLC (a)	1,118,000	4,193
Cable & Wireless PLC	1,294,500	3,415
Carlton Communications PLC	794,300	2,865
Diageo PLC	590,700	7,843
GlaxoSmithKline PLC	1,468,069	35,270
HBOS PLC	173,500	2,104
HSBC Holdings PLC (United Kingdom) (Reg.)	982,200	11,788
Lloyds TSB Group PLC	2,615,600	30,076
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Logica PLC	409,800	$ 1,896
Old Mutual PLC	1,614,100	2,576
Prudential PLC	659,400	7,015
Reed Elsevier PLC	393,400	3,853
Rio Tinto PLC (Reg.)	577,800	10,737
Shell Transport & Trading Co. PLC (Reg.)	1,077,600	7,750
Smith & Nephew PLC	347,800	1,979
Vodafone Group PLC	20,259,216	32,820
WPP Group PLC	475,500	5,045
Xstrata PLC (a)	274,800	3,757
TOTAL UNITED KINGDOM		240,253
United States of America - 3.4%
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	344,300	6,115
Micron Technology, Inc. (a)	986,530	23,381
Newmont Mining Corp.	25,700	733
Noble Drilling Corp. (a)	50,700	2,198
Tyco International Ltd.	997,900	18,411
TOTAL UNITED STATES OF AMERICA		50,838
TOTAL COMMON STOCKS (Cost $1,235,422)		1,276,840
Investment Companies - 0.1%

Multi-National - 0.1%
European Warrant Fund, Inc. (a) (Cost $3,792)	257,600	899
Government Obligations - 0.2%
Principal Amount (000s)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.74% to 1.77% 5/30/02 to 7/5/02 (c) (Cost $3,514)	$ 3,525	3,514
Money Market Funds - 14.8%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.85% (b)	196,562,819	$ 196,563
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	28,381,950	28,382
TOTAL MONEY MARKET FUNDS (Cost $224,945)		224,945
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,467,673)		1,506,198
NET OTHER ASSETS - 0.7%		10,998
NET ASSETS - 100%		$ 1,517,196
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
645 Nikkei 225 Index Contracts (Japan)	June 2002	$ 37,475	$ 1,077
The face value of futures purchased as a percentage of net assets - 2.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,464,000.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $539,758,000 and $545,721,000, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $6,732,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,000 for the period.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,477,239,000. Net unrealized appreciation aggregated $28,959,000, of which $185,881,000 related to appreciated investment securities and $156,922,000 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $263,932,000 all of which will expire on October 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,255) (cost $1,467,673) - See accompanying schedule		$ 1,506,198
Foreign currency held at value (cost $39,130)		39,143
Receivable for investments sold		10,576
Receivable for fund shares sold		7,296
Dividends receivable		3,892
Interest receivable		291
Receivable for daily variation on futures contracts		452
Other receivables		65
Total assets		1,567,913
Liabilities
Payable for investments purchased	$ 17,949
Payable for fund shares redeemed	2,171
Accrued management fee	1,084
Distribution fees payable	638
Other payables and accrued expenses	493
Collateral on securities loaned, at value	28,382
Total liabilities		50,717
Net Assets		$ 1,517,196
Net Assets consist of:
Paid in capital		$ 1,815,485
Distributions in excess of net investment income		(7,783)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(330,231)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,725
Net Assets		$ 1,517,196

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($48,258 ÷ 3,483 shares)	$ 13.86
Maximum offering price per share (100/94.25 of $13.86)	$ 14.71
Class T: Net Asset Value and redemption price per share ($1,253,799 ÷ 89,119 shares)	$ 14.07
Maximum offering price per share (100/96.50 of $14.07)	$ 14.58
Class B: Net Asset Value and offering price per share ($76,608 ÷ 5,668 shares) A	$ 13.52
Class C: Net Asset Value and offering price per share ($50,242 ÷ 3,658 shares) A	$ 13.73
Institutional Class: Net Asset Value, offering price and redemption price per share ($88,289 ÷ 6,330 shares)	$ 13.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 7,566
Interest		1,746
Security lending		149
Less foreign taxes withheld		9,461 (874)
Total income		8,587
Expenses
Management fee Basic fee	$ 5,452
Performance adjustment	959
Transfer agent fees	2,018
Distribution fees	3,814
Accounting and security lending fees	375
Non-interested trustees' compensation	4
Custodian fees and expenses	221
Registration fees	50
Audit	69
Legal	26
Miscellaneous	42
Total expenses before reductions	13,030
Expense reductions	(286)	12,744
Net investment income (loss)		(4,157)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(44,259)
Foreign currency transactions	(1,067)
Futures contracts	2,997
Total net realized gain (loss)		(42,329)
Change in net unrealized appreciation (depreciation) on: Investment securities	150,223
Assets and liabilities in foreign currencies	690
Futures contracts	720
Total change in net unrealized appreciation (depreciation)		151,633
Net gain (loss)		109,304
Net increase (decrease) in net assets resulting from operations		$ 105,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,157)	$ 3,627
Net realized gain (loss)	(42,329)	(263,341)
Change in net unrealized appreciation (depreciation)	151,633	(282,386)
Net increase (decrease) in net assets resulting from operations	105,147	(542,100)
Distributions to shareholders from net investment income	-	(34,624)
Distributions to shareholders from net realized gain	-	(170,611)
Total distributions	-	(205,235)
Share transactions - net increase (decrease)	(19,637)	166,563
Total increase (decrease) in net assets	85,510	(580,772)
Net Assets
Beginning of period	1,431,686	2,012,458
End of period (including distributions in excess of net investment income of $7,783 and distributions in excess of net investment income of $3,550, respectively)	$ 1,517,196	$ 1,431,686

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 12.90	$ 19.88	$ 20.59	$ 16.32	$ 16.89	$ 15.29
Income from Invest- ment Operations
Net investment income (loss) E	(.03)	.06	.06 F	.10	.09	.09
Net realized and unrealized gain (loss)	.99	(4.89)	.38	4.42	.51	2.39
Total from investment operations	.96	(4.83)	.44	4.52	.60	2.48
Distributions from net investment income	-	(.43)	(.08)	(.11)	(.21)	(.25)
Distributions in excess of net investment income	-	-	(.09)	-	-	-
Distributions from net realized gain	-	(1.72)	(.98)	(.14)	(.96)	(.63)
Total distributions	-	(2.15)	(1.15)	(.25)	(1.17)	(.88)
Net asset value, end of period	$ 13.86	$ 12.90	$ 19.88	$ 20.59	$ 16.32	$ 16.89
Total Return B, C, D	7.44%	(27.16)%	1.78%	28.05%	3.73%	16.95%
Ratios to Average Net Assets G
Expenses before expense reductions	1.57% A	1.46%	1.49%	1.55%	1.68%	2.55%
Expenses net of voluntary waivers, if any	1.55% A	1.46%	1.49%	1.55%	1.55%	1.90%
Expenses net of all reductions	1.52% A	1.41%	1.46%	1.52%	1.54%	1.89%
Net investment income (loss)	(.37)% A	.40%	.28%	.57%	.51%	.53%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 46	$ 44	$ 23	$ 12	$ 5
Portfolio turnover rate	85% A	99%	132%	85%	74%	70%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 13.11	$ 20.13	$ 20.83	$ 16.48	$ 17.02	$ 15.30
Income from Invest- ment Operations
Net investment income (loss) E	(.04)	.04	.02 F	.07	.06	.13
Net realized and unrealized gain (loss)	1.00	(4.99)	.39	4.46	.52	2.38
Total from investment operations	.96	(4.95)	.41	4.53	.58	2.51
Distributions from net investment income	-	(.35)	(.06)	(.04)	(.16)	(.16)
Distributions in excess of net investment income	-	-	(.07)	-	-	-
Distributions from net realized gain	-	(1.72)	(.98)	(.14)	(.96)	(.63)
Total distributions	-	(2.07)	(1.11)	(.18)	(1.12)	(.79)
Net asset value, end of period	$ 14.07	$ 13.11	$ 20.13	$ 20.83	$ 16.48	$ 17.02
Total Return B, C, D	7.32%	(27.33)%	1.62%	27.74%	3.57%	17.07%
Ratios to Average Net Assets G
Expenses before expense reductions	1.71% A	1.62%	1.67%	1.72%	1.74%	1.66%
Expenses net of voluntary waivers, if any	1.71% A	1.62%	1.67%	1.72%	1.74%	1.66%
Expenses net of all reductions	1.68% A	1.57%	1.65%	1.69%	1.72%	1.65%
Net investment income (loss)	(.54)% A	.24%	.10%	.39%	.35%	.80%
Supplemental Data
Net assets, end of period (in millions)	$ 1,254	$ 1,185	$ 1,678	$ 1,480	$ 1,086	$ 1,111
Portfolio turnover rate	85% A	99%	132%	85%	74%	70%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 12.63	$ 19.49	$ 20.25	$ 16.08	$ 16.69	$ 15.06
Income from Invest- ment Operations
Net investment income (loss) E	(.07)	(.06)	(.11) F	(.03)	(.03)	.02
Net realized and unrealized gain (loss)	.96	(4.83)	.39	4.34	.51	2.36
Total from investment operations	.89	(4.89)	.28	4.31	.48	2.38
Distributions from net investment income	-	(.25)	(.03)	-	(.13)	(.12)
Distributions in excess of net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	-	(1.72)	(.98)	(.14)	(.96)	(.63)
Total distributions	-	(1.97)	(1.04)	(.14)	(1.09)	(.75)
Net asset value, end of period	$ 13.52	$ 12.63	$ 19.49	$ 20.25	$ 16.08	$ 16.69
Total Return B, C, D	7.05%	(27.83)%	1.02%	27.00%	3.00%	16.41%
Ratios to Average Net Assets G
Expenses before expense reductions	2.43% A	2.27%	2.27%	2.30%	2.34%	2.30%
Expenses net of voluntary waivers, if any	2.30% A	2.27%	2.27%	2.29%	2.30%	2.30%
Expenses net of all reductions	2.27% A	2.23%	2.25%	2.26%	2.29%	2.29%
Net investment income (loss)	(1.12)% A	(.42)%	(.50)%	(.18)%	(.19)%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 77	$ 80	$ 125	$ 89	$ 58	$ 40
Portfolio turnover rate	85% A	99%	132%	85%	74%	70%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 19.80	$ 20.58	$ 16.37	$ 17.23
Income from Investment Operations
Net investment income (loss) E	(.08)	(.05)	(.10) F	(.02)	(.03)
Net realized and unrealized gain (loss)	.97	(4.89)	.39	4.43	.29
Total from investment operations	.89	(4.94)	.29	4.41	.26
Distributions from net investment income	-	(.30)	(.04)	(.06)	(.16)
Distributions in excess of net investment income	-	-	(.05)	-	-
Distributions from net realized gain	-	(1.72)	(.98)	(.14)	(.96)
Total distributions	-	(2.02)	(1.07)	(.20)	(1.12)
Net asset value, end of period	$ 13.73	$ 12.84	$ 19.80	$ 20.58	$ 16.37
Total Return B, C, D	6.93%	(27.70)%	1.05%	27.21%	2.84%
Ratios to Average Net Assets H
Expenses before expense reductions	2.35% A	2.19%	2.22%	2.25%	2.49%A
Expenses net of voluntary waivers, if any	2.30% A	2.19%	2.22%	2.25%	2.30%A
Expenses net of all reductions	2.27% A	2.14%	2.20%	2.22%	2.30%A
Net investment income (loss)	(1.12)% A	(.34)%	(.45)%	(.13)%	(.20)%A
Supplemental Data
Net assets, end of period (in millions)	$ 50	$ 52	$ 76	$ 35	$ 15
Portfolio turnover rate	85% A	99%	132%	85%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 12.97	$ 19.95	$ 20.62	$ 16.36	$ 16.92	$ 15.20
Income from Invest- ment Operations
Net investment income (loss) D	(.00)	.12	.14 E	.17	.13	.22
Net realized and unrealized gain (loss)	.98	(4.91)	.38	4.39	.53	2.36
Total from investment operations	.98	(4.79)	.52	4.56	.66	2.58
Distributions from net investment income	-	(.47)	(.10)	(.16)	(.26)	(.23)
Distributions in excess of net investment income	-	-	(.11)	-	-	-
Distributions from net realized gain	-	(1.72)	(.98)	(.14)	(.96)	(.63)
Total distributions	-	(2.19)	(1.19)	(.30)	(1.22)	(.86)
Net asset value, end of period	$ 13.95	$ 12.97	$ 19.95	$ 20.62	$ 16.36	$ 16.92
Total Return B, C	7.56%	(26.89)%	2.18%	28.30%	4.11%	17.73%
Ratios to Average Net Assets F
Expenses before expense reductions	1.18% A	1.06%	1.13%	1.18%	1.26%	1.17%
Expenses net of voluntary waivers, if any	1.18% A	1.06%	1.13%	1.18%	1.26%	1.17%
Expenses net of all reductions	1.15% A	1.02%	1.11%	1.15%	1.24%	1.16%
Net investment income (loss)	(.00)% A	.79%	.63%	.94%	.76%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$ 88	$ 69	$ 90	$ 90	$ 77	$ 38
Portfolio turnover rate	85% A	99%	132%	85%	74%	70%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.04 per share. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .86% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 58,000	$ 1,000
Class T	.25%	.25%	3,100,000	42,000
Class B	.75%	.25%	397,000	299,000
Class C	.75%	.25%	259,000	31,000
			$ 3,814,000	$ 373,000

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 29,000	$ 10,000
Class T	73,000	21,000
Class B	106,000	106,000*
Class C	6,000	6,000*
	$ 214,000	$ 143,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 85,000	.36*
Class T	1,563,000	.25*
Class B	186,000	.47*
Class C	99,000	.38*
Institutional Class	85,000	.22*
	$ 2,018,000

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,723,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.55%	$ 5,000
Class T	1.80%	-
Class B	2.30%	52,000
Class C	2.30%	12,000
Institutional Class	1.30%	-
		$ 69,000

Certain security trades were directed to brokers who paid $217,000 of the fund's expenses.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
Amounts in thousands	April 30,	October 31,
	2002	2001
From net investment income
Class A	$ -	$ 1,112
Class T	-	28,699
Class B	-	1,593
Class C	-	1,130
Institutional Class	-	2,090
Total	$ -	$ 34,624
From net realized gain
Class A	$ -	$ 4,448
Class T	-	141,075
Class B	-	10,959
Class C	-	6,481
Institutional Class	-	7,648
Total	$ -	$ 170,611
	$ -	$ 205,235

9. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Amounts in thousands	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2002	2001	2002	2001

Class A Shares sold	5,966	18,591	$ 80,568	$ 285,068
Reinvestment of distributions	-	299	-	5,252
Shares redeemed	(6,021)	(17,571)	(81,722)	(268,473)
Net increase (decrease)	(55)	1,319	$ (1,154)	$ 21,847
Class T Shares sold	15,641	43,963	$ 214,544	$ 706,809
Reinvestment of distributions	-	9,114	-	162,858
Shares redeemed	(16,891)	(46,077)	(232,634)	(746,478)
Net increase (decrease)	(1,250)	7,000	$ (18,090)	$ 123,189
Class B Shares sold	428	1,055	$ 5,690	$ 16,841
Reinvestment of distributions	-	636	-	11,007
Shares redeemed	(1,073)	(1,776)	(14,215)	(26,704)
Net increase (decrease)	(645)	(85)	$ (8,525)	$ 1,144
Class C Shares sold	529	2,132	$ 7,081	$ 34,004
Reinvestment of distributions	-	343	-	6,023
Shares redeemed	(933)	(2,237)	(12,547)	(35,016)
Net increase (decrease)	(404)	238	$ (5,466)	$ 5,011
Institutional Class Shares sold	3,129	4,997	$ 42,469	$ 81,898
Reinvestment of distributions	-	194	-	3,417
Shares redeemed	(2,128)	(4,351)	(28,871)	(69,943)
Net increase (decrease)	1,001	840	$ 13,598	$ 15,372

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

OS-SANN-0602 156995
1.703565.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Overseas

Fund - Institutional Class

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Overseas Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Prior to December 1, 1992, Fidelity® Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Overseas - Inst CL	7.56%	-15.09%	14.72%	92.48%
MSCI EAFE	5.60%	-13.70%	8.00%	78.75%
International Funds Average	7.10%	-12.91%	12.19%	88.60%

Cumulative total returns show Institutional Class performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East Index (MSCI® EAFE®) - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 834 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Overseas - Inst CL	-15.09%	2.78%	6.77%
MSCI EAFE	-13.70%	1.55%	5.98%
International Funds Average	-12.91%	2.02%	6.31%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Overseas Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Institutional Class on April 30, 1992. As the chart shows, by April 30, 2002, the value of the investment would have grown to $19,248 - a 92.48% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $17,875 - a 78.75% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For the six-month period ending April 30, 2002, investing internationally became a much more attractive opportunity than it had been in the past few years. In fact, most stock markets around the world outperformed U.S. domestic equity benchmarks - an important point for investors seeking a diversified portfolio. Much of the rebound in international equity markets was due to the stabilization and incremental improvement of global economies. Emerging markets in Asia and Latin America were among the top performers. The Morgan Stanley Capital InternationalSM (MSCI®) All Country Asia Free ex Japan Index - an index of more than 450 stocks traded in 11 emerging Asian markets, excluding Japan - jumped 38.68% during the past six months. Meanwhile, the MSCI Emerging Markets Free-Latin America Index, which measures the performance of nearly 125 stocks traded in seven Latin American markets, was up 25.69%. Looking more broadly, the MSCI Europe, Australasia, Far East (EAFE®) Index - designed to represent the performance of stock markets outside the U.S. and Canada - gained a respectable 5.60%. Even Japan improved. While the nation's primary equity benchmark - the Tokyo Stock Exchange Index, or TOPIX - posted a slight decline of 2.13% for the overall six-month time frame, it leaped 16.60% in the final three months of the period.

(Portfolio Manager photograph)
An interview with Rick Mace, Portfolio Manager of Fidelity Advisor Overseas Fund

Q. How did the fund perform, Rick?

A. For the six-month period that ended April 30, 2002, the fund's Institutional Class shares returned 7.56%. During the same period, the Morgan Stanley Capital International (MSCI) EAFE Index, a broad measure of stock performance in Europe, Australasia and the Far East, returned 5.60%. The fund also compares its performance against the Lipper Inc. international funds average, which returned 7.10% during the same time frame. For the 12-month period ending April 30, 2002, the fund's Institutional Class shares declined 15.09%, while the MSCI EAFE index and peer group average fell 13.70% and 12.91%, respectively.

Q. Why did the fund outperform its index and perform in line with its Lipper peer group during the six-month period?

A. The major factor was my decision to overweight cyclically oriented technology stocks that were leveraged to an economic recovery. My emphasis on Japanese export-dependent electronic component makers, such as Rohm and Murata, paid off handsomely. These companies were viewed as potential beneficiaries of what many investors anticipated as a forthcoming economic rebound in the U.S. - Japan's biggest market. Asian semiconductor companies that depend heavily on U.S. sales, such as South Korea's Samsung Electronics, Taiwan Semiconductor and Japan's Tokyo Electron, also significantly enhanced our relative return, as did U.S.-based semiconductor maker Micron Technology. Elsewhere, overweighting Japanese financials with large brokerage and underwriting operations, such as Daiwa Securities and Nomura Holdings, was helpful as these companies also benefited from an improving global economic outlook.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Those strategies help explain why the fund's weighting in Japan increased from six months ago . . .

A. That's true. I bolstered some of our Japanese semiconductor positions as my conviction about the industry's cyclical rebound grew stronger, but much of the increase was due to price appreciation. Japanese stock prices also moved higher for another reason. March 31 is the fiscal-year end for many Japanese companies. A few weeks prior to this date, the government enacted a new law that put short-selling restrictions on equity trading. The short-selling limits caused some upward pricing pressure, and Japanese stocks rallied during the weeks leading up to March 31.

Q. What other strategies did you pursue?

A. I trimmed or eliminated some technology holdings in the U.S., Taiwan and South Korea, as well as some U.S. metal producers, such as Alcoa and Phelps Dodge, earlier this year to lock in profits. I also reduced our sizable overweighting of AstraZeneca - a company that has a promising cholesterol-lowering drug called Crestor currently pending regulatory approval - to a neutral positioning versus the index. I cut our AstraZeneca positioning in April after favorable rulings by the U.S. Food and Drug Administration (FDA) for Crestor's competitors were seen as compromising the drug's future market share potential. AstraZeneca did not significantly help or hurt the fund's performance during the past six months.

Q. What holdings hurt the fund's performance?

A. U.S.-based pharmaceutical giant Bristol-Myers Squibb, which I sold off entirely, was hurt by the FDA's refusal to accept an application for approval of a promising colorectal cancer drug co-sponsored with ImClone Systems, among other factors. Elsewhere, it wasn't helpful to have overweighted selected well-capitalized telecom companies, such as the U.K.'s Vofafone. Despite its strong market positioning and financial stability, Vodafone was hurt by the sector's overall weakening fundamentals, but I remained optimistic about the company's long-term outlook. Additionally, Irish drugmaker Elan, another big detractor, suffered after the company warned of lower profits for 2002 due to the delay of new products and concerns about its accounting practices.

Q. What's your outlook, Rick?

A. Toward the end of the period, I broadened the portfolio a bit with some additional holdings to diversify the fund's risk. I made this decision because I wasn't fully convinced the global economy would expand significantly in the near term and, if it doesn't, equity market volatility is likely to continue. If a company misses Wall Street's quarterly earnings estimate in this uncertain economic environment, its stock typically gets pummeled. Therefore, shareholders should expect that, outside of the individual largest positions that represent my strongest convictions, the fund's makeup is likely to remain a bit more diversified - unless economic conditions change for the better.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks growth of capital primarily through investments in foreign securities

Start date: April 23, 1990

Size: as of April 30, 2002, more than $1.5 billion

Manager: Rick Mace, since 1996; joined Fidelity in 1987

3

Rick Mace on the semiconductor industry:

"An excellent indicator of how the semiconductor business is doing is outsourcing company Taiwan Semiconductor Manufacturing (TSMC), a company that manufacturers turn to when they don't have the capacity to meet demand. TSMC's capacity utilization was running at about 112% at the peak of the semiconductor cycle in March 2000. Then, suddenly, the company's orders dried up and its capacity utilization plunged to roughly 40%, the result of its end users having overstocked inventory to avoid product shortfalls. The liquidation of this buildup took six to 12 months, leading to a slowdown in orders to TSMC and other outsourcers.

"Recently, our analysts learned that TSMC's own inventory was down to a two-week lead time, though it slipped shortly thereafter to four weeks - still an improvement compared to a year ago. I believe that TSMC's inventories will experience this type of volatility during the second quarter of 2002, but the company's orders may be consistently stronger during the second half of this year.

"Our studies indicate that it typically takes 18 months after the U.S. Federal Reserve Board starts cutting rates and nine months after the economy bottoms for corporate capital spending - which drives semiconductor orders and pricing - to pick up."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
TotalFinaElf SA Series B (France, Oil & Gas)	2.9	2.7
Nomura Holdings, Inc. (Japan, Diversified Financials)	2.6	1.5
Nikko Cordial Corp. (Japan, Diversified Financials)	2.5	1.5
Alcan, Inc. (Canada, Metals & Mining)	2.4	1.2
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.3	1.8
	12.7
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	19.5
Information Technology	13.5	16.2
Health Care	10.4	12.0
Energy	8.6	6.0
Consumer Discretionary	6.9	6.3
Top Five Countries as of April 30, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	27.5	20.5
United Kingdom	15.8	15.2
France	7.7	7.9
Switzerland	7.4	6.1
Netherlands	5.4	5.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks, Investment Companies and Equity Futures 86.8%	Stocks, Investment Companies and Equity Futures 82.7%
Bonds 0.0%	Bonds 1.4%
Short-Term Investments and Net Other Assets 13.2%	Short-Term Investments and Net Other Assets 15.9%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.2%
	Shares	Value (Note 1) (000s)
Australia - 1.0%
BRL Hardy Ltd.	491,699	$ 2,568
News Corp. Ltd. sponsored ADR	561,500	12,443
QBE Insurance Group Ltd.	120,800	475
TOTAL AUSTRALIA		15,486
Bermuda - 0.0%
Tsakos Energy Navigation Ltd.	40,100	610
Canada - 4.5%
Alcan, Inc.	988,200	36,476
Barrick Gold Corp.	66,600	1,344
Canadian Natural Resources Ltd.	124,200	4,117
EnCana Corp.	100,600	3,162
Placer Dome, Inc.	102,800	1,222
Suncor Energy, Inc.	247,900	8,613
Talisman Energy, Inc.	321,500	13,732
TOTAL CANADA		68,666
Denmark - 0.2%
Novo-Nordisk AS Series B	101,000	2,961
Finland - 0.7%
Nokia Corp.	641,900	10,437
France - 7.7%
Aventis SA (France)	239,814	16,943
AXA SA	534,560	11,334
BNP Paribas SA	532,090	27,784
Pernod-Ricard	61,100	5,638
Sanofi-Synthelabo SA	111,200	7,113
Technip-Coflexip SA	14,600	2,058
TotalFinaElf SA Series B	289,496	43,838
Vivendi Universal SA	88,600	2,823
TOTAL FRANCE		117,531
Germany - 3.7%
Allianz AG (Reg.)	70,100	16,500
BASF AG	212,700	9,106
Deutsche Boerse AG	100,374	4,464
Deutsche Lufthansa AG (Reg.)	296,000	4,576
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	36,800	9,111
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
SAP AG	27,100	$ 3,528
Schering AG	133,800	8,149
TOTAL GERMANY		55,434
Hong Kong - 1.6%
CNOOC Ltd.	2,885,500	3,811
Hutchison Whampoa Ltd.	1,967,700	17,282
Johnson Electric Holdings Ltd.	2,567,900	3,885
TOTAL HONG KONG		24,978
Ireland - 0.5%
Elan Corp. PLC sponsored ADR (a)	614,200	7,297
Italy - 1.2%
Telecom Italia Spa	1,295,828	10,297
Unicredito Italiano Spa	1,561,100	7,245
TOTAL ITALY		17,542
Japan - 25.0%
Advantest Corp.	159,500	11,476
Canon, Inc.	367,000	14,262
Credit Saison Co. Ltd.	422,200	9,918
Daiwa Securities Group, Inc.	5,061,000	34,682
Fujitsu Ltd.	867,500	6,883
Hoya Corp.	32,800	2,439
Ito-Yokado Co. Ltd.	356,400	17,548
JAFCO Co. Ltd.	171,600	13,682
Japan Telecom Co. Ltd.	874	2,583
Konami Corp.	54,000	1,361
Kyocera Corp.	166,900	11,346
Matsushita Electric Industrial Co. Ltd.	346,200	4,691
Mitsubishi Electric Corp.	2,510,100	11,676
Mizuho Holdings, Inc.	1,487	3,100
Murata Manufacturing Co. Ltd.	179,000	11,320
NEC Corp.	647,000	4,982
Nikko Cordial Corp.	8,484,000	38,276
Nikon Corp.	719,000	9,379
Nintendo Co. Ltd.	10,200	1,428
Nippon Telegraph & Telephone Corp.	2,518	9,996
Nissan Motor Co. Ltd.	1,636,500	12,748
Nomura Holdings, Inc.	2,842,000	39,570
Omron Corp.	572,000	8,596
ORIX Corp.	258,900	21,447
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Ricoh Co. Ltd.	144,000	$ 2,683
Rohm Co. Ltd.	99,100	14,762
Sony Corp.	244,400	13,246
Sumitomo Electric Industries Ltd.	504,000	3,587
Takeda Chemical Industries Ltd.	377,900	16,520
Tokyo Electron Ltd.	165,300	11,881
Toshiba Corp.	1,994,000	9,291
Toyota Motor Corp.	136,200	3,734
TOTAL JAPAN		379,093
Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	33,400	9,898
Mexico - 1.1%
Grupo Televisa SA de CV sponsored ADR (a)	189,700	8,574
Telefonos de Mexico SA de CV sponsored ADR	216,100	8,177
TOTAL MEXICO		16,751
Netherlands - 5.4%
Akzo Nobel NV	238,400	10,240
ASML Holding NV (a)	486,100	11,028
ING Groep NV (Certificaten Van Aandelen)	660,146	17,414
Koninklijke Philips Electronics NV	288,500	8,901
Royal Dutch Petroleum Co. (Hague Registry)	146,600	7,661
STMicroelectronics NV (NY Shares)	81,600	2,512
Unilever NV (Certificaten Van Aandelen)	288,000	18,539
VNU NV	163,100	4,919
TOTAL NETHERLANDS		81,214
Norway - 0.5%
Norsk Hydro AS	80,200	3,944
Statoil ASA	461,800	3,926
TOTAL NORWAY		7,870
Singapore - 0.8%
Chartered Semiconductor Manufacturing Ltd. ADR (a)	370,100	9,493
United Overseas Bank Ltd.	326,261	2,587
TOTAL SINGAPORE		12,080
Common Stocks - continued
	Shares	Value (Note 1) (000s)
South Africa - 0.1%
Gold Fields Ltd. sponsored ADR	75,500	$ 914
Harmony Gold Mining Co. Ltd.	61,800	792
TOTAL SOUTH AFRICA		1,706
Spain - 1.9%
Altadis SA	216,800	4,575
Banco Popular Espanol SA (Reg.)	151,500	6,207
Banco Santander Central Hispano SA	1,124,960	10,412
Telefonica SA	711,654	7,612
TOTAL SPAIN		28,806
Switzerland - 7.4%
Credit Suisse Group (Reg.)	551,302	19,682
Nestle SA (Reg.)	86,702	20,528
Novartis AG (Reg.)	613,430	25,768
Roche Holding AG (participation certificate)	156,530	11,878
Swiss Reinsurance Co. (Reg.)	80,391	8,126
UBS AG (Reg.)	355,244	17,152
Zurich Financial Services AG	37,310	8,696
TOTAL SWITZERLAND		111,830
Taiwan - 1.0%
Siliconware Precision Industries Co. Ltd.	3,769,620	3,555
Taiwan Semiconductor Manufacturing Co. Ltd.	1,825,231	4,607
United Microelectronics Corp.	4,838,490	7,397
TOTAL TAIWAN		15,559
United Kingdom - 15.8%
Abbey National PLC	322,700	5,131
Anglo American PLC ADR	105,300	1,648
AstraZeneca PLC (United Kingdom)	491,400	22,875
BAA PLC	268,100	2,520
BHP Billiton PLC	992,200	5,307
BP PLC	3,282,300	27,790
BT Group PLC (a)	1,118,000	4,193
Cable & Wireless PLC	1,294,500	3,415
Carlton Communications PLC	794,300	2,865
Diageo PLC	590,700	7,843
GlaxoSmithKline PLC	1,468,069	35,270
HBOS PLC	173,500	2,104
HSBC Holdings PLC (United Kingdom) (Reg.)	982,200	11,788
Lloyds TSB Group PLC	2,615,600	30,076
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Logica PLC	409,800	$ 1,896
Old Mutual PLC	1,614,100	2,576
Prudential PLC	659,400	7,015
Reed Elsevier PLC	393,400	3,853
Rio Tinto PLC (Reg.)	577,800	10,737
Shell Transport & Trading Co. PLC (Reg.)	1,077,600	7,750
Smith & Nephew PLC	347,800	1,979
Vodafone Group PLC	20,259,216	32,820
WPP Group PLC	475,500	5,045
Xstrata PLC (a)	274,800	3,757
TOTAL UNITED KINGDOM		240,253
United States of America - 3.4%
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	344,300	6,115
Micron Technology, Inc. (a)	986,530	23,381
Newmont Mining Corp.	25,700	733
Noble Drilling Corp. (a)	50,700	2,198
Tyco International Ltd.	997,900	18,411
TOTAL UNITED STATES OF AMERICA		50,838
TOTAL COMMON STOCKS (Cost $1,235,422)		1,276,840
Investment Companies - 0.1%

Multi-National - 0.1%
European Warrant Fund, Inc. (a) (Cost $3,792)	257,600	899
Government Obligations - 0.2%
Principal Amount (000s)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.74% to 1.77% 5/30/02 to 7/5/02 (c) (Cost $3,514)	$ 3,525	3,514
Money Market Funds - 14.8%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.85% (b)	196,562,819	$ 196,563
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	28,381,950	28,382
TOTAL MONEY MARKET FUNDS (Cost $224,945)		224,945
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,467,673)		1,506,198
NET OTHER ASSETS - 0.7%		10,998
NET ASSETS - 100%		$ 1,517,196
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
645 Nikkei 225 Index Contracts (Japan)	June 2002	$ 37,475	$ 1,077
The face value of futures purchased as a percentage of net assets - 2.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,464,000.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $539,758,000 and $545,721,000, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $6,732,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,000 for the period.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,477,239,000. Net unrealized appreciation aggregated $28,959,000, of which $185,881,000 related to appreciated investment securities and $156,922,000 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $263,932,000 all of which will expire on October 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,255) (cost $1,467,673) - See accompanying schedule		$ 1,506,198
Foreign currency held at value (cost $39,130)		39,143
Receivable for investments sold		10,576
Receivable for fund shares sold		7,296
Dividends receivable		3,892
Interest receivable		291
Receivable for daily variation on futures contracts		452
Other receivables		65
Total assets		1,567,913
Liabilities
Payable for investments purchased	$ 17,949
Payable for fund shares redeemed	2,171
Accrued management fee	1,084
Distribution fees payable	638
Other payables and accrued expenses	493
Collateral on securities loaned, at value	28,382
Total liabilities		50,717
Net Assets		$ 1,517,196
Net Assets consist of:
Paid in capital		$ 1,815,485
Distributions in excess of net investment income		(7,783)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(330,231)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,725
Net Assets		$ 1,517,196

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($48,258 ÷ 3,483 shares)	$ 13.86
Maximum offering price per share (100/94.25 of $13.86)	$ 14.71
Class T: Net Asset Value and redemption price per share ($1,253,799 ÷ 89,119 shares)	$ 14.07
Maximum offering price per share (100/96.50 of $14.07)	$ 14.58
Class B: Net Asset Value and offering price per share ($76,608 ÷ 5,668 shares) A	$ 13.52
Class C: Net Asset Value and offering price per share ($50,242 ÷ 3,658 shares) A	$ 13.73
Institutional Class: Net Asset Value, offering price and redemption price per share ($88,289 ÷ 6,330 shares)	$ 13.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 7,566
Interest		1,746
Security lending		149
Less foreign taxes withheld		9,461 (874)
Total income		8,587
Expenses
Management fee Basic fee	$ 5,452
Performance adjustment	959
Transfer agent fees	2,018
Distribution fees	3,814
Accounting and security lending fees	375
Non-interested trustees' compensation	4
Custodian fees and expenses	221
Registration fees	50
Audit	69
Legal	26
Miscellaneous	42
Total expenses before reductions	13,030
Expense reductions	(286)	12,744
Net investment income (loss)		(4,157)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(44,259)
Foreign currency transactions	(1,067)
Futures contracts	2,997
Total net realized gain (loss)		(42,329)
Change in net unrealized appreciation (depreciation) on: Investment securities	150,223
Assets and liabilities in foreign currencies	690
Futures contracts	720
Total change in net unrealized appreciation (depreciation)		151,633
Net gain (loss)		109,304
Net increase (decrease) in net assets resulting from operations		$ 105,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,157)	$ 3,627
Net realized gain (loss)	(42,329)	(263,341)
Change in net unrealized appreciation (depreciation)	151,633	(282,386)
Net increase (decrease) in net assets resulting from operations	105,147	(542,100)
Distributions to shareholders from net investment income	-	(34,624)
Distributions to shareholders from net realized gain	-	(170,611)
Total distributions	-	(205,235)
Share transactions - net increase (decrease)	(19,637)	166,563
Total increase (decrease) in net assets	85,510	(580,772)
Net Assets
Beginning of period	1,431,686	2,012,458
End of period (including distributions in excess of net investment income of $7,783 and distributions in excess of net investment income of $3,550, respectively)	$ 1,517,196	$ 1,431,686

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 12.90	$ 19.88	$ 20.59	$ 16.32	$ 16.89	$ 15.29
Income from Invest- ment Operations
Net investment income (loss) E	(.03)	.06	.06 F	.10	.09	.09
Net realized and unrealized gain (loss)	.99	(4.89)	.38	4.42	.51	2.39
Total from investment operations	.96	(4.83)	.44	4.52	.60	2.48
Distributions from net investment income	-	(.43)	(.08)	(.11)	(.21)	(.25)
Distributions in excess of net investment income	-	-	(.09)	-	-	-
Distributions from net realized gain	-	(1.72)	(.98)	(.14)	(.96)	(.63)
Total distributions	-	(2.15)	(1.15)	(.25)	(1.17)	(.88)
Net asset value, end of period	$ 13.86	$ 12.90	$ 19.88	$ 20.59	$ 16.32	$ 16.89
Total Return B, C, D	7.44%	(27.16)%	1.78%	28.05%	3.73%	16.95%
Ratios to Average Net Assets G
Expenses before expense reductions	1.57% A	1.46%	1.49%	1.55%	1.68%	2.55%
Expenses net of voluntary waivers, if any	1.55% A	1.46%	1.49%	1.55%	1.55%	1.90%
Expenses net of all reductions	1.52% A	1.41%	1.46%	1.52%	1.54%	1.89%
Net investment income (loss)	(.37)% A	.40%	.28%	.57%	.51%	.53%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 46	$ 44	$ 23	$ 12	$ 5
Portfolio turnover rate	85% A	99%	132%	85%	74%	70%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 13.11	$ 20.13	$ 20.83	$ 16.48	$ 17.02	$ 15.30
Income from Invest- ment Operations
Net investment income (loss) E	(.04)	.04	.02 F	.07	.06	.13
Net realized and unrealized gain (loss)	1.00	(4.99)	.39	4.46	.52	2.38
Total from investment operations	.96	(4.95)	.41	4.53	.58	2.51
Distributions from net investment income	-	(.35)	(.06)	(.04)	(.16)	(.16)
Distributions in excess of net investment income	-	-	(.07)	-	-	-
Distributions from net realized gain	-	(1.72)	(.98)	(.14)	(.96)	(.63)
Total distributions	-	(2.07)	(1.11)	(.18)	(1.12)	(.79)
Net asset value, end of period	$ 14.07	$ 13.11	$ 20.13	$ 20.83	$ 16.48	$ 17.02
Total Return B, C, D	7.32%	(27.33)%	1.62%	27.74%	3.57%	17.07%
Ratios to Average Net Assets G
Expenses before expense reductions	1.71% A	1.62%	1.67%	1.72%	1.74%	1.66%
Expenses net of voluntary waivers, if any	1.71% A	1.62%	1.67%	1.72%	1.74%	1.66%
Expenses net of all reductions	1.68% A	1.57%	1.65%	1.69%	1.72%	1.65%
Net investment income (loss)	(.54)% A	.24%	.10%	.39%	.35%	.80%
Supplemental Data
Net assets, end of period (in millions)	$ 1,254	$ 1,185	$ 1,678	$ 1,480	$ 1,086	$ 1,111
Portfolio turnover rate	85% A	99%	132%	85%	74%	70%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 12.63	$ 19.49	$ 20.25	$ 16.08	$ 16.69	$ 15.06
Income from Invest- ment Operations
Net investment income (loss) E	(.07)	(.06)	(.11) F	(.03)	(.03)	.02
Net realized and unrealized gain (loss)	.96	(4.83)	.39	4.34	.51	2.36
Total from investment operations	.89	(4.89)	.28	4.31	.48	2.38
Distributions from net investment income	-	(.25)	(.03)	-	(.13)	(.12)
Distributions in excess of net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	-	(1.72)	(.98)	(.14)	(.96)	(.63)
Total distributions	-	(1.97)	(1.04)	(.14)	(1.09)	(.75)
Net asset value, end of period	$ 13.52	$ 12.63	$ 19.49	$ 20.25	$ 16.08	$ 16.69
Total Return B, C, D	7.05%	(27.83)%	1.02%	27.00%	3.00%	16.41%
Ratios to Average Net Assets G
Expenses before expense reductions	2.43% A	2.27%	2.27%	2.30%	2.34%	2.30%
Expenses net of voluntary waivers, if any	2.30% A	2.27%	2.27%	2.29%	2.30%	2.30%
Expenses net of all reductions	2.27% A	2.23%	2.25%	2.26%	2.29%	2.29%
Net investment income (loss)	(1.12)% A	(.42)%	(.50)%	(.18)%	(.19)%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 77	$ 80	$ 125	$ 89	$ 58	$ 40
Portfolio turnover rate	85% A	99%	132%	85%	74%	70%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 19.80	$ 20.58	$ 16.37	$ 17.23
Income from Investment Operations
Net investment income (loss) E	(.08)	(.05)	(.10) F	(.02)	(.03)
Net realized and unrealized gain (loss)	.97	(4.89)	.39	4.43	.29
Total from investment operations	.89	(4.94)	.29	4.41	.26
Distributions from net investment income	-	(.30)	(.04)	(.06)	(.16)
Distributions in excess of net investment income	-	-	(.05)	-	-
Distributions from net realized gain	-	(1.72)	(.98)	(.14)	(.96)
Total distributions	-	(2.02)	(1.07)	(.20)	(1.12)
Net asset value, end of period	$ 13.73	$ 12.84	$ 19.80	$ 20.58	$ 16.37
Total Return B, C, D	6.93%	(27.70)%	1.05%	27.21%	2.84%
Ratios to Average Net Assets H
Expenses before expense reductions	2.35% A	2.19%	2.22%	2.25%	2.49%A
Expenses net of voluntary waivers, if any	2.30% A	2.19%	2.22%	2.25%	2.30%A
Expenses net of all reductions	2.27% A	2.14%	2.20%	2.22%	2.30%A
Net investment income (loss)	(1.12)% A	(.34)%	(.45)%	(.13)%	(.20)%A
Supplemental Data
Net assets, end of period (in millions)	$ 50	$ 52	$ 76	$ 35	$ 15
Portfolio turnover rate	85% A	99%	132%	85%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 12.97	$ 19.95	$ 20.62	$ 16.36	$ 16.92	$ 15.20
Income from Invest- ment Operations
Net investment income (loss) D	(.00)	.12	.14 E	.17	.13	.22
Net realized and unrealized gain (loss)	.98	(4.91)	.38	4.39	.53	2.36
Total from investment operations	.98	(4.79)	.52	4.56	.66	2.58
Distributions from net investment income	-	(.47)	(.10)	(.16)	(.26)	(.23)
Distributions in excess of net investment income	-	-	(.11)	-	-	-
Distributions from net realized gain	-	(1.72)	(.98)	(.14)	(.96)	(.63)
Total distributions	-	(2.19)	(1.19)	(.30)	(1.22)	(.86)
Net asset value, end of period	$ 13.95	$ 12.97	$ 19.95	$ 20.62	$ 16.36	$ 16.92
Total Return B, C	7.56%	(26.89)%	2.18%	28.30%	4.11%	17.73%
Ratios to Average Net Assets F
Expenses before expense reductions	1.18% A	1.06%	1.13%	1.18%	1.26%	1.17%
Expenses net of voluntary waivers, if any	1.18% A	1.06%	1.13%	1.18%	1.26%	1.17%
Expenses net of all reductions	1.15% A	1.02%	1.11%	1.15%	1.24%	1.16%
Net investment income (loss)	(.00)% A	.79%	.63%	.94%	.76%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$ 88	$ 69	$ 90	$ 90	$ 77	$ 38
Portfolio turnover rate	85% A	99%	132%	85%	74%	70%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.04 per share. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .86% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 58,000	$ 1,000
Class T	.25%	.25%	3,100,000	42,000
Class B	.75%	.25%	397,000	299,000
Class C	.75%	.25%	259,000	31,000
			$ 3,814,000	$ 373,000

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 29,000	$ 10,000
Class T	73,000	21,000
Class B	106,000	106,000*
Class C	6,000	6,000*
	$ 214,000	$ 143,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 85,000	.36*
Class T	1,563,000	.25*
Class B	186,000	.47*
Class C	99,000	.38*
Institutional Class	85,000	.22*
	$ 2,018,000

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,723,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.55%	$ 5,000
Class T	1.80%	-
Class B	2.30%	52,000
Class C	2.30%	12,000
Institutional Class	1.30%	-
		$ 69,000

Certain security trades were directed to brokers who paid $217,000 of the fund's expenses.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
Amounts in thousands	April 30,	October 31,
	2002	2001
From net investment income
Class A	$ -	$ 1,112
Class T	-	28,699
Class B	-	1,593
Class C	-	1,130
Institutional Class	-	2,090
Total	$ -	$ 34,624
From net realized gain
Class A	$ -	$ 4,448
Class T	-	141,075
Class B	-	10,959
Class C	-	6,481
Institutional Class	-	7,648
Total	$ -	$ 170,611
	$ -	$ 205,235

9. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Amounts in thousands	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2002	2001	2002	2001

Class A Shares sold	5,966	18,591	$ 80,568	$ 285,068
Reinvestment of distributions	-	299	-	5,252
Shares redeemed	(6,021)	(17,571)	(81,722)	(268,473)
Net increase (decrease)	(55)	1,319	$ (1,154)	$ 21,847
Class T Shares sold	15,641	43,963	$ 214,544	$ 706,809
Reinvestment of distributions	-	9,114	-	162,858
Shares redeemed	(16,891)	(46,077)	(232,634)	(746,478)
Net increase (decrease)	(1,250)	7,000	$ (18,090)	$ 123,189
Class B Shares sold	428	1,055	$ 5,690	$ 16,841
Reinvestment of distributions	-	636	-	11,007
Shares redeemed	(1,073)	(1,776)	(14,215)	(26,704)
Net increase (decrease)	(645)	(85)	$ (8,525)	$ 1,144
Class C Shares sold	529	2,132	$ 7,081	$ 34,004
Reinvestment of distributions	-	343	-	6,023
Shares redeemed	(933)	(2,237)	(12,547)	(35,016)
Net increase (decrease)	(404)	238	$ (5,466)	$ 5,011
Institutional Class Shares sold	3,129	4,997	$ 42,469	$ 81,898
Reinvestment of distributions	-	194	-	3,417
Shares redeemed	(2,128)	(4,351)	(28,871)	(69,943)
Net increase (decrease)	1,001	840	$ 13,598	$ 15,372

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

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1.703566.104

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